Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO Equity Series
Entity Central Index Key	0001479360
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000106728
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class A
Trading Symbol	PQIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$9,449	$10,000	$10,000
7/31/16	$9,705	$10,063	$10,166
8/31/16	$9,724	$10,052	$10,155
9/30/16	$9,800	$10,046	$10,195
10/31/16	$9,724	$9,969	$10,027
11/30/16	$9,886	$9,733	$9,896
12/31/16	$10,114	$9,747	$10,038
1/31/17	$10,268	$9,766	$10,129
2/28/17	$10,345	$9,832	$10,315
3/31/17	$10,467	$9,827	$10,380
4/30/17	$10,495	$9,902	$10,460
5/31/17	$10,659	$9,979	$10,638
6/30/17	$10,728	$9,969	$10,629
7/31/17	$10,979	$10,011	$10,757
8/31/17	$10,950	$10,101	$10,835
9/30/17	$11,248	$10,053	$10,917
10/31/17	$11,384	$10,059	$10,960
11/30/17	$11,521	$10,046	$11,046
12/31/17	$11,705	$10,092	$11,140
1/31/18	$12,168	$9,976	$11,324
2/28/18	$11,675	$9,881	$11,006
3/31/18	$11,583	$9,945	$10,953
4/30/18	$11,711	$9,871	$10,927
5/31/18	$11,514	$9,941	$10,886
6/30/18	$11,436	$9,929	$10,860
7/31/18	$11,753	$9,931	$11,074
8/31/18	$11,644	$9,995	$11,108
9/30/18	$11,758	$9,931	$11,141
10/31/18	$11,178	$9,852	$10,827
11/30/18	$11,268	$9,911	$10,984
12/31/18	$10,646	$10,093	$10,758
1/31/19	$11,269	$10,200	$11,143
2/28/19	$11,421	$10,195	$11,285
3/31/19	$11,417	$10,390	$11,444
4/30/19	$11,622	$10,393	$11,548
5/31/19	$11,081	$10,577	$11,374
6/30/19	$11,620	$10,710	$11,815
7/31/19	$11,496	$10,734	$11,779
8/31/19	$11,187	$11,012	$11,830
9/30/19	$11,641	$10,953	$12,002
10/31/19	$11,848	$10,986	$12,204
11/30/19	$11,993	$10,981	$12,279
12/31/19	$12,257	$10,973	$12,510
1/31/20	$11,888	$11,184	$12,434
2/29/20	$11,022	$11,386	$12,021
3/31/20	$9,216	$11,319	$11,248
4/30/20	$9,776	$11,520	$11,796
5/31/20	$10,082	$11,573	$11,905
6/30/20	$10,258	$11,646	$12,013
7/31/20	$10,311	$11,820	$12,311
8/31/20	$10,702	$11,725	$12,428
9/30/20	$10,366	$11,718	$12,276
10/31/20	$10,165	$11,666	$12,069
11/30/20	$11,599	$11,781	$12,873
12/31/20	$12,048	$11,797	$13,164
1/31/21	$12,243	$11,712	$13,070
2/28/21	$12,926	$11,543	$13,076
3/31/21	$13,440	$11,399	$13,331
4/30/21	$13,603	$11,489	$13,530
5/31/21	$13,994	$11,527	$13,730
6/30/21	$13,940	$11,608	$13,712
7/31/21	$13,797	$11,737	$13,815
8/31/21	$13,863	$11,715	$13,893
9/30/21	$13,735	$11,614	$13,544
10/31/21	$13,856	$11,610	$13,680
11/30/21	$13,680	$11,645	$13,511
12/31/21	$14,227	$11,615	$13,987
1/31/22	$14,126	$11,365	$13,800
2/28/22	$13,912	$11,238	$13,606
3/31/22	$13,984	$10,926	$13,492
4/30/22	$13,500	$10,511	$12,975
5/31/22	$13,691	$10,579	$13,097
6/30/22	$12,802	$10,413	$12,535
7/31/22	$13,198	$10,667	$12,827
8/31/22	$12,859	$10,366	$12,408
9/30/22	$12,123	$9,918	$11,659
10/31/22	$12,614	$9,790	$11,969
11/30/22	$13,413	$10,150	$12,694
12/31/22	$13,301	$10,104	$12,570
1/31/23	$13,798	$10,415	$12,957
2/28/23	$13,383	$10,145	$12,576
3/31/23	$13,574	$10,403	$12,870
4/30/23	$13,705	$10,466	$13,047
5/31/23	$13,407	$10,352	$12,670
6/30/23	$13,886	$10,315	$12,941
7/31/23	$14,199	$10,308	$13,183
8/31/23	$13,983	$10,242	$12,970
9/30/23	$13,687	$9,982	$12,639
10/31/23	$13,456	$9,824	$12,301
11/30/23	$14,270	$10,269	$12,980
12/31/23	$14,864	$10,662	$13,513
1/31/24	$14,901	$10,633	$13,506
2/29/24	$15,038	$10,483	$13,478
3/31/24	$15,485	$10,580	$13,798
4/30/24	$15,073	$10,312	$13,438
5/31/24	$15,548	$10,487	$13,725
6/30/24	$15,561	$10,587	$13,736
7/31/24	$16,016	$10,834	$14,186
8/31/24	$16,408	$10,990	$14,522
9/30/24	$16,647	$11,137	$14,755
10/31/24	$16,316	$10,860	$14,356
11/30/24	$16,596	$10,975	$14,511
12/31/24	$16,203	$10,796	$14,095
1/31/25	$16,528	$10,853	$14,336
2/28/25	$16,982	$11,092	$14,687
3/31/25	$17,079	$11,096	$14,706
4/30/25	$17,106	$11,140	$14,695
5/31/25	$17,381	$11,060	$14,815
6/30/25	$17,814	$11,230	$15,083
7/31/25	$17,853	$11,200	$15,041
8/31/25	$18,410	$11,334	$15,445
9/30/25	$18,690	$11,458	$15,612
10/31/25	$18,757	$11,529	$15,685
11/30/25	$19,158	$11,601	$15,907
12/31/25	$19,398	$11,584	$16,002
1/31/26	$20,075	$11,596	$16,470
2/28/26	$20,834	$11,786	$17,038
3/31/26	$20,120	$11,578	$16,364
4/30/26	$20,653	$11,591	$16,666
5/31/26	$20,967	$11,627	$16,847
6/30/26	$21,053	$11,656	$16,881

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	18.18%	8.59%	8.34%
Class A (including sales charge)	11.70%	7.37%	7.73%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 298,263,000
Holdings Count | Holding	1,427
Advisory Fees Paid, Amount	$ 1,059,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000106729
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class C
Trading Symbol	PQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.89%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,262	$10,063	$10,166
8/31/16	$10,282	$10,052	$10,155
9/30/16	$10,353	$10,046	$10,195
10/31/16	$10,272	$9,969	$10,027
11/30/16	$10,423	$9,733	$9,896
12/31/16	$10,663	$9,747	$10,038
1/31/17	$10,825	$9,766	$10,129
2/28/17	$10,896	$9,832	$10,315
3/31/17	$11,019	$9,827	$10,380
4/30/17	$11,039	$9,902	$10,460
5/31/17	$11,202	$9,979	$10,638
6/30/17	$11,270	$9,969	$10,629
7/31/17	$11,525	$10,011	$10,757
8/31/17	$11,484	$10,101	$10,835
9/30/17	$11,790	$10,053	$10,917
10/31/17	$11,923	$10,059	$10,960
11/30/17	$12,066	$10,046	$11,046
12/31/17	$12,245	$10,092	$11,140
1/31/18	$12,731	$9,976	$11,324
2/28/18	$12,204	$9,881	$11,006
3/31/18	$12,100	$9,945	$10,953
4/30/18	$12,225	$9,871	$10,927
5/31/18	$12,007	$9,941	$10,886
6/30/18	$11,915	$9,929	$10,860
7/31/18	$12,247	$9,931	$11,074
8/31/18	$12,123	$9,995	$11,108
9/30/18	$12,235	$9,931	$11,141
10/31/18	$11,629	$9,852	$10,827
11/30/18	$11,713	$9,911	$10,984
12/31/18	$11,057	$10,093	$10,758
1/31/19	$11,694	$10,200	$11,143
2/28/19	$11,854	$10,195	$11,285
3/31/19	$11,833	$10,390	$11,444
4/30/19	$12,045	$10,393	$11,548
5/31/19	$11,471	$10,577	$11,374
6/30/19	$12,019	$10,710	$11,815
7/31/19	$11,891	$10,734	$11,779
8/31/19	$11,561	$11,012	$11,830
9/30/19	$12,023	$10,953	$12,002
10/31/19	$12,226	$10,986	$12,204
11/30/19	$12,376	$10,981	$12,279
12/31/19	$12,640	$10,973	$12,510
1/31/20	$12,249	$11,184	$12,434
2/29/20	$11,348	$11,386	$12,021
3/31/20	$9,480	$11,319	$11,248
4/30/20	$10,045	$11,520	$11,796
5/31/20	$10,359	$11,573	$11,905
6/30/20	$10,533	$11,646	$12,013
7/31/20	$10,588	$11,820	$12,311
8/31/20	$10,968	$11,725	$12,428
9/30/20	$10,627	$11,718	$12,276
10/31/20	$10,409	$11,666	$12,069
11/30/20	$11,879	$11,781	$12,873
12/31/20	$12,323	$11,797	$13,164
1/31/21	$12,522	$11,712	$13,070
2/28/21	$13,209	$11,543	$13,076
3/31/21	$13,719	$11,399	$13,331
4/30/21	$13,874	$11,489	$13,530
5/31/21	$14,273	$11,527	$13,730
6/30/21	$14,201	$11,608	$13,712
7/31/21	$14,045	$11,737	$13,815
8/31/21	$14,100	$11,715	$13,893
9/30/21	$13,973	$11,614	$13,544
10/31/21	$14,085	$11,610	$13,680
11/30/21	$13,895	$11,645	$13,511
12/31/21	$14,441	$11,615	$13,987
1/31/22	$14,339	$11,365	$13,800
2/28/22	$14,111	$11,238	$13,606
3/31/22	$14,168	$10,926	$13,492
4/30/22	$13,677	$10,511	$12,975
5/31/22	$13,860	$10,579	$13,097
6/30/22	$12,956	$10,413	$12,535
7/31/22	$13,346	$10,667	$12,827
8/31/22	$12,979	$10,366	$12,408
9/30/22	$12,242	$9,918	$11,659
10/31/22	$12,726	$9,790	$11,969
11/30/22	$13,522	$10,150	$12,694
12/31/22	$13,402	$10,104	$12,570
1/31/23	$13,892	$10,415	$12,957
2/28/23	$13,474	$10,145	$12,576
3/31/23	$13,657	$10,403	$12,870
4/30/23	$13,778	$10,466	$13,047
5/31/23	$13,465	$10,352	$12,670
6/30/23	$13,945	$10,315	$12,941
7/31/23	$14,247	$10,308	$13,183
8/31/23	$14,017	$10,242	$12,970
9/30/23	$13,713	$9,982	$12,639
10/31/23	$13,469	$9,824	$12,301
11/30/23	$14,273	$10,269	$12,980
12/31/23	$14,873	$10,662	$13,513
1/31/24	$14,898	$10,633	$13,506
2/29/24	$15,022	$10,483	$13,478
3/31/24	$15,457	$10,580	$13,798
4/30/24	$15,032	$10,312	$13,438
5/31/24	$15,494	$10,487	$13,725
6/30/24	$15,501	$10,587	$13,736
7/31/24	$15,954	$10,834	$14,186
8/31/24	$16,332	$10,990	$14,522
9/30/24	$16,546	$11,137	$14,755
10/31/24	$16,216	$10,860	$14,356
11/30/24	$16,482	$10,975	$14,511
12/31/24	$16,080	$10,796	$14,095
1/31/25	$16,403	$10,853	$14,336
2/28/25	$16,842	$11,092	$14,687
3/31/25	$16,924	$11,096	$14,706
4/30/25	$16,937	$11,140	$14,695
5/31/25	$17,197	$11,060	$14,815
6/30/25	$17,621	$11,230	$15,083
7/31/25	$17,648	$11,200	$15,041
8/31/25	$18,186	$11,334	$15,445
9/30/25	$18,450	$11,458	$15,612
10/31/25	$18,503	$11,529	$15,685
11/30/25	$18,887	$11,601	$15,907
12/31/25	$19,109	$11,584	$16,002
1/31/26	$19,765	$11,596	$16,470
2/28/26	$20,501	$11,786	$17,038
3/31/26	$19,791	$11,578	$16,364
4/30/26	$20,303	$11,591	$16,666
5/31/26	$20,586	$11,627	$16,847
6/30/26	$20,661	$11,656	$16,881

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	17.25%	7.79%	7.53%
Class C (including sales charge)	16.25%	7.79%	7.53%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 298,263,000
Holdings Count | Holding	1,427
Advisory Fees Paid, Amount	$ 1,059,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000106724
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Institutional Class
Trading Symbol	PQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,028,169	$1,006,322	$1,016,591
8/31/16	$1,031,187	$1,005,171	$1,015,500
9/30/16	$1,039,235	$1,004,583	$1,019,534
10/31/16	$1,031,187	$996,899	$1,002,724
11/30/16	$1,048,290	$973,318	$989,644
12/31/16	$1,072,279	$974,691	$1,003,818
1/31/17	$1,089,607	$976,603	$1,012,920
2/28/17	$1,097,761	$983,167	$1,031,544
3/31/17	$1,111,442	$982,652	$1,037,981
4/30/17	$1,114,512	$990,235	$1,046,031
5/31/17	$1,132,934	$997,857	$1,063,795
6/30/17	$1,140,135	$996,853	$1,062,908
7/31/17	$1,166,865	$1,001,142	$1,075,709
8/31/17	$1,163,781	$1,010,122	$1,083,515
9/30/17	$1,196,213	$1,005,311	$1,091,661
10/31/17	$1,210,700	$1,005,893	$1,096,050
11/30/17	$1,226,222	$1,004,602	$1,104,581
12/31/17	$1,245,994	$1,009,213	$1,113,962
1/31/18	$1,296,338	$997,590	$1,132,412
2/28/18	$1,243,897	$988,133	$1,100,603
3/31/18	$1,233,958	$994,470	$1,095,275
4/30/18	$1,248,648	$987,074	$1,092,681
5/31/18	$1,227,663	$994,119	$1,088,579
6/30/18	$1,218,638	$992,896	$1,085,975
7/31/18	$1,253,486	$993,132	$1,107,438
8/31/18	$1,242,926	$999,522	$1,110,828
9/30/18	$1,255,884	$993,086	$1,114,142
10/31/18	$1,193,090	$985,238	$1,082,660
11/30/18	$1,203,733	$991,119	$1,098,366
12/31/18	$1,136,546	$1,009,328	$1,075,777
1/31/19	$1,203,978	$1,020,046	$1,114,289
2/28/19	$1,221,379	$1,019,455	$1,128,514
3/31/19	$1,221,148	$1,039,031	$1,144,388
4/30/19	$1,242,916	$1,039,297	$1,154,846
5/31/19	$1,185,232	$1,057,746	$1,137,443
6/30/19	$1,243,715	$1,071,029	$1,181,541
7/31/19	$1,231,576	$1,073,385	$1,177,922
8/31/19	$1,197,365	$1,101,198	$1,182,993
9/30/19	$1,246,708	$1,095,333	$1,200,169
10/31/19	$1,270,001	$1,098,632	$1,220,437
11/30/19	$1,285,529	$1,098,073	$1,227,926
12/31/19	$1,314,111	$1,097,308	$1,251,046
1/31/20	$1,275,627	$1,118,425	$1,243,372
2/29/20	$1,182,813	$1,138,555	$1,202,120
3/31/20	$988,703	$1,131,855	$1,124,762
4/30/20	$1,048,796	$1,151,975	$1,179,592
5/31/20	$1,082,811	$1,157,338	$1,190,530
6/30/20	$1,102,157	$1,164,629	$1,201,267
7/31/20	$1,107,833	$1,182,025	$1,231,104
8/31/20	$1,149,830	$1,172,483	$1,242,801
9/30/20	$1,114,413	$1,171,841	$1,227,649
10/31/20	$1,092,741	$1,166,608	$1,206,902
11/30/20	$1,247,869	$1,178,055	$1,287,303
12/31/20	$1,296,310	$1,179,679	$1,316,358
1/31/21	$1,317,275	$1,171,220	$1,306,963
2/28/21	$1,391,816	$1,154,307	$1,307,591
3/31/21	$1,446,763	$1,139,894	$1,333,124
4/30/21	$1,465,461	$1,148,899	$1,352,956
5/31/21	$1,507,532	$1,152,653	$1,372,995
6/30/21	$1,501,893	$1,160,751	$1,371,207
7/31/21	$1,487,724	$1,173,730	$1,381,503
8/31/21	$1,494,808	$1,171,495	$1,389,310
9/30/21	$1,481,929	$1,161,352	$1,354,397
10/31/21	$1,495,001	$1,161,032	$1,367,956
11/30/21	$1,475,987	$1,164,467	$1,351,065
12/31/21	$1,536,338	$1,161,487	$1,398,745
1/31/22	$1,525,425	$1,136,464	$1,379,962
2/28/22	$1,503,598	$1,123,785	$1,360,616
3/31/22	$1,510,935	$1,092,565	$1,349,155
4/30/22	$1,458,750	$1,051,104	$1,297,495
5/31/22	$1,480,595	$1,057,881	$1,309,739
6/30/22	$1,385,395	$1,041,285	$1,253,479
7/31/22	$1,428,117	$1,066,728	$1,282,679
8/31/22	$1,390,278	$1,036,586	$1,240,797
9/30/22	$1,311,575	$991,799	$1,165,939
10/31/22	$1,365,814	$978,953	$1,196,895
11/30/22	$1,453,334	$1,014,955	$1,269,405
12/31/22	$1,440,358	$1,010,376	$1,257,042
1/31/23	$1,495,411	$1,041,460	$1,295,714
2/28/23	$1,450,600	$1,014,532	$1,257,568
3/31/23	$1,472,294	$1,040,304	$1,286,991
4/30/23	$1,486,501	$1,046,609	$1,304,678
5/31/23	$1,454,214	$1,035,213	$1,267,027
6/30/23	$1,507,391	$1,031,521	$1,294,072
7/31/23	$1,541,265	$1,030,801	$1,318,263
8/31/23	$1,517,814	$1,024,217	$1,296,994
9/30/23	$1,486,619	$998,190	$1,263,867
10/31/23	$1,461,623	$982,438	$1,230,077
11/30/23	$1,549,768	$1,026,929	$1,297,988
12/31/23	$1,615,798	$1,066,238	$1,351,319
1/31/24	$1,619,824	$1,063,310	$1,350,642
2/29/24	$1,635,928	$1,048,288	$1,347,768
3/31/24	$1,684,405	$1,057,967	$1,379,809
4/30/24	$1,639,650	$1,031,245	$1,343,772
5/31/24	$1,692,542	$1,048,728	$1,372,505
6/30/24	$1,694,073	$1,058,656	$1,373,607
7/31/24	$1,744,827	$1,083,383	$1,418,637
8/31/24	$1,788,722	$1,098,951	$1,452,237
9/30/24	$1,814,602	$1,113,666	$1,475,503
10/31/24	$1,778,615	$1,086,048	$1,435,598
11/30/24	$1,810,450	$1,097,531	$1,451,088
12/31/24	$1,768,136	$1,079,569	$1,409,461
1/31/25	$1,804,884	$1,085,296	$1,433,582
2/28/25	$1,854,352	$1,109,175	$1,468,694
3/31/25	$1,864,885	$1,109,592	$1,470,622
4/30/25	$1,867,740	$1,113,953	$1,469,491
5/31/25	$1,899,155	$1,105,977	$1,481,534
6/30/25	$1,946,501	$1,122,983	$1,508,311
7/31/25	$1,952,277	$1,120,021	$1,504,067
8/31/25	$2,014,368	$1,133,417	$1,544,523
9/30/25	$2,043,334	$1,145,781	$1,561,241
10/31/25	$2,052,091	$1,152,939	$1,568,541
11/30/25	$2,097,336	$1,160,104	$1,590,725
12/31/25	$2,124,128	$1,158,387	$1,600,209
1/31/26	$2,198,087	$1,159,624	$1,647,004
2/28/26	$2,282,402	$1,178,615	$1,703,837
3/31/26	$2,204,608	$1,157,843	$1,636,440
4/30/26	$2,264,313	$1,159,144	$1,666,608
5/31/26	$2,298,643	$1,162,750	$1,684,666
6/30/26	$2,308,532	$1,165,554	$1,688,071

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	18.60%	8.98%	8.73%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 298,263,000
Holdings Count | Holding	1,427
Advisory Fees Paid, Amount	$ 1,059,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000106725
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	I-2
Trading Symbol	PQIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns.

  Exposure to the cash interest rate in the U.S. contributed to performance through carry, as U.S. cash rates remained positive.

  Long exposure to U.S. duration detracted from performance, as interest rates across the curve broadly rose.

  Long exposure to the Japanese yen ("JPY") detracted from performance, as the JPY depreciated against the U.S. dollar ("USD").

  Long exposure to the euro ("EUR") detracted from performance, as the EUR depreciated against the USD.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,028,112	$1,006,322	$1,016,591
8/31/16	$1,030,120	$1,005,171	$1,015,500
9/30/16	$1,038,153	$1,004,583	$1,019,534
10/31/16	$1,031,124	$996,899	$1,002,724
11/30/16	$1,047,189	$973,318	$989,644
12/31/16	$1,071,384	$974,691	$1,003,818
1/31/17	$1,088,664	$976,603	$1,012,920
2/28/17	$1,096,796	$983,167	$1,031,544
3/31/17	$1,110,228	$982,652	$1,037,981
4/30/17	$1,113,289	$990,235	$1,046,031
5/31/17	$1,131,657	$997,857	$1,063,795
6/30/17	$1,138,623	$996,853	$1,062,908
7/31/17	$1,165,270	$1,001,142	$1,075,709
8/31/17	$1,162,195	$1,010,122	$1,083,515
9/30/17	$1,194,321	$1,005,311	$1,091,661
10/31/17	$1,208,761	$1,005,893	$1,096,050
11/30/17	$1,224,231	$1,004,602	$1,104,581
12/31/17	$1,243,614	$1,009,213	$1,113,962
1/31/18	$1,293,776	$997,590	$1,132,412
2/28/18	$1,241,523	$988,133	$1,100,603
3/31/18	$1,231,640	$994,470	$1,095,275
4/30/18	$1,245,232	$987,074	$1,092,681
5/31/18	$1,224,322	$994,119	$1,088,579
6/30/18	$1,216,081	$992,896	$1,085,975
7/31/18	$1,250,796	$993,132	$1,107,438
8/31/18	$1,239,225	$999,522	$1,110,828
9/30/18	$1,251,887	$993,086	$1,114,142
10/31/18	$1,190,405	$985,238	$1,082,660
11/30/18	$1,199,946	$991,119	$1,098,366
12/31/18	$1,133,788	$1,009,328	$1,075,777
1/31/19	$1,200,927	$1,020,046	$1,114,289
2/28/19	$1,217,170	$1,019,455	$1,128,514
3/31/19	$1,216,886	$1,039,031	$1,144,388
4/30/19	$1,239,642	$1,039,297	$1,154,846
5/31/19	$1,182,211	$1,057,746	$1,137,443
6/30/19	$1,239,296	$1,071,029	$1,181,541
7/31/19	$1,227,222	$1,073,385	$1,177,922
8/31/19	$1,193,193	$1,101,198	$1,182,993
9/30/19	$1,242,124	$1,095,333	$1,200,169
10/31/19	$1,265,290	$1,098,632	$1,220,437
11/30/19	$1,280,734	$1,098,073	$1,227,926
12/31/19	$1,309,829	$1,097,308	$1,251,046
1/31/20	$1,270,444	$1,118,425	$1,243,372
2/29/20	$1,178,171	$1,138,555	$1,202,120
3/31/20	$985,003	$1,131,855	$1,124,762
4/30/20	$1,044,734	$1,151,975	$1,179,592
5/31/20	$1,077,418	$1,157,338	$1,190,530
6/30/20	$1,096,489	$1,164,629	$1,201,267
7/31/20	$1,103,258	$1,182,025	$1,231,104
8/31/20	$1,144,997	$1,172,483	$1,242,801
9/30/20	$1,109,602	$1,171,841	$1,227,649
10/31/20	$1,088,067	$1,166,608	$1,206,902
11/30/20	$1,242,210	$1,178,055	$1,287,303
12/31/20	$1,289,911	$1,179,679	$1,316,358
1/31/21	$1,311,892	$1,171,220	$1,306,963
2/28/21	$1,384,775	$1,154,307	$1,307,591
3/31/21	$1,440,214	$1,139,894	$1,333,124
4/30/21	$1,457,622	$1,148,899	$1,352,956
5/31/21	$1,500,562	$1,152,653	$1,372,995
6/30/21	$1,494,496	$1,160,751	$1,371,207
7/31/21	$1,479,258	$1,173,730	$1,381,503
8/31/21	$1,486,291	$1,171,495	$1,389,310
9/30/21	$1,473,212	$1,161,352	$1,354,397
10/31/21	$1,487,367	$1,161,032	$1,367,956
11/30/21	$1,468,494	$1,164,467	$1,351,065
12/31/21	$1,527,981	$1,161,487	$1,398,745
1/31/22	$1,517,153	$1,136,464	$1,379,962
2/28/22	$1,494,293	$1,123,785	$1,360,616
3/31/22	$1,501,494	$1,092,565	$1,349,155
4/30/22	$1,450,922	$1,051,104	$1,297,495
5/31/22	$1,471,392	$1,057,881	$1,309,739
6/30/22	$1,375,936	$1,041,285	$1,253,479
7/31/22	$1,418,328	$1,066,728	$1,282,679
8/31/22	$1,381,992	$1,036,586	$1,240,797
9/30/22	$1,303,659	$991,799	$1,165,939
10/31/22	$1,357,469	$978,953	$1,196,895
11/30/22	$1,443,075	$1,014,955	$1,269,405
12/31/22	$1,430,857	$1,010,376	$1,257,042
1/31/23	$1,485,451	$1,041,460	$1,295,714
2/28/23	$1,441,014	$1,014,532	$1,257,568
3/31/23	$1,462,191	$1,040,304	$1,286,991
4/30/23	$1,476,275	$1,046,609	$1,304,678
5/31/23	$1,444,265	$1,035,213	$1,267,027
6/30/23	$1,496,621	$1,031,521	$1,294,072
7/31/23	$1,530,194	$1,030,801	$1,318,263
8/31/23	$1,506,951	$1,024,217	$1,296,994
9/30/23	$1,475,870	$998,190	$1,263,867
10/31/23	$1,451,098	$982,438	$1,230,077
11/30/23	$1,538,451	$1,026,929	$1,297,988
12/31/23	$1,603,369	$1,066,238	$1,351,319
1/31/24	$1,607,357	$1,063,310	$1,350,642
2/29/24	$1,623,311	$1,048,288	$1,347,768
3/31/24	$1,672,339	$1,057,967	$1,379,809
4/30/24	$1,626,669	$1,031,245	$1,343,772
5/31/24	$1,679,055	$1,048,728	$1,372,505
6/30/24	$1,680,221	$1,058,656	$1,373,607
7/31/24	$1,730,478	$1,083,383	$1,418,637
8/31/24	$1,773,944	$1,098,951	$1,452,237
9/30/24	$1,799,235	$1,113,666	$1,475,503
10/31/24	$1,763,606	$1,086,048	$1,435,598
11/30/24	$1,795,124	$1,097,531	$1,451,088
12/31/24	$1,752,791	$1,079,569	$1,409,461
1/31/25	$1,789,162	$1,085,296	$1,433,582
2/28/25	$1,838,123	$1,109,175	$1,468,694
3/31/25	$1,848,236	$1,109,592	$1,470,622
4/30/25	$1,851,062	$1,113,953	$1,469,491
5/31/25	$1,882,148	$1,105,977	$1,481,534
6/30/25	$1,929,928	$1,122,983	$1,508,311
7/31/25	$1,932,785	$1,120,021	$1,504,067
8/31/25	$1,995,640	$1,133,417	$1,544,523
9/30/25	$2,025,337	$1,145,781	$1,561,241
10/31/25	$2,032,554	$1,152,939	$1,568,541
11/30/25	$2,075,862	$1,160,104	$1,590,725
12/31/25	$2,103,149	$1,158,387	$1,600,209
1/31/26	$2,176,277	$1,159,624	$1,647,004
2/28/26	$2,259,642	$1,178,615	$1,703,837
3/31/26	$2,182,418	$1,157,843	$1,636,440
4/30/26	$2,241,442	$1,159,144	$1,666,608
5/31/26	$2,275,381	$1,162,750	$1,684,666
6/30/26	$2,285,894	$1,165,554	$1,688,071

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	18.44%	8.87%	8.62%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	11.92%	4.25%	5.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 298,263,000
Holdings Count | Holding	1,427
Advisory Fees Paid, Amount	$ 1,059,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$298,263
# of Portfolio Holdings	1,427
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$1,059
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Common Stocks	45.9%
U.S. Government Agencies	30.3%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	7.5%
Non-Agency Mortgage-Backed Securities	6.4%
Sovereign Issues	5.2%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	4.4%
Preferred Stocks	0.6%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.3%
Affiliated Investments	7.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(28.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000154254
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Class A
Trading Symbol	PEAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the financials sector contributed to relative performance versus the MSCI Emerging Markets Value Index (the “Index”), as the sector underperformed the Index.

  Security selection in the materials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the real estate sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/16	$9,625	$10,000	$10,000
7/31/16	$10,375	$10,503	$10,537
8/31/16	$10,496	$10,764	$10,734
9/30/16	$10,673	$10,903	$10,816
10/31/16	$11,092	$10,929	$10,976
11/30/16	$10,849	$10,426	$10,615
12/31/16	$10,951	$10,449	$10,697
1/31/17	$11,822	$11,020	$11,186
2/28/17	$12,173	$11,358	$11,592
3/31/17	$12,241	$11,644	$11,784
4/30/17	$12,297	$11,899	$11,881
5/31/17	$12,218	$12,251	$12,145
6/30/17	$12,229	$12,375	$12,157
7/31/17	$13,044	$13,112	$12,800
8/31/17	$13,428	$13,405	$13,075
9/30/17	$13,214	$13,351	$12,823
10/31/17	$13,587	$13,819	$13,248
11/30/17	$13,451	$13,847	$13,147
12/31/17	$14,113	$14,344	$13,700
1/31/18	$15,511	$15,540	$14,895
2/28/18	$14,690	$14,823	$14,199
3/31/18	$14,555	$14,547	$13,921
4/30/18	$14,518	$14,483	$14,044
5/31/18	$13,844	$13,970	$13,368
6/30/18	$13,096	$13,389	$12,677
7/31/18	$13,549	$13,684	$13,190
8/31/18	$13,083	$13,314	$12,911
9/30/18	$13,231	$13,243	$13,113
10/31/18	$12,213	$12,090	$12,153
11/30/18	$12,642	$12,588	$12,511
12/31/18	$12,297	$12,254	$12,229
1/31/19	$13,317	$13,327	$13,219
2/28/19	$13,195	$13,357	$13,173
3/31/19	$13,032	$13,469	$13,188
4/30/19	$13,209	$13,753	$13,343
5/31/19	$12,624	$12,755	$12,640
6/30/19	$13,385	$13,551	$13,316
7/31/19	$12,937	$13,385	$12,957
8/31/19	$12,216	$12,733	$12,184
9/30/19	$12,556	$12,976	$12,453
10/31/19	$13,032	$13,523	$12,882
11/30/19	$13,032	$13,504	$12,791
12/31/19	$13,930	$14,512	$13,692
1/31/20	$12,870	$13,835	$12,768
2/29/20	$11,866	$13,106	$11,952
3/31/20	$9,315	$11,087	$9,857
4/30/20	$10,137	$12,103	$10,693
5/31/20	$10,291	$12,196	$10,654
6/30/20	$10,807	$13,092	$11,220
7/31/20	$11,281	$14,262	$11,934
8/31/20	$11,364	$14,577	$12,022
9/30/20	$11,099	$14,343	$11,743
10/31/20	$11,071	$14,639	$11,791
11/30/20	$12,759	$15,993	$13,305
12/31/20	$14,006	$17,169	$14,441
1/31/21	$14,176	$17,695	$14,551
2/28/21	$15,068	$17,830	$14,955
3/31/21	$15,549	$17,561	$15,035
4/30/21	$16,272	$17,998	$15,380
5/31/21	$16,796	$18,416	$15,978
6/30/21	$16,796	$18,447	$15,887
7/31/21	$16,399	$17,206	$15,133
8/31/21	$16,725	$17,656	$15,550
9/30/21	$16,130	$16,955	$15,081
10/31/21	$16,087	$17,122	$15,129
11/30/21	$15,323	$16,424	$14,505
12/31/21	$16,160	$16,732	$15,019
1/31/22	$16,438	$16,415	$14,908
2/28/22	$15,542	$15,925	$14,662
3/31/22	$15,511	$15,565	$14,505
4/30/22	$14,661	$14,699	$13,687
5/31/22	$15,016	$14,764	$13,805
6/30/22	$13,441	$13,783	$12,934
7/31/22	$13,657	$13,749	$12,816
8/31/22	$13,951	$13,806	$12,831
9/30/22	$12,576	$12,188	$11,517
10/31/22	$12,977	$11,809	$11,314
11/30/22	$14,507	$13,561	$12,837
12/31/22	$14,425	$13,370	$12,642
1/31/23	$15,183	$14,426	$13,553
2/28/23	$14,476	$13,491	$12,821
3/31/23	$14,993	$13,899	$13,136
4/30/23	$15,441	$13,742	$13,189
5/31/23	$15,166	$13,511	$12,942
6/30/23	$15,907	$14,024	$13,468
7/31/23	$17,147	$14,897	$14,346
8/31/23	$16,493	$13,979	$13,500
9/30/23	$16,217	$13,614	$13,362
10/31/23	$15,338	$13,085	$12,834
11/30/23	$16,544	$14,132	$13,701
12/31/23	$17,636	$14,684	$14,438
1/31/24	$17,636	$14,003	$13,915
2/29/24	$18,210	$14,669	$14,476
3/31/24	$18,372	$15,032	$14,628
4/30/24	$18,677	$15,100	$14,724
5/31/24	$19,376	$15,185	$14,876
6/30/24	$19,340	$15,784	$15,371
7/31/24	$19,394	$15,831	$15,468
8/31/24	$19,663	$16,086	$15,709
9/30/24	$20,506	$17,160	$16,620
10/31/24	$19,340	$16,397	$15,732
11/30/24	$19,107	$15,808	$15,199
12/31/24	$18,802	$15,786	$15,089
1/31/25	$18,821	$16,069	$15,314
2/28/25	$18,707	$16,146	$15,496
3/31/25	$19,356	$16,249	$15,740
4/30/25	$19,222	$16,462	$15,846
5/31/25	$20,234	$17,164	$16,489
6/30/25	$21,284	$18,196	$17,317
7/31/25	$21,436	$18,551	$17,591
8/31/25	$21,818	$18,789	$17,625
9/30/25	$22,238	$20,133	$18,830
10/31/25	$22,773	$20,975	$19,592
11/30/25	$23,173	$20,473	$19,384
12/31/25	$23,598	$21,085	$20,029
1/31/26	$25,935	$22,952	$21,823
2/28/26	$27,514	$24,213	$23,228
3/31/26	$25,484	$21,051	$20,250
4/30/26	$27,186	$24,147	$22,793
5/31/26	$27,268	$26,486	$25,110
6/30/26	$25,750	$26,113	$24,638

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	20.99%	8.92%	10.34%
Class A (including sales charge)	16.49%	8.10%	9.92%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets Value Index	42.27%	9.17%	9.44%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,766,101,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,237,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,766,101
# of Portfolio Holdings	310
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$13,237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
China	27.0%
Taiwan	15.9%
Brazil	13.7%
South Korea	10.4%
Thailand	9.4%
India	6.5%
South Africa	4.3%
Indonesia	2.3%
Mexico	2.3%
Hong Kong	1.9%
Other Countries	4.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154250
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	PEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the financials sector contributed to relative performance versus the MSCI Emerging Markets Value Index (the “Index”), as the sector underperformed the Index.

  Security selection in the materials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the real estate sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,077,892	$1,050,322	$1,053,669
8/31/16	$1,091,638	$1,076,424	$1,073,428
9/30/16	$1,109,966	$1,090,266	$1,081,598
10/31/16	$1,153,494	$1,092,866	$1,097,611
11/30/16	$1,129,439	$1,042,560	$1,061,484
12/31/16	$1,139,845	$1,044,862	$1,069,721
1/31/17	$1,231,692	$1,102,040	$1,118,575
2/28/17	$1,268,196	$1,135,775	$1,159,160
3/31/17	$1,276,438	$1,164,446	$1,178,375
4/30/17	$1,282,326	$1,189,939	$1,188,147
5/31/17	$1,274,083	$1,225,118	$1,214,460
6/30/17	$1,275,261	$1,237,453	$1,215,703
7/31/17	$1,360,043	$1,311,216	$1,280,037
8/31/17	$1,401,256	$1,340,464	$1,307,456
9/30/17	$1,378,883	$1,335,134	$1,282,257
10/31/17	$1,417,741	$1,381,938	$1,324,820
11/30/17	$1,404,789	$1,384,712	$1,314,659
12/31/17	$1,474,245	$1,434,419	$1,369,966
1/31/18	$1,621,032	$1,553,973	$1,489,495
2/28/18	$1,535,513	$1,482,304	$1,419,935
3/31/18	$1,521,472	$1,454,743	$1,392,134
4/30/18	$1,518,919	$1,448,307	$1,404,420
5/31/18	$1,448,717	$1,396,987	$1,336,829
6/30/18	$1,370,857	$1,338,946	$1,267,694
7/31/18	$1,419,360	$1,368,360	$1,318,999
8/31/18	$1,369,580	$1,331,360	$1,291,106
9/30/18	$1,384,897	$1,324,296	$1,311,310
10/31/18	$1,277,679	$1,208,971	$1,215,283
11/30/18	$1,323,630	$1,258,794	$1,251,085
12/31/18	$1,287,743	$1,225,446	$1,222,858
1/31/19	$1,395,291	$1,332,743	$1,321,920
2/28/19	$1,382,555	$1,335,739	$1,317,284
3/31/19	$1,365,574	$1,346,948	$1,318,832
4/30/19	$1,385,385	$1,375,306	$1,334,297
5/31/19	$1,324,536	$1,275,510	$1,264,040
6/30/19	$1,403,782	$1,355,118	$1,331,587
7/31/19	$1,358,498	$1,338,547	$1,295,732
8/31/19	$1,282,083	$1,273,285	$1,218,357
9/30/19	$1,317,460	$1,297,591	$1,245,322
10/31/19	$1,368,404	$1,352,307	$1,288,224
11/30/19	$1,369,819	$1,350,445	$1,279,074
12/31/19	$1,464,021	$1,451,195	$1,369,156
1/31/20	$1,352,075	$1,383,548	$1,276,817
2/29/20	$1,248,852	$1,310,588	$1,195,238
3/31/20	$978,437	$1,108,730	$985,741
4/30/20	$1,067,121	$1,210,259	$1,069,262
5/31/20	$1,083,114	$1,219,556	$1,065,385
6/30/20	$1,138,360	$1,309,205	$1,122,042
7/31/20	$1,187,790	$1,426,196	$1,193,375
8/31/20	$1,196,513	$1,457,723	$1,202,240
9/30/20	$1,168,890	$1,434,341	$1,174,291
10/31/20	$1,165,983	$1,463,893	$1,179,108
11/30/20	$1,344,805	$1,599,284	$1,330,503
12/31/20	$1,476,761	$1,716,853	$1,444,118
1/31/21	$1,495,978	$1,769,490	$1,455,112
2/28/21	$1,590,585	$1,783,023	$1,495,513
3/31/21	$1,642,324	$1,756,093	$1,503,519
4/30/21	$1,719,192	$1,799,817	$1,538,007
5/31/21	$1,775,365	$1,841,555	$1,597,819
6/30/21	$1,776,844	$1,844,729	$1,588,731
7/31/21	$1,735,453	$1,720,581	$1,513,268
8/31/21	$1,770,931	$1,765,619	$1,554,988
9/30/21	$1,707,366	$1,695,452	$1,508,092
10/31/21	$1,702,932	$1,712,174	$1,512,935
11/30/21	$1,623,107	$1,642,400	$1,450,464
12/31/21	$1,711,747	$1,673,214	$1,501,910
1/31/22	$1,740,759	$1,641,542	$1,490,799
2/28/22	$1,647,274	$1,592,476	$1,466,188
3/31/22	$1,644,051	$1,556,509	$1,450,490
4/30/22	$1,553,789	$1,469,925	$1,368,743
5/31/22	$1,592,473	$1,476,398	$1,380,540
6/30/22	$1,426,456	$1,378,291	$1,293,360
7/31/22	$1,449,021	$1,374,905	$1,281,614
8/31/22	$1,479,646	$1,380,646	$1,283,060
9/30/22	$1,336,194	$1,218,789	$1,151,676
10/31/22	$1,379,713	$1,180,949	$1,131,450
11/30/22	$1,540,895	$1,356,103	$1,283,654
12/31/22	$1,533,047	$1,337,043	$1,264,177
1/31/23	$1,613,923	$1,442,618	$1,355,304
2/28/23	$1,540,236	$1,349,075	$1,282,132
3/31/23	$1,595,951	$1,389,935	$1,313,589
4/30/23	$1,642,679	$1,374,184	$1,318,882
5/31/23	$1,613,923	$1,351,102	$1,294,156
6/30/23	$1,694,799	$1,402,402	$1,346,763
7/31/23	$1,827,795	$1,489,703	$1,434,592
8/31/23	$1,757,702	$1,397,937	$1,349,982
9/30/23	$1,728,947	$1,361,379	$1,336,241
10/31/23	$1,635,490	$1,308,484	$1,283,405
11/30/23	$1,764,891	$1,413,201	$1,370,140
12/31/23	$1,880,904	$1,468,448	$1,443,849
1/31/24	$1,880,904	$1,400,264	$1,391,511
2/29/24	$1,942,665	$1,466,878	$1,447,572
3/31/24	$1,961,381	$1,503,226	$1,462,825
4/30/24	$1,993,197	$1,509,952	$1,472,429
5/31/24	$2,068,059	$1,518,480	$1,487,568
6/30/24	$2,066,188	$1,578,375	$1,537,121
7/31/24	$2,073,674	$1,583,071	$1,546,832
8/31/24	$2,103,618	$1,608,631	$1,570,913
9/30/24	$2,193,453	$1,716,047	$1,661,956
10/31/24	$2,069,931	$1,639,729	$1,573,209
11/30/24	$2,043,729	$1,580,813	$1,519,867
12/31/24	$2,012,271	$1,578,642	$1,508,910
1/31/25	$2,014,261	$1,606,854	$1,531,366
2/28/25	$2,004,309	$1,614,639	$1,549,629
3/31/25	$2,071,982	$1,624,858	$1,574,032
4/30/25	$2,058,049	$1,646,213	$1,584,623
5/31/25	$2,169,510	$1,716,443	$1,648,870
6/30/25	$2,282,962	$1,819,648	$1,731,707
7/31/25	$2,298,885	$1,855,111	$1,759,114
8/31/25	$2,338,692	$1,878,905	$1,762,492
9/30/25	$2,386,461	$2,013,312	$1,883,004
10/31/25	$2,444,182	$2,097,450	$1,959,239
11/30/25	$2,487,971	$2,047,289	$1,938,408
12/31/25	$2,535,564	$2,108,530	$2,002,938
1/31/26	$2,785,489	$2,295,194	$2,182,268
2/28/26	$2,956,377	$2,421,323	$2,322,819
3/31/26	$2,738,494	$2,105,051	$2,024,984
4/30/26	$2,922,200	$2,414,721	$2,279,313
5/31/26	$2,932,880	$2,648,621	$2,510,962
6/30/26	$2,770,536	$2,611,326	$2,463,751

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	21.36%	9.29%	10.73%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets Value Index	42.27%	9.17%	9.44%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,766,101,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,237,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,766,101
# of Portfolio Holdings	310
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$13,237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
China	27.0%
Taiwan	15.9%
Brazil	13.7%
South Korea	10.4%
Thailand	9.4%
India	6.5%
South Africa	4.3%
Indonesia	2.3%
Mexico	2.3%
Hong Kong	1.9%
Other Countries	4.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154251
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	I-2
Trading Symbol	PEPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the financials sector contributed to relative performance versus the MSCI Emerging Markets Value Index (the “Index”), as the sector underperformed the Index.

  Security selection in the materials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the real estate sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,078,161	$1,050,322	$1,053,669
8/31/16	$1,090,805	$1,076,424	$1,073,428
9/30/16	$1,110,345	$1,090,266	$1,081,598
10/31/16	$1,152,874	$1,092,866	$1,097,611
11/30/16	$1,128,736	$1,042,560	$1,061,484
12/31/16	$1,139,892	$1,044,862	$1,069,721
1/31/17	$1,230,847	$1,102,040	$1,118,575
2/28/17	$1,266,284	$1,135,775	$1,159,160
3/31/17	$1,274,553	$1,164,446	$1,178,375
4/30/17	$1,280,459	$1,189,939	$1,188,147
5/31/17	$1,272,190	$1,225,118	$1,214,460
6/30/17	$1,274,553	$1,237,453	$1,215,703
7/31/17	$1,358,421	$1,311,216	$1,280,037
8/31/17	$1,398,583	$1,340,464	$1,307,456
9/30/17	$1,377,320	$1,335,134	$1,282,257
10/31/17	$1,416,301	$1,381,938	$1,324,820
11/30/17	$1,402,126	$1,384,712	$1,314,659
12/31/17	$1,470,816	$1,434,419	$1,369,966
1/31/18	$1,618,025	$1,553,973	$1,489,495
2/28/18	$1,532,260	$1,482,304	$1,419,935
3/31/18	$1,518,179	$1,454,743	$1,392,134
4/30/18	$1,515,619	$1,448,307	$1,404,420
5/31/18	$1,446,494	$1,396,987	$1,336,829
6/30/18	$1,367,129	$1,338,946	$1,267,694
7/31/18	$1,415,772	$1,368,360	$1,318,999
8/31/18	$1,365,849	$1,331,360	$1,291,106
9/30/18	$1,381,210	$1,324,296	$1,311,310
10/31/18	$1,274,963	$1,208,971	$1,215,283
11/30/18	$1,319,766	$1,258,794	$1,251,085
12/31/18	$1,283,728	$1,225,446	$1,222,858
1/31/19	$1,391,653	$1,332,743	$1,321,920
2/28/19	$1,378,872	$1,335,739	$1,317,284
3/31/19	$1,361,831	$1,346,948	$1,318,832
4/30/19	$1,381,712	$1,375,306	$1,334,297
5/31/19	$1,319,230	$1,275,510	$1,264,040
6/30/19	$1,400,173	$1,355,118	$1,331,587
7/31/19	$1,353,311	$1,338,547	$1,295,732
8/31/19	$1,278,048	$1,273,285	$1,218,357
9/30/19	$1,313,550	$1,297,591	$1,245,322
10/31/19	$1,363,251	$1,352,307	$1,288,224
11/30/19	$1,363,251	$1,350,445	$1,279,074
12/31/19	$1,457,546	$1,451,195	$1,369,156
1/31/20	$1,347,213	$1,383,548	$1,276,817
2/29/20	$1,242,688	$1,310,588	$1,195,238
3/31/20	$974,117	$1,108,730	$985,741
4/30/20	$1,062,673	$1,210,259	$1,069,262
5/31/20	$1,077,190	$1,219,556	$1,065,385
6/30/20	$1,132,356	$1,309,205	$1,122,042
7/31/20	$1,181,715	$1,426,196	$1,193,375
8/31/20	$1,190,426	$1,457,723	$1,202,240
9/30/20	$1,164,294	$1,434,341	$1,174,291
10/31/20	$1,159,939	$1,463,893	$1,179,108
11/30/20	$1,337,051	$1,599,284	$1,330,503
12/31/20	$1,469,339	$1,716,853	$1,444,118
1/31/21	$1,488,517	$1,769,490	$1,455,112
2/28/21	$1,581,457	$1,783,023	$1,495,513
3/31/21	$1,633,090	$1,756,093	$1,503,519
4/30/21	$1,709,803	$1,799,817	$1,538,007
5/31/21	$1,764,387	$1,841,555	$1,597,819
6/30/21	$1,765,862	$1,844,729	$1,588,731
7/31/21	$1,724,555	$1,720,581	$1,513,268
8/31/21	$1,758,486	$1,765,619	$1,554,988
9/30/21	$1,696,526	$1,695,452	$1,508,092
10/31/21	$1,690,625	$1,712,174	$1,512,935
11/30/21	$1,612,437	$1,642,400	$1,450,464
12/31/21	$1,701,482	$1,673,214	$1,501,910
1/31/22	$1,728,848	$1,641,542	$1,490,799
2/28/22	$1,635,483	$1,592,476	$1,466,188
3/31/22	$1,632,264	$1,556,509	$1,450,490
4/30/22	$1,543,729	$1,469,925	$1,368,743
5/31/22	$1,582,362	$1,476,398	$1,380,540
6/30/22	$1,416,560	$1,378,291	$1,293,360
7/31/22	$1,439,097	$1,374,905	$1,281,614
8/31/22	$1,469,681	$1,380,646	$1,283,060
9/30/22	$1,326,416	$1,218,789	$1,151,676
10/31/22	$1,368,269	$1,180,949	$1,131,450
11/30/22	$1,529,241	$1,356,103	$1,283,654
12/31/22	$1,522,296	$1,337,043	$1,264,177
1/31/23	$1,601,284	$1,442,618	$1,355,304
2/28/23	$1,527,682	$1,349,075	$1,282,132
3/31/23	$1,583,332	$1,389,935	$1,313,589
4/30/23	$1,630,006	$1,374,184	$1,318,882
5/31/23	$1,601,284	$1,351,102	$1,294,156
6/30/23	$1,680,271	$1,402,402	$1,346,763
7/31/23	$1,811,317	$1,489,703	$1,434,592
8/31/23	$1,743,101	$1,397,937	$1,349,982
9/30/23	$1,714,379	$1,361,379	$1,336,241
10/31/23	$1,622,825	$1,308,484	$1,283,405
11/30/23	$1,750,282	$1,413,201	$1,370,140
12/31/23	$1,863,849	$1,468,448	$1,443,849
1/31/24	$1,865,719	$1,400,264	$1,391,511
2/29/24	$1,925,542	$1,466,878	$1,447,572
3/31/24	$1,944,236	$1,503,226	$1,462,825
4/30/24	$1,976,017	$1,509,952	$1,472,429
5/31/24	$2,050,795	$1,518,480	$1,487,568
6/30/24	$2,047,056	$1,578,375	$1,537,121
7/31/24	$2,054,534	$1,583,071	$1,546,832
8/31/24	$2,084,445	$1,608,631	$1,570,913
9/30/24	$2,172,310	$1,716,047	$1,661,956
10/31/24	$2,048,926	$1,639,729	$1,573,209
11/30/24	$2,024,623	$1,580,813	$1,519,867
12/31/24	$1,992,178	$1,578,642	$1,508,910
1/31/25	$1,996,155	$1,606,854	$1,531,366
2/28/25	$1,984,226	$1,614,639	$1,549,629
3/31/25	$2,051,824	$1,624,858	$1,574,032
4/30/25	$2,037,907	$1,646,213	$1,584,623
5/31/25	$2,147,258	$1,716,443	$1,648,870
6/30/25	$2,258,597	$1,819,648	$1,731,707
7/31/25	$2,276,491	$1,855,111	$1,759,114
8/31/25	$2,316,255	$1,878,905	$1,762,492
9/30/25	$2,361,984	$2,013,312	$1,883,004
10/31/25	$2,419,642	$2,097,450	$1,959,239
11/30/25	$2,461,394	$2,047,289	$1,938,408
12/31/25	$2,508,023	$2,108,530	$2,002,938
1/31/26	$2,755,624	$2,295,194	$2,182,268
2/28/26	$2,924,248	$2,421,323	$2,322,819
3/31/26	$2,708,665	$2,105,051	$2,024,984
4/30/26	$2,892,231	$2,414,721	$2,279,313
5/31/26	$2,900,769	$2,648,621	$2,510,962
6/30/26	$2,738,548	$2,611,326	$2,463,751

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	21.25%	9.17%	10.60%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%
MSCI Emerging Markets Value Index	42.27%	9.17%	9.44%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,766,101,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 13,237,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,766,101
# of Portfolio Holdings	310
Portfolio Turnover Rate	65%
Total Net Advisory Fees Paid During the Reporting Period	$13,237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
China	27.0%
Taiwan	15.9%
Brazil	13.7%
South Korea	10.4%
Thailand	9.4%
India	6.5%
South Africa	4.3%
Indonesia	2.3%
Mexico	2.3%
Hong Kong	1.9%
Other Countries	4.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	(0.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154268
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Class A
Trading Symbol	PZRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI All Country World ex US Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/16	$9,622	$10,000	$10,000	$10,000
7/31/16	$10,067	$10,431	$10,495	$10,509
8/31/16	$10,144	$10,466	$10,561	$10,683
9/30/16	$10,289	$10,530	$10,691	$10,779
10/31/16	$10,389	$10,351	$10,537	$10,839
11/30/16	$10,311	$10,430	$10,294	$10,747
12/31/16	$10,610	$10,655	$10,557	$11,134
1/31/17	$11,111	$10,947	$10,931	$11,478
2/28/17	$11,157	$11,254	$11,105	$11,616
3/31/17	$11,419	$11,392	$11,387	$11,877
4/30/17	$11,567	$11,569	$11,631	$12,044
5/31/17	$11,795	$11,825	$12,008	$12,295
6/30/17	$11,898	$11,878	$12,045	$12,362
7/31/17	$12,422	$12,210	$12,489	$12,845
8/31/17	$12,513	$12,257	$12,555	$12,851
9/30/17	$12,775	$12,494	$12,788	$13,103
10/31/17	$12,980	$12,753	$13,028	$13,280
11/30/17	$13,015	$13,000	$13,134	$13,348
12/31/17	$13,321	$13,210	$13,428	$13,657
1/31/18	$14,139	$13,955	$14,175	$14,467
2/28/18	$13,416	$13,369	$13,507	$13,750
3/31/18	$13,238	$13,083	$13,269	$13,452
4/30/18	$13,440	$13,208	$13,481	$13,784
5/31/18	$12,918	$13,224	$13,169	$13,223
6/30/18	$12,575	$13,153	$12,922	$12,936
7/31/18	$13,001	$13,549	$13,231	$13,336
8/31/18	$12,575	$13,656	$12,954	$12,924
9/30/18	$12,741	$13,715	$13,013	$13,157
10/31/18	$11,804	$12,687	$11,955	$12,254
11/30/18	$11,911	$12,873	$12,068	$12,300
12/31/18	$11,302	$11,966	$11,521	$11,749
1/31/19	$12,141	$12,911	$12,392	$12,631
2/28/19	$12,226	$13,256	$12,634	$12,784
3/31/19	$12,153	$13,423	$12,709	$12,727
4/30/19	$12,397	$13,876	$13,045	$12,997
5/31/19	$11,715	$13,053	$12,345	$12,267
6/30/19	$12,336	$13,908	$13,088	$12,926
7/31/19	$12,020	$13,949	$12,930	$12,633
8/31/19	$11,667	$13,618	$12,531	$12,067
9/30/19	$12,105	$13,904	$12,853	$12,564
10/31/19	$12,506	$14,285	$13,302	$12,983
11/30/19	$12,579	$14,634	$13,419	$13,008
12/31/19	$13,047	$15,149	$14,000	$13,595
1/31/20	$12,451	$14,981	$13,624	$12,992
2/29/20	$11,455	$13,771	$12,547	$11,883
3/31/20	$9,177	$11,912	$10,730	$9,714
4/30/20	$9,733	$13,188	$11,543	$10,331
5/31/20	$10,096	$13,762	$11,921	$10,536
6/30/20	$10,484	$14,202	$12,460	$10,954
7/31/20	$10,613	$14,953	$13,015	$11,185
8/31/20	$11,131	$15,868	$13,573	$11,687
9/30/20	$10,769	$15,356	$13,239	$11,203
10/31/20	$10,523	$14,983	$12,954	$10,913
11/30/20	$12,348	$16,830	$14,697	$12,780
12/31/20	$13,230	$17,611	$15,491	$13,490
1/31/21	$13,361	$17,531	$15,525	$13,467
2/28/21	$14,140	$17,937	$15,832	$14,051
3/31/21	$14,535	$18,416	$16,032	$14,443
4/30/21	$14,878	$19,222	$16,504	$14,767
5/31/21	$15,472	$19,521	$17,021	$15,327
6/30/21	$15,142	$19,778	$16,910	$15,068
7/31/21	$15,010	$19,914	$16,632	$14,800
8/31/21	$15,076	$20,413	$16,948	$15,025
9/30/21	$14,680	$19,569	$16,405	$14,719
10/31/21	$14,812	$20,568	$16,797	$14,961
11/30/21	$13,981	$20,073	$16,040	$14,147
12/31/21	$14,778	$20,876	$16,703	$14,901
1/31/22	$14,882	$19,851	$16,088	$15,033
2/28/22	$14,512	$19,338	$15,769	$14,852
3/31/22	$14,364	$19,757	$15,794	$14,920
4/30/22	$13,581	$18,175	$14,803	$14,146
5/31/22	$14,054	$18,197	$14,909	$14,453
6/30/22	$12,739	$16,663	$13,626	$13,144
7/31/22	$13,049	$17,826	$14,093	$13,319
8/31/22	$12,665	$17,170	$13,640	$12,986
9/30/22	$11,453	$15,526	$12,277	$11,772
10/31/22	$12,059	$16,463	$12,643	$12,248
11/30/22	$13,522	$17,740	$14,136	$13,617
12/31/22	$13,386	$17,042	$14,030	$13,621
1/31/23	$14,303	$18,264	$15,168	$14,679
2/28/23	$13,982	$17,740	$14,636	$14,276
3/31/23	$14,175	$18,287	$14,994	$14,323
4/30/23	$14,513	$18,550	$15,254	$14,678
5/31/23	$13,885	$18,351	$14,699	$14,016
6/30/23	$14,722	$19,417	$15,359	$14,746
7/31/23	$15,478	$20,128	$15,983	$15,491
8/31/23	$15,028	$19,565	$15,261	$14,884
9/30/23	$14,674	$18,756	$14,779	$14,736
10/31/23	$14,094	$18,192	$14,170	$14,094
11/30/23	$15,172	$19,871	$15,445	$15,176
12/31/23	$15,916	$20,826	$16,221	$15,977
1/31/24	$15,705	$20,948	$16,060	$15,780
2/29/24	$16,039	$21,847	$16,467	$15,964
3/31/24	$16,427	$22,533	$16,981	$16,521
4/30/24	$16,268	$21,789	$16,676	$16,399
5/31/24	$17,025	$22,674	$17,161	$16,922
6/30/24	$16,444	$23,179	$17,144	$16,730
7/31/24	$17,061	$23,553	$17,541	$17,337
8/31/24	$17,448	$24,151	$18,041	$17,772
9/30/24	$17,923	$24,713	$18,527	$18,278
10/31/24	$16,920	$24,158	$17,617	$17,415
11/30/24	$16,832	$25,061	$17,458	$17,243
12/31/24	$16,392	$24,468	$17,119	$16,943
1/31/25	$16,824	$25,289	$17,809	$17,587
2/28/25	$17,218	$25,137	$18,056	$18,066
3/31/25	$17,556	$24,144	$18,015	$18,396
4/30/25	$18,025	$24,369	$18,665	$18,978
5/31/25	$18,701	$25,770	$19,520	$19,761
6/30/25	$19,283	$26,927	$20,183	$20,313
7/31/25	$19,189	$27,292	$20,125	$20,453
8/31/25	$20,034	$27,966	$20,823	$21,300
9/30/25	$20,297	$28,980	$21,573	$21,964
10/31/25	$20,391	$29,628	$22,009	$22,319
11/30/25	$21,142	$29,625	$22,004	$22,731
12/31/25	$21,881	$29,934	$22,663	$23,635
1/31/26	$23,643	$30,821	$24,019	$25,153
2/28/26	$25,345	$31,217	$25,225	$26,667
3/31/26	$24,043	$28,975	$22,503	$24,127
4/30/26	$24,784	$31,923	$24,675	$26,125
5/31/26	$24,984	$33,570	$25,917	$27,307
6/30/26	$23,823	$33,301	$25,764	$27,059

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	23.54%	9.49%	9.49%
Class A (including sales charge)	18.91%	8.65%	9.07%
MSCI All Country World Index	23.67%	10.98%	12.78%
MSCI All Country World ex US Index	27.66%	8.79%	9.93%
MSCI All Country World ex US Value Index	33.21%	12.42%	10.47%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 103,771,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$103,771
# of Portfolio Holdings	3
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO RAE International Fund	69.7%
PIMCO RAE Emerging Markets Fund	30.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000154264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Institutional Class
Trading Symbol	PZRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI All Country World ex US Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,046,083	$1,043,097	$1,049,453	$1,050,853
8/31/16	$1,054,147	$1,046,605	$1,056,090	$1,068,250
9/30/16	$1,070,276	$1,053,018	$1,069,113	$1,077,926
10/31/16	$1,079,493	$1,035,146	$1,053,741	$1,083,895
11/30/16	$1,071,429	$1,043,012	$1,029,368	$1,074,689
12/31/16	$1,103,866	$1,065,544	$1,055,699	$1,113,387
1/31/17	$1,155,868	$1,094,679	$1,093,096	$1,147,791
2/28/17	$1,160,596	$1,125,386	$1,110,527	$1,161,564
3/31/17	$1,188,961	$1,139,153	$1,138,680	$1,187,728
4/30/17	$1,204,325	$1,156,907	$1,163,057	$1,204,450
5/31/17	$1,229,144	$1,182,455	$1,200,797	$1,229,481
6/30/17	$1,239,781	$1,187,832	$1,204,526	$1,236,198
7/31/17	$1,294,147	$1,221,027	$1,248,923	$1,284,522
8/31/17	$1,304,784	$1,225,706	$1,255,458	$1,285,058
9/30/17	$1,333,149	$1,249,386	$1,278,764	$1,310,261
10/31/17	$1,354,423	$1,275,329	$1,302,822	$1,327,958
11/30/17	$1,357,968	$1,300,018	$1,313,404	$1,334,824
12/31/17	$1,390,591	$1,320,977	$1,342,760	$1,365,704
1/31/18	$1,476,734	$1,395,501	$1,417,546	$1,446,745
2/28/18	$1,401,667	$1,336,893	$1,350,705	$1,375,019
3/31/18	$1,383,207	$1,308,275	$1,326,884	$1,345,245
4/30/18	$1,404,128	$1,320,768	$1,348,068	$1,378,374
5/31/18	$1,349,981	$1,322,417	$1,316,941	$1,322,268
6/30/18	$1,314,293	$1,315,256	$1,292,188	$1,293,554
7/31/18	$1,359,826	$1,354,918	$1,323,093	$1,333,601
8/31/18	$1,315,524	$1,365,563	$1,295,401	$1,292,400
9/30/18	$1,333,983	$1,371,507	$1,301,302	$1,315,749
10/31/18	$1,235,534	$1,268,728	$1,195,457	$1,225,369
11/30/18	$1,247,840	$1,287,284	$1,206,772	$1,230,013
12/31/18	$1,183,190	$1,196,615	$1,152,116	$1,174,885
1/31/19	$1,271,771	$1,291,098	$1,239,205	$1,263,135
2/28/19	$1,281,895	$1,325,632	$1,263,418	$1,278,430
3/31/19	$1,274,302	$1,342,302	$1,270,943	$1,272,699
4/30/19	$1,299,611	$1,387,626	$1,304,519	$1,299,654
5/31/19	$1,228,746	$1,305,314	$1,234,504	$1,226,655
6/30/19	$1,294,549	$1,390,785	$1,308,839	$1,292,628
7/31/19	$1,261,648	$1,394,861	$1,292,998	$1,263,274
8/31/19	$1,223,685	$1,361,771	$1,253,063	$1,206,749
9/30/19	$1,271,771	$1,390,425	$1,285,309	$1,256,425
10/31/19	$1,313,531	$1,428,480	$1,330,158	$1,298,256
11/30/19	$1,322,389	$1,463,351	$1,341,884	$1,300,765
12/31/19	$1,371,732	$1,514,882	$1,399,994	$1,359,518
1/31/20	$1,308,463	$1,498,149	$1,362,384	$1,299,249
2/29/20	$1,204,809	$1,377,144	$1,254,696	$1,188,269
3/31/20	$965,193	$1,191,225	$1,073,022	$971,384
4/30/20	$1,024,424	$1,318,834	$1,154,337	$1,033,079
5/31/20	$1,063,463	$1,376,193	$1,192,115	$1,053,604
6/30/20	$1,103,847	$1,420,166	$1,245,990	$1,095,363
7/31/20	$1,117,309	$1,495,273	$1,301,542	$1,118,454
8/31/20	$1,172,501	$1,586,792	$1,357,255	$1,168,703
9/30/20	$1,134,809	$1,535,628	$1,323,892	$1,120,290
10/31/20	$1,110,578	$1,498,300	$1,295,429	$1,091,318
11/30/20	$1,301,732	$1,682,984	$1,469,682	$1,278,042
12/31/20	$1,395,528	$1,761,124	$1,549,120	$1,349,021
1/31/21	$1,410,637	$1,753,115	$1,552,490	$1,346,704
2/28/21	$1,491,677	$1,793,723	$1,583,221	$1,405,079
3/31/21	$1,534,257	$1,841,633	$1,603,242	$1,444,288
4/30/21	$1,571,343	$1,922,153	$1,650,434	$1,476,686
5/31/21	$1,634,526	$1,952,066	$1,702,057	$1,532,734
6/30/21	$1,600,187	$1,977,792	$1,691,039	$1,506,773
7/31/21	$1,586,452	$1,991,419	$1,663,162	$1,479,951
8/31/21	$1,593,320	$2,041,262	$1,694,777	$1,502,523
9/30/21	$1,552,113	$1,956,938	$1,640,511	$1,471,862
10/31/21	$1,567,222	$2,056,828	$1,679,668	$1,496,128
11/30/21	$1,479,315	$2,007,298	$1,604,035	$1,414,748
12/31/21	$1,564,713	$2,087,590	$1,670,326	$1,490,070
1/31/22	$1,577,022	$1,985,064	$1,608,773	$1,503,308
2/28/22	$1,537,019	$1,933,795	$1,576,930	$1,485,224
3/31/22	$1,521,634	$1,975,679	$1,579,444	$1,492,035
4/30/22	$1,438,551	$1,817,542	$1,480,265	$1,414,640
5/31/22	$1,489,324	$1,819,669	$1,490,886	$1,445,301
6/30/22	$1,350,854	$1,666,277	$1,362,631	$1,314,414
7/31/22	$1,383,163	$1,782,638	$1,409,280	$1,331,923
8/31/22	$1,344,699	$1,717,011	$1,363,954	$1,298,637
9/30/22	$1,215,461	$1,552,643	$1,227,652	$1,177,219
10/31/22	$1,280,080	$1,646,339	$1,264,339	$1,224,825
11/30/22	$1,435,474	$1,774,036	$1,413,588	$1,361,668
12/31/22	$1,421,622	$1,704,226	$1,403,023	$1,362,069
1/31/23	$1,520,415	$1,826,379	$1,516,819	$1,467,877
2/28/23	$1,486,926	$1,774,036	$1,463,575	$1,427,580
3/31/23	$1,507,019	$1,828,733	$1,499,352	$1,432,328
4/30/23	$1,542,183	$1,855,017	$1,525,401	$1,467,834
5/31/23	$1,476,879	$1,835,148	$1,469,939	$1,401,603
6/30/23	$1,565,626	$1,941,699	$1,535,894	$1,474,624
7/31/23	$1,646,000	$2,012,780	$1,598,335	$1,549,122
8/31/23	$1,600,789	$1,956,535	$1,526,150	$1,488,381
9/30/23	$1,562,277	$1,875,631	$1,477,946	$1,473,557
10/31/23	$1,501,996	$1,819,236	$1,416,969	$1,409,394
11/30/23	$1,615,860	$1,987,145	$1,544,516	$1,517,590
12/31/23	$1,695,890	$2,082,596	$1,622,116	$1,597,731
1/31/24	$1,675,744	$2,094,803	$1,606,002	$1,578,007
2/29/24	$1,710,541	$2,184,699	$1,646,662	$1,596,431
3/31/24	$1,750,832	$2,253,292	$1,698,135	$1,652,099
4/30/24	$1,734,349	$2,178,948	$1,667,643	$1,639,885
5/31/24	$1,816,763	$2,267,445	$1,716,054	$1,692,185
6/30/24	$1,756,326	$2,317,944	$1,714,422	$1,672,965
7/31/24	$1,820,426	$2,355,328	$1,754,116	$1,733,685
8/31/24	$1,862,548	$2,415,145	$1,804,074	$1,777,188
9/30/24	$1,913,828	$2,471,250	$1,852,653	$1,827,810
10/31/24	$1,809,437	$2,415,779	$1,761,749	$1,741,492
11/30/24	$1,800,280	$2,506,138	$1,745,802	$1,724,319
12/31/24	$1,751,965	$2,446,813	$1,711,886	$1,694,270
1/31/25	$1,798,840	$2,528,944	$1,780,858	$1,758,715
2/28/25	$1,843,762	$2,513,709	$1,805,577	$1,806,635
3/31/25	$1,878,918	$2,414,405	$1,801,482	$1,839,645
4/30/25	$1,927,747	$2,436,923	$1,866,521	$1,897,788
5/31/25	$2,001,966	$2,576,995	$1,952,027	$1,976,054
6/30/25	$2,064,467	$2,692,705	$2,018,251	$2,031,349
7/31/25	$2,054,701	$2,729,222	$2,012,474	$2,045,345
8/31/25	$2,148,451	$2,796,610	$2,082,301	$2,129,995
9/30/25	$2,175,795	$2,897,964	$2,157,330	$2,196,399
10/31/25	$2,187,514	$2,962,780	$2,200,930	$2,231,889
11/30/25	$2,267,593	$2,962,451	$2,200,366	$2,273,074
12/31/25	$2,347,978	$2,993,368	$2,266,311	$2,363,545
1/31/26	$2,537,398	$3,082,105	$2,401,875	$2,515,287
2/28/26	$2,720,574	$3,121,727	$2,522,494	$2,666,683
3/31/26	$2,581,111	$2,897,533	$2,250,319	$2,412,652
4/30/26	$2,662,291	$3,192,316	$2,467,490	$2,612,515
5/31/26	$2,683,106	$3,357,028	$2,591,707	$2,730,743
6/30/26	$2,558,214	$3,330,101	$2,576,447	$2,705,909

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	23.92%	9.84%	9.85%
MSCI All Country World Index	23.67%	10.98%	12.78%
MSCI All Country World ex US Index	27.66%	8.79%	9.93%
MSCI All Country World ex US Value Index	33.21%	12.42%	10.47%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 103,771,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$103,771
# of Portfolio Holdings	3
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO RAE International Fund	69.7%
PIMCO RAE Emerging Markets Fund	30.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000154265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	I-2
Trading Symbol	PZRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI All Country World ex US Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,047,290	$1,043,097	$1,049,453	$1,050,853
8/31/16	$1,054,210	$1,046,605	$1,056,090	$1,068,250
9/30/16	$1,070,358	$1,053,018	$1,069,113	$1,077,926
10/31/16	$1,079,585	$1,035,146	$1,053,741	$1,083,895
11/30/16	$1,072,664	$1,043,012	$1,029,368	$1,074,689
12/31/16	$1,103,807	$1,065,544	$1,055,699	$1,113,387
1/31/17	$1,155,862	$1,094,679	$1,093,096	$1,147,791
2/28/17	$1,160,595	$1,125,386	$1,110,527	$1,161,564
3/31/17	$1,187,805	$1,139,153	$1,138,680	$1,187,728
4/30/17	$1,203,185	$1,156,907	$1,163,057	$1,204,450
5/31/17	$1,228,030	$1,182,455	$1,200,797	$1,229,481
6/30/17	$1,238,677	$1,187,832	$1,204,526	$1,236,198
7/31/17	$1,293,099	$1,221,027	$1,248,923	$1,284,522
8/31/17	$1,303,746	$1,225,706	$1,255,458	$1,285,058
9/30/17	$1,330,957	$1,249,386	$1,278,764	$1,310,261
10/31/17	$1,353,435	$1,275,329	$1,302,822	$1,327,958
11/30/17	$1,355,802	$1,300,018	$1,313,404	$1,334,824
12/31/17	$1,387,915	$1,320,977	$1,342,760	$1,365,704
1/31/18	$1,474,121	$1,395,501	$1,417,546	$1,446,745
2/28/18	$1,398,999	$1,336,893	$1,350,705	$1,375,019
3/31/18	$1,380,526	$1,308,275	$1,326,884	$1,345,245
4/30/18	$1,401,462	$1,320,768	$1,348,068	$1,378,374
5/31/18	$1,347,275	$1,322,417	$1,316,941	$1,322,268
6/30/18	$1,311,561	$1,315,256	$1,292,188	$1,293,554
7/31/18	$1,357,127	$1,354,918	$1,323,093	$1,333,601
8/31/18	$1,312,793	$1,365,563	$1,295,401	$1,292,400
9/30/18	$1,331,265	$1,371,507	$1,301,302	$1,315,749
10/31/18	$1,232,744	$1,268,728	$1,195,457	$1,225,369
11/30/18	$1,245,060	$1,287,284	$1,206,772	$1,230,013
12/31/18	$1,180,527	$1,196,615	$1,152,116	$1,174,885
1/31/19	$1,269,098	$1,291,098	$1,239,205	$1,263,135
2/28/19	$1,277,955	$1,325,632	$1,263,418	$1,278,430
3/31/19	$1,270,363	$1,342,302	$1,270,943	$1,272,699
4/30/19	$1,296,935	$1,387,626	$1,304,519	$1,299,654
5/31/19	$1,226,078	$1,305,314	$1,234,504	$1,226,655
6/30/19	$1,290,608	$1,390,785	$1,308,839	$1,292,628
7/31/19	$1,257,710	$1,394,861	$1,292,998	$1,263,274
8/31/19	$1,221,016	$1,361,771	$1,253,063	$1,206,749
9/30/19	$1,267,833	$1,390,425	$1,285,309	$1,256,425
10/31/19	$1,309,588	$1,428,480	$1,330,158	$1,298,256
11/30/19	$1,318,445	$1,463,351	$1,341,884	$1,300,765
12/31/19	$1,366,657	$1,514,882	$1,399,994	$1,359,518
1/31/20	$1,304,781	$1,498,149	$1,362,384	$1,299,249
2/29/20	$1,201,206	$1,377,144	$1,254,696	$1,188,269
3/31/20	$961,772	$1,191,225	$1,073,022	$971,384
4/30/20	$1,020,957	$1,318,834	$1,154,337	$1,033,079
5/31/20	$1,059,966	$1,376,193	$1,192,115	$1,053,604
6/30/20	$1,100,320	$1,420,166	$1,245,990	$1,095,363
7/31/20	$1,113,772	$1,495,273	$1,301,542	$1,118,454
8/31/20	$1,167,577	$1,586,792	$1,357,255	$1,168,703
9/30/20	$1,131,259	$1,535,628	$1,323,892	$1,120,290
10/31/20	$1,107,046	$1,498,300	$1,295,429	$1,091,318
11/30/20	$1,298,055	$1,682,984	$1,469,682	$1,278,042
12/31/20	$1,392,198	$1,761,124	$1,549,120	$1,349,021
1/31/21	$1,405,860	$1,753,115	$1,552,490	$1,346,704
2/28/21	$1,487,835	$1,793,723	$1,583,221	$1,405,079
3/31/21	$1,528,822	$1,841,633	$1,603,242	$1,444,288
4/30/21	$1,565,710	$1,922,153	$1,650,434	$1,476,686
5/31/21	$1,629,924	$1,952,066	$1,702,057	$1,532,734
6/30/21	$1,594,401	$1,977,792	$1,691,039	$1,506,773
7/31/21	$1,580,739	$1,991,419	$1,663,162	$1,479,951
8/31/21	$1,587,570	$2,041,262	$1,694,777	$1,502,523
9/30/21	$1,546,583	$1,956,938	$1,640,511	$1,471,862
10/31/21	$1,561,612	$2,056,828	$1,679,668	$1,496,128
11/30/21	$1,474,172	$2,007,298	$1,604,035	$1,414,748
12/31/21	$1,558,762	$2,087,590	$1,670,326	$1,490,070
1/31/22	$1,569,470	$1,985,064	$1,608,773	$1,503,308
2/28/22	$1,529,698	$1,933,795	$1,576,930	$1,485,224
3/31/22	$1,515,931	$1,975,679	$1,579,444	$1,492,035
4/30/22	$1,433,327	$1,817,542	$1,480,265	$1,414,640
5/31/22	$1,483,807	$1,819,669	$1,490,886	$1,445,301
6/30/22	$1,346,134	$1,666,277	$1,362,631	$1,314,414
7/31/22	$1,376,728	$1,782,638	$1,409,280	$1,331,923
8/31/22	$1,338,486	$1,717,011	$1,363,954	$1,298,637
9/30/22	$1,209,991	$1,552,643	$1,227,652	$1,177,219
10/31/22	$1,274,238	$1,646,339	$1,264,339	$1,224,825
11/30/22	$1,428,738	$1,774,036	$1,413,588	$1,361,668
12/31/22	$1,415,945	$1,704,226	$1,403,023	$1,362,069
1/31/23	$1,512,449	$1,826,379	$1,516,819	$1,467,877
2/28/23	$1,479,172	$1,774,036	$1,463,575	$1,427,580
3/31/23	$1,499,138	$1,828,733	$1,499,352	$1,432,328
4/30/23	$1,534,079	$1,855,017	$1,525,401	$1,467,834
5/31/23	$1,469,189	$1,835,148	$1,469,939	$1,401,603
6/30/23	$1,559,037	$1,941,699	$1,535,894	$1,474,624
7/31/23	$1,638,902	$2,012,780	$1,598,335	$1,549,122
8/31/23	$1,592,314	$1,956,535	$1,526,150	$1,488,381
9/30/23	$1,554,045	$1,875,631	$1,477,946	$1,473,557
10/31/23	$1,494,146	$1,819,236	$1,416,969	$1,409,394
11/30/23	$1,607,289	$1,987,145	$1,544,516	$1,517,590
12/31/23	$1,687,779	$2,082,596	$1,622,116	$1,597,731
1/31/24	$1,665,954	$2,094,803	$1,606,002	$1,578,007
2/29/24	$1,700,510	$2,184,699	$1,646,662	$1,596,431
3/31/24	$1,742,341	$2,253,292	$1,698,135	$1,652,099
4/30/24	$1,725,973	$2,178,948	$1,667,643	$1,639,885
5/31/24	$1,805,997	$2,267,445	$1,716,054	$1,692,185
6/30/24	$1,745,979	$2,317,944	$1,714,422	$1,672,965
7/31/24	$1,811,453	$2,355,328	$1,754,116	$1,733,685
8/31/24	$1,851,465	$2,415,145	$1,804,074	$1,777,188
9/30/24	$1,902,389	$2,471,250	$1,852,653	$1,827,810
10/31/24	$1,796,903	$2,415,779	$1,761,749	$1,741,492
11/30/24	$1,789,628	$2,506,138	$1,745,802	$1,724,319
12/31/24	$1,741,305	$2,446,813	$1,711,886	$1,694,270
1/31/25	$1,787,844	$2,528,944	$1,780,858	$1,758,715
2/28/25	$1,830,504	$2,513,709	$1,805,577	$1,806,635
3/31/25	$1,865,407	$2,414,405	$1,801,482	$1,839,645
4/30/25	$1,915,824	$2,436,923	$1,866,521	$1,897,788
5/31/25	$1,987,570	$2,576,995	$1,952,027	$1,976,054
6/30/25	$2,049,621	$2,692,705	$2,018,251	$2,031,349
7/31/25	$2,039,926	$2,729,222	$2,012,474	$2,045,345
8/31/25	$2,133,002	$2,796,610	$2,082,301	$2,129,995
9/30/25	$2,158,210	$2,897,964	$2,157,330	$2,196,399
10/31/25	$2,171,784	$2,962,780	$2,200,930	$2,231,889
11/30/25	$2,251,287	$2,962,451	$2,200,366	$2,273,074
12/31/25	$2,331,061	$2,993,368	$2,266,311	$2,363,545
1/31/26	$2,518,950	$3,082,105	$2,401,875	$2,515,287
2/28/26	$2,698,580	$3,121,727	$2,522,494	$2,666,683
3/31/26	$2,558,179	$2,897,533	$2,250,319	$2,412,652
4/30/26	$2,638,703	$3,192,316	$2,467,490	$2,612,515
5/31/26	$2,661,415	$3,357,028	$2,591,707	$2,730,743
6/30/26	$2,537,532	$3,330,101	$2,576,447	$2,705,909

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	23.80%	9.74%	9.76%
MSCI All Country World Index	23.67%	10.98%	12.78%
MSCI All Country World ex US Index	27.66%	8.79%	9.93%
MSCI All Country World ex US Value Index	33.21%	12.42%	10.47%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 103,771,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$103,771
# of Portfolio Holdings	3
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO RAE International Fund	69.7%
PIMCO RAE Emerging Markets Fund	30.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000154275
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Class A
Trading Symbol	PPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI EAFE Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Security selection in the energy sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the Fund had a larger overweight exposure in periods when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
6/30/16	$9,628	$10,000	$10,000
7/31/16	$9,989	$10,507	$10,526
8/31/16	$10,045	$10,514	$10,696
9/30/16	$10,191	$10,643	$10,799
10/31/16	$10,191	$10,426	$10,824
11/30/16	$10,158	$10,218	$10,758
12/31/16	$10,514	$10,567	$11,250
1/31/17	$10,916	$10,874	$11,527
2/28/17	$10,882	$11,030	$11,606
3/31/17	$11,181	$11,333	$11,931
4/30/17	$11,354	$11,622	$12,181
5/31/17	$11,653	$12,048	$12,463
6/30/17	$11,779	$12,027	$12,501
7/31/17	$12,228	$12,374	$12,919
8/31/17	$12,262	$12,369	$12,838
9/30/17	$12,630	$12,677	$13,234
10/31/17	$12,803	$12,869	$13,337
11/30/17	$12,872	$13,004	$13,456
12/31/17	$13,091	$13,213	$13,662
1/31/18	$13,776	$13,876	$14,400
2/28/18	$13,080	$13,249	$13,716
3/31/18	$12,903	$13,011	$13,385
4/30/18	$13,150	$13,308	$13,798
5/31/18	$12,666	$13,009	$13,200
6/30/18	$12,430	$12,850	$13,032
7/31/18	$12,843	$13,166	$13,406
8/31/18	$12,442	$12,912	$12,919
9/30/18	$12,619	$13,024	$13,186
10/31/18	$11,698	$11,987	$12,310
11/30/18	$11,722	$11,972	$12,242
12/31/18	$11,028	$11,391	$11,643
1/31/19	$11,803	$12,139	$12,423
2/28/19	$11,953	$12,449	$12,629
3/31/19	$11,903	$12,527	$12,565
4/30/19	$12,166	$12,880	$12,858
5/31/19	$11,466	$12,261	$12,113
6/30/19	$12,053	$12,988	$12,759
7/31/19	$11,766	$12,824	$12,472
8/31/19	$11,503	$12,491	$11,960
9/30/19	$11,978	$12,849	$12,537
10/31/19	$12,366	$13,311	$12,989
11/30/19	$12,454	$13,461	$13,040
12/31/19	$12,811	$13,899	$13,517
1/31/20	$12,343	$13,608	$13,028
2/29/20	$11,354	$12,378	$11,795
3/31/20	$9,143	$10,726	$9,705
4/30/20	$9,625	$11,419	$10,225
5/31/20	$10,054	$11,916	$10,536
6/30/20	$10,418	$12,322	$10,911
7/31/20	$10,431	$12,609	$10,932
8/31/20	$11,094	$13,257	$11,572
9/30/20	$10,704	$12,913	$11,041
10/31/20	$10,405	$12,397	$10,596
11/30/20	$12,265	$14,319	$12,603
12/31/20	$13,038	$14,985	$13,161
1/31/21	$13,171	$14,825	$13,059
2/28/21	$13,915	$15,158	$13,681
3/31/21	$14,274	$15,506	$14,141
4/30/21	$14,500	$15,973	$14,411
5/31/21	$15,138	$16,494	$14,910
6/30/21	$14,699	$16,308	$14,567
7/31/21	$14,646	$16,431	$14,531
8/31/21	$14,620	$16,721	$14,696
9/30/21	$14,301	$16,235	$14,426
10/31/21	$14,487	$16,635	$14,656
11/30/21	$13,636	$15,860	$13,774
12/31/21	$14,420	$16,673	$14,595
1/31/22	$14,471	$15,867	$14,747
2/28/22	$14,249	$15,586	$14,547
3/31/22	$14,079	$15,687	$14,644
4/30/22	$13,313	$14,672	$13,903
5/31/22	$13,824	$14,782	$14,245
6/30/22	$12,581	$13,410	$12,827
7/31/22	$12,904	$14,078	$13,094
8/31/22	$12,326	$13,410	$12,652
9/30/22	$11,151	$12,155	$11,518
10/31/22	$11,815	$12,809	$12,261
11/30/22	$13,262	$14,252	$13,608
12/31/22	$13,120	$14,263	$13,780
1/31/23	$14,086	$15,418	$14,844
2/28/23	$13,867	$15,096	$14,636
3/31/23	$13,976	$15,471	$14,598
4/30/23	$14,268	$15,907	$15,068
5/31/23	$13,539	$15,234	$14,257
6/30/23	$14,395	$15,927	$15,058
7/31/23	$15,015	$16,443	$15,743
8/31/23	$14,632	$15,813	$15,276
9/30/23	$14,250	$15,273	$15,147
10/31/23	$13,776	$14,654	$14,480
11/30/23	$14,814	$16,014	$15,628
12/31/23	$15,460	$16,864	$16,391
1/31/24	$15,198	$16,961	$16,380
2/29/24	$15,440	$17,272	$16,410
3/31/24	$15,902	$17,840	$17,126
4/30/24	$15,621	$17,383	$16,951
5/31/24	$16,385	$18,056	$17,619
6/30/24	$15,681	$17,765	$17,128
7/31/24	$16,425	$18,286	$17,931
8/31/24	$16,847	$18,881	$18,390
9/30/24	$17,229	$19,055	$18,651
10/31/24	$16,284	$18,019	$17,775
11/30/24	$16,224	$17,917	$17,638
12/31/24	$15,740	$17,509	$17,323
1/31/25	$16,312	$18,429	$18,207
2/28/25	$16,862	$18,787	$18,886
3/31/25	$17,082	$18,711	$19,326
4/30/25	$17,743	$19,568	$20,110
5/31/25	$18,293	$20,463	$20,917
6/30/25	$18,755	$20,914	$21,281
7/31/25	$18,579	$20,621	$21,335
8/31/25	$19,592	$21,500	$22,556
9/30/25	$19,790	$21,911	$22,853
10/31/25	$19,768	$22,169	$23,027
11/30/25	$20,627	$22,307	$23,653
12/31/25	$21,463	$22,976	$24,642
1/31/26	$23,068	$24,175	$26,046
2/28/26	$24,797	$25,293	$27,590
3/31/26	$23,760	$22,691	$25,134
4/30/26	$24,180	$24,381	$26,657
5/31/26	$24,402	$25,129	$27,207
6/30/26	$23,463	$25,146	$27,016

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	25.10%	9.80%	9.32%
Class A (including sales charge)	20.44%	8.97%	8.90%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 454,757,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 1,577,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$454,757
# of Portfolio Holdings	235
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$1,577
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	23.9%
United Kingdom	15.6%
Canada	9.3%
Netherlands	7.5%
Germany	6.5%
Norway	4.3%
Denmark	4.2%
Hong Kong	3.7%
Spain	3.6%
Luxembourg	2.4%
France	2.4%
Other Countries	15.0%
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154271
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Institutional Class
Trading Symbol	PPYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI EAFE Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Security selection in the energy sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the Fund had a larger overweight exposure in periods when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,037,383	$1,050,681	$1,052,550
8/31/16	$1,043,224	$1,051,427	$1,069,586
9/30/16	$1,058,411	$1,064,343	$1,079,926
10/31/16	$1,059,579	$1,042,572	$1,082,446
11/30/16	$1,056,075	$1,021,808	$1,075,765
12/31/16	$1,093,684	$1,056,748	$1,125,011
1/31/17	$1,135,519	$1,087,402	$1,152,713
2/28/17	$1,131,933	$1,102,951	$1,160,594
3/31/17	$1,164,206	$1,133,314	$1,193,054
4/30/17	$1,182,135	$1,162,151	$1,218,085
5/31/17	$1,214,408	$1,204,807	$1,246,294
6/30/17	$1,227,556	$1,202,676	$1,250,058
7/31/17	$1,275,367	$1,237,368	$1,291,872
8/31/17	$1,277,758	$1,236,902	$1,283,813
9/30/17	$1,317,202	$1,267,676	$1,323,407
10/31/17	$1,335,131	$1,286,926	$1,333,656
11/30/17	$1,342,303	$1,300,425	$1,345,610
12/31/17	$1,365,939	$1,321,298	$1,366,237
1/31/18	$1,438,282	$1,387,574	$1,440,006
2/28/18	$1,365,939	$1,324,944	$1,371,577
3/31/18	$1,347,546	$1,301,064	$1,338,532
4/30/18	$1,374,522	$1,330,771	$1,379,767
5/31/18	$1,324,249	$1,300,858	$1,319,968
6/30/18	$1,299,726	$1,284,965	$1,303,229
7/31/18	$1,343,868	$1,316,594	$1,340,641
8/31/18	$1,300,952	$1,291,168	$1,291,878
9/30/18	$1,320,571	$1,302,373	$1,318,585
10/31/18	$1,224,931	$1,198,715	$1,231,036
11/30/18	$1,227,383	$1,197,204	$1,224,186
12/31/18	$1,154,013	$1,139,087	$1,164,333
1/31/19	$1,237,092	$1,213,948	$1,242,262
2/28/19	$1,252,669	$1,244,894	$1,262,920
3/31/19	$1,247,476	$1,252,744	$1,256,499
4/30/19	$1,276,035	$1,287,965	$1,285,774
5/31/19	$1,202,043	$1,226,109	$1,211,346
6/30/19	$1,264,352	$1,298,849	$1,275,884
7/31/19	$1,234,495	$1,282,357	$1,247,190
8/31/19	$1,207,235	$1,249,137	$1,195,956
9/30/19	$1,257,861	$1,284,932	$1,253,668
10/31/19	$1,298,102	$1,331,099	$1,298,898
11/30/19	$1,308,487	$1,346,104	$1,304,038
12/31/19	$1,345,407	$1,389,852	$1,351,657
1/31/20	$1,296,729	$1,360,821	$1,302,781
2/29/20	$1,193,964	$1,237,806	$1,179,492
3/31/20	$961,391	$1,072,598	$970,518
4/30/20	$1,012,774	$1,141,891	$1,022,462
5/31/20	$1,057,395	$1,191,614	$1,053,565
6/30/20	$1,096,608	$1,232,188	$1,091,130
7/31/20	$1,099,312	$1,260,909	$1,093,248
8/31/20	$1,168,273	$1,325,734	$1,157,246
9/30/20	$1,127,708	$1,291,287	$1,104,107
10/31/20	$1,096,608	$1,239,727	$1,059,646
11/30/20	$1,292,672	$1,431,901	$1,260,316
12/31/20	$1,376,170	$1,498,479	$1,316,144
1/31/21	$1,388,617	$1,482,514	$1,305,881
2/28/21	$1,467,453	$1,515,766	$1,368,092
3/31/21	$1,506,180	$1,550,619	$1,414,130
4/30/21	$1,531,075	$1,597,276	$1,441,131
5/31/21	$1,598,846	$1,649,365	$1,491,040
6/30/21	$1,553,204	$1,630,803	$1,456,691
7/31/21	$1,547,672	$1,643,082	$1,453,134
8/31/21	$1,546,289	$1,672,065	$1,469,593
9/30/21	$1,511,712	$1,623,540	$1,442,618
10/31/21	$1,531,075	$1,663,472	$1,465,625
11/30/21	$1,441,175	$1,586,047	$1,377,445
12/31/21	$1,526,115	$1,667,259	$1,459,489
1/31/22	$1,533,180	$1,586,690	$1,474,699
2/28/22	$1,508,451	$1,558,636	$1,454,656
3/31/22	$1,490,788	$1,568,654	$1,464,360
4/30/22	$1,409,536	$1,467,170	$1,390,275
5/31/22	$1,464,293	$1,478,169	$1,424,500
6/30/22	$1,333,584	$1,341,013	$1,282,662
7/31/22	$1,368,911	$1,407,836	$1,309,376
8/31/22	$1,308,855	$1,340,971	$1,265,195
9/30/22	$1,183,445	$1,215,527	$1,151,767
10/31/22	$1,254,099	$1,280,892	$1,226,055
11/30/22	$1,409,536	$1,425,166	$1,360,814
12/31/22	$1,394,161	$1,426,312	$1,378,005
1/31/23	$1,496,450	$1,541,810	$1,484,373
2/28/23	$1,473,719	$1,509,638	$1,463,573
3/31/23	$1,485,084	$1,547,053	$1,459,784
4/30/23	$1,517,286	$1,590,730	$1,506,825
5/31/23	$1,441,517	$1,523,414	$1,425,680
6/30/23	$1,532,440	$1,592,744	$1,505,833
7/31/23	$1,598,739	$1,644,279	$1,574,306
8/31/23	$1,558,959	$1,581,283	$1,527,631
9/30/23	$1,517,286	$1,527,270	$1,514,669
10/31/23	$1,466,142	$1,465,352	$1,448,049
11/30/23	$1,577,902	$1,601,363	$1,562,801
12/31/23	$1,647,383	$1,686,441	$1,639,143
1/31/24	$1,620,240	$1,696,147	$1,638,042
2/29/24	$1,647,383	$1,727,194	$1,641,019
3/31/24	$1,695,406	$1,784,001	$1,712,590
4/30/24	$1,666,174	$1,738,314	$1,695,076
5/31/24	$1,749,692	$1,805,648	$1,761,864
6/30/24	$1,672,438	$1,776,498	$1,712,815
7/31/24	$1,753,868	$1,828,614	$1,793,108
8/31/24	$1,799,802	$1,888,074	$1,839,010
9/30/24	$1,839,473	$1,905,509	$1,865,109
10/31/24	$1,739,252	$1,801,885	$1,777,507
11/30/24	$1,735,076	$1,791,663	$1,763,816
12/31/24	$1,683,328	$1,750,917	$1,732,308
1/31/25	$1,742,874	$1,842,930	$1,820,684
2/28/25	$1,802,421	$1,878,671	$1,888,580
3/31/25	$1,827,613	$1,871,092	$1,932,612
4/30/25	$1,898,611	$1,956,798	$2,010,990
5/31/25	$1,960,447	$2,046,327	$2,091,709
6/30/25	$2,008,542	$2,091,415	$2,128,051
7/31/25	$1,990,220	$2,062,058	$2,133,519
8/31/25	$2,100,152	$2,149,968	$2,255,633
9/30/25	$2,120,764	$2,191,115	$2,285,304
10/31/25	$2,118,474	$2,216,891	$2,302,674
11/30/25	$2,212,374	$2,230,656	$2,365,297
12/31/25	$2,304,536	$2,297,574	$2,464,183
1/31/26	$2,473,724	$2,417,471	$2,604,597
2/28/26	$2,663,419	$2,529,320	$2,758,967
3/31/26	$2,550,627	$2,269,054	$2,513,392
4/30/26	$2,596,769	$2,438,106	$2,665,733
5/31/26	$2,622,404	$2,512,881	$2,720,657
6/30/26	$2,522,429	$2,514,565	$2,701,564

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	25.59%	10.18%	9.69%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 454,757,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 1,577,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$454,757
# of Portfolio Holdings	235
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$1,577
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	23.9%
United Kingdom	15.6%
Canada	9.3%
Netherlands	7.5%
Germany	6.5%
Norway	4.3%
Denmark	4.2%
Hong Kong	3.7%
Spain	3.6%
Luxembourg	2.4%
France	2.4%
Other Countries	15.0%
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154272
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	I-2
Trading Symbol	PPYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the health care sector contributed to relative performance versus the MSCI EAFE Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings outperformed the Index during select months.

  Security selection in the energy sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the Fund had a larger overweight exposure in periods when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector and Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI EAFE Index	MSCI EAFE Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,037,427	$1,050,681	$1,052,550
8/31/16	$1,043,275	$1,051,427	$1,069,586
9/30/16	$1,058,480	$1,064,343	$1,079,926
10/31/16	$1,059,649	$1,042,572	$1,082,446
11/30/16	$1,056,140	$1,021,808	$1,075,765
12/31/16	$1,093,700	$1,056,748	$1,125,011
1/31/17	$1,135,628	$1,087,402	$1,152,713
2/28/17	$1,132,034	$1,102,951	$1,160,594
3/31/17	$1,163,180	$1,133,314	$1,193,054
4/30/17	$1,182,346	$1,162,151	$1,218,085
5/31/17	$1,213,492	$1,204,807	$1,246,294
6/30/17	$1,226,670	$1,202,676	$1,250,058
7/31/17	$1,274,586	$1,237,368	$1,291,872
8/31/17	$1,276,982	$1,236,902	$1,283,813
9/30/17	$1,316,513	$1,267,676	$1,323,407
10/31/17	$1,334,482	$1,286,926	$1,333,656
11/30/17	$1,341,670	$1,300,425	$1,345,610
12/31/17	$1,365,813	$1,321,298	$1,366,237
1/31/18	$1,437,052	$1,387,574	$1,440,006
2/28/18	$1,364,585	$1,324,944	$1,371,577
3/31/18	$1,346,161	$1,301,064	$1,338,532
4/30/18	$1,373,183	$1,330,771	$1,379,767
5/31/18	$1,322,824	$1,300,858	$1,319,968
6/30/18	$1,298,259	$1,284,965	$1,303,229
7/31/18	$1,342,476	$1,316,594	$1,340,641
8/31/18	$1,300,716	$1,291,168	$1,291,878
9/30/18	$1,319,140	$1,302,373	$1,318,585
10/31/18	$1,223,336	$1,198,715	$1,231,036
11/30/18	$1,225,793	$1,197,204	$1,224,186
12/31/18	$1,153,596	$1,139,087	$1,164,333
1/31/19	$1,235,531	$1,213,948	$1,242,262
2/28/19	$1,251,137	$1,244,894	$1,262,920
3/31/19	$1,245,935	$1,252,744	$1,256,499
4/30/19	$1,274,548	$1,287,965	$1,285,774
5/31/19	$1,200,416	$1,226,109	$1,211,346
6/30/19	$1,262,843	$1,298,849	$1,275,884
7/31/19	$1,231,629	$1,282,357	$1,247,190
8/31/19	$1,205,618	$1,249,137	$1,195,956
9/30/19	$1,255,039	$1,284,932	$1,253,668
10/31/19	$1,295,356	$1,331,099	$1,298,898
11/30/19	$1,305,761	$1,346,104	$1,304,038
12/31/19	$1,342,943	$1,389,852	$1,351,657
1/31/20	$1,294,158	$1,360,821	$1,302,781
2/29/20	$1,191,167	$1,237,806	$1,179,492
3/31/20	$959,438	$1,072,598	$970,518
4/30/20	$1,009,578	$1,141,891	$1,022,462
5/31/20	$1,054,298	$1,191,614	$1,053,565
6/30/20	$1,093,597	$1,232,188	$1,091,130
7/31/20	$1,094,952	$1,260,909	$1,093,248
8/31/20	$1,164,064	$1,325,734	$1,157,246
9/30/20	$1,123,410	$1,291,287	$1,104,107
10/31/20	$1,093,597	$1,239,727	$1,059,646
11/30/20	$1,288,737	$1,431,901	$1,260,316
12/31/20	$1,370,239	$1,498,479	$1,316,144
1/31/21	$1,384,094	$1,482,514	$1,305,881
2/28/21	$1,463,066	$1,515,766	$1,368,092
3/31/21	$1,500,474	$1,550,619	$1,414,130
4/30/21	$1,524,027	$1,597,276	$1,441,131
5/31/21	$1,591,916	$1,649,365	$1,491,040
6/30/21	$1,547,580	$1,630,803	$1,456,691
7/31/21	$1,540,653	$1,643,082	$1,453,134
8/31/21	$1,539,267	$1,672,065	$1,469,593
9/30/21	$1,504,630	$1,623,540	$1,442,618
10/31/21	$1,524,027	$1,663,472	$1,465,625
11/30/21	$1,435,356	$1,586,047	$1,377,445
12/31/21	$1,519,658	$1,667,259	$1,459,489
1/31/22	$1,526,726	$1,586,690	$1,474,699
2/28/22	$1,503,755	$1,558,636	$1,454,656
3/31/22	$1,484,317	$1,568,654	$1,464,360
4/30/22	$1,404,800	$1,467,170	$1,390,275
5/31/22	$1,459,579	$1,478,169	$1,424,500
6/30/22	$1,327,050	$1,341,013	$1,282,662
7/31/22	$1,362,391	$1,407,836	$1,309,376
8/31/22	$1,302,312	$1,340,971	$1,265,195
9/30/22	$1,178,619	$1,215,527	$1,151,767
10/31/22	$1,247,533	$1,280,892	$1,226,055
11/30/22	$1,403,033	$1,425,166	$1,360,814
12/31/22	$1,386,769	$1,426,312	$1,378,005
1/31/23	$1,489,071	$1,541,810	$1,484,373
2/28/23	$1,466,338	$1,509,638	$1,463,573
3/31/23	$1,477,704	$1,547,053	$1,459,784
4/30/23	$1,509,911	$1,590,730	$1,506,825
5/31/23	$1,434,131	$1,523,414	$1,425,680
6/30/23	$1,523,172	$1,592,744	$1,505,833
7/31/23	$1,589,480	$1,644,279	$1,574,306
8/31/23	$1,549,695	$1,581,283	$1,527,631
9/30/23	$1,509,911	$1,527,270	$1,514,669
10/31/23	$1,458,760	$1,465,352	$1,448,049
11/30/23	$1,570,535	$1,601,363	$1,562,801
12/31/23	$1,637,403	$1,686,441	$1,639,143
1/31/24	$1,612,340	$1,696,147	$1,638,042
2/29/24	$1,637,403	$1,727,194	$1,641,019
3/31/24	$1,687,527	$1,784,001	$1,712,590
4/30/24	$1,656,199	$1,738,314	$1,695,076
5/31/24	$1,739,740	$1,805,648	$1,761,864
6/30/24	$1,662,465	$1,776,498	$1,712,815
7/31/24	$1,741,829	$1,828,614	$1,793,108
8/31/24	$1,787,776	$1,888,074	$1,839,010
9/30/24	$1,827,458	$1,905,509	$1,865,109
10/31/24	$1,729,298	$1,801,885	$1,777,507
11/30/24	$1,723,032	$1,791,663	$1,763,816
12/31/24	$1,672,344	$1,750,917	$1,732,308
1/31/25	$1,731,907	$1,842,930	$1,820,684
2/28/25	$1,791,470	$1,878,671	$1,888,580
3/31/25	$1,814,379	$1,871,092	$1,932,612
4/30/25	$1,885,396	$1,956,798	$2,010,990
5/31/25	$1,944,959	$2,046,327	$2,091,709
6/30/25	$1,993,068	$2,091,415	$2,128,051
7/31/25	$1,977,032	$2,062,058	$2,133,519
8/31/25	$2,084,703	$2,149,968	$2,255,633
9/30/25	$2,105,321	$2,191,115	$2,285,304
10/31/25	$2,103,030	$2,216,891	$2,302,674
11/30/25	$2,194,666	$2,230,656	$2,365,297
12/31/25	$2,286,030	$2,297,574	$2,464,183
1/31/26	$2,455,366	$2,417,471	$2,604,597
2/28/26	$2,640,096	$2,529,320	$2,758,967
3/31/26	$2,532,337	$2,269,054	$2,513,392
4/30/26	$2,575,954	$2,438,106	$2,665,733
5/31/26	$2,599,045	$2,512,881	$2,720,657
6/30/26	$2,501,549	$2,514,565	$2,701,564

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	25.51%	10.08%	9.60%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 454,757,000
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 1,577,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$454,757
# of Portfolio Holdings	235
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$1,577
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	23.9%
United Kingdom	15.6%
Canada	9.3%
Netherlands	7.5%
Germany	6.5%
Norway	4.3%
Denmark	4.2%
Hong Kong	3.7%
Spain	3.6%
Luxembourg	2.4%
France	2.4%
Other Countries	15.0%
Short-Term Instruments	0.1%
Affiliated Investments	0.9%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154282
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Class A
Trading Symbol	PKAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.80%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the energy sector contributed to relative performance versus the Russell 1000 Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Exposure to, and security selection in, the materials sector detracted from relative performance versus the Index, as the Fund was underweight in periods when the sector outperformed the Index, as the Fund was overweight when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
6/30/16	$9,626	$10,000	$10,000
7/31/16	$9,931	$10,369	$10,290
8/31/16	$9,921	$10,383	$10,370
9/30/16	$9,951	$10,385	$10,348
10/31/16	$9,725	$10,196	$10,188
11/30/16	$10,275	$10,573	$10,770
12/31/16	$10,448	$10,782	$11,039
1/31/17	$10,551	$10,987	$11,118
2/28/17	$10,872	$11,423	$11,517
3/31/17	$10,810	$11,436	$11,400
4/30/17	$10,779	$11,554	$11,378
5/31/17	$10,738	$11,716	$11,367
6/30/17	$10,862	$11,790	$11,553
7/31/17	$11,048	$12,032	$11,706
8/31/17	$10,975	$12,069	$11,570
9/30/17	$11,317	$12,318	$11,913
10/31/17	$11,493	$12,605	$11,999
11/30/17	$11,896	$12,992	$12,367
12/31/17	$12,135	$13,136	$12,547
1/31/18	$12,726	$13,888	$13,032
2/28/18	$12,233	$13,377	$12,410
3/31/18	$11,938	$13,037	$12,192
4/30/18	$12,014	$13,087	$12,232
5/31/18	$12,178	$13,402	$12,305
6/30/18	$12,244	$13,484	$12,335
7/31/18	$12,693	$13,986	$12,823
8/31/18	$13,032	$14,442	$13,013
9/30/18	$13,087	$14,524	$13,039
10/31/18	$12,332	$13,531	$12,364
11/30/18	$12,485	$13,807	$12,733
12/31/18	$11,234	$12,560	$11,510
1/31/19	$12,133	$13,567	$12,406
2/28/19	$12,495	$14,003	$12,802
3/31/19	$12,506	$14,275	$12,884
4/30/19	$12,892	$14,853	$13,341
5/31/19	$11,888	$13,909	$12,483
6/30/19	$12,763	$14,889	$13,379
7/31/19	$12,892	$15,103	$13,490
8/31/19	$12,413	$14,864	$13,093
9/30/19	$12,927	$15,142	$13,560
10/31/19	$13,137	$15,470	$13,750
11/30/19	$13,569	$16,031	$14,175
12/31/19	$13,967	$16,515	$14,565
1/31/20	$13,612	$16,509	$14,251
2/29/20	$12,216	$15,150	$12,871
3/31/20	$10,062	$13,279	$10,672
4/30/20	$11,200	$14,981	$11,871
5/31/20	$11,568	$15,694	$12,278
6/30/20	$11,690	$16,006	$12,197
7/31/20	$12,106	$16,909	$12,679
8/31/20	$12,755	$18,124	$13,203
9/30/20	$12,363	$17,436	$12,879
10/31/20	$12,180	$16,972	$12,710
11/30/20	$13,942	$18,830	$14,419
12/31/20	$14,463	$19,554	$14,972
1/31/21	$14,955	$19,356	$14,835
2/28/21	$15,447	$19,890	$15,731
3/31/21	$16,494	$20,761	$16,657
4/30/21	$16,873	$21,869	$17,323
5/31/21	$17,340	$22,022	$17,727
6/30/21	$17,353	$22,536	$17,524
7/31/21	$17,189	$23,071	$17,664
8/31/21	$17,630	$23,773	$18,015
9/30/21	$16,873	$22,667	$17,388
10/31/21	$17,353	$24,255	$18,271
11/30/21	$17,302	$24,087	$17,627
12/31/21	$18,398	$25,167	$18,739
1/31/22	$18,328	$23,864	$18,302
2/28/22	$18,008	$23,150	$18,090
3/31/22	$18,523	$24,009	$18,601
4/30/22	$17,701	$21,916	$17,552
5/31/22	$18,133	$21,956	$17,893
6/30/22	$16,044	$20,144	$16,330
7/31/22	$17,102	$22,001	$17,412
8/31/22	$16,921	$21,104	$16,893
9/30/22	$15,501	$19,160	$15,412
10/31/22	$17,743	$20,711	$16,992
11/30/22	$18,746	$21,869	$18,054
12/31/22	$17,705	$20,609	$17,326
1/31/23	$18,638	$21,904	$18,224
2/28/23	$17,901	$21,369	$17,582
3/31/23	$18,127	$22,154	$17,501
4/30/23	$17,976	$22,500	$17,764
5/31/23	$17,359	$22,598	$17,079
6/30/23	$18,488	$24,091	$18,214
7/31/23	$19,165	$24,865	$18,854
8/31/23	$18,984	$24,469	$18,345
9/30/23	$18,563	$23,302	$17,637
10/31/23	$18,112	$22,812	$17,015
11/30/23	$19,345	$24,895	$18,299
12/31/23	$20,640	$26,026	$19,312
1/31/24	$20,818	$26,464	$19,332
2/29/24	$21,703	$27,877	$20,045
3/31/24	$23,200	$28,774	$21,048
4/30/24	$21,510	$27,599	$20,148
5/31/24	$22,540	$28,967	$20,787
6/30/24	$22,685	$30,006	$20,591
7/31/24	$23,361	$30,372	$21,644
8/31/24	$23,216	$31,108	$22,225
9/30/24	$23,522	$31,773	$22,533
10/31/24	$22,766	$31,485	$22,285
11/30/24	$24,295	$33,333	$23,708
12/31/24	$22,864	$32,538	$22,087
1/31/25	$23,928	$33,444	$23,109
2/28/25	$23,820	$33,008	$23,203
3/31/25	$22,792	$31,148	$22,559
4/30/25	$22,016	$30,937	$21,871
5/31/25	$22,990	$32,884	$22,639
6/30/25	$24,036	$34,556	$23,413
7/31/25	$23,964	$35,332	$23,547
8/31/25	$25,244	$36,048	$24,298
9/30/25	$26,254	$37,364	$24,661
10/31/25	$26,614	$38,239	$24,770
11/30/25	$27,264	$38,333	$25,428
12/31/25	$27,241	$38,356	$25,600
1/31/26	$28,643	$38,912	$26,768
2/28/26	$29,522	$38,616	$27,463
3/31/26	$29,396	$36,694	$26,138
4/30/26	$31,551	$40,544	$28,269
5/31/26	$33,414	$42,678	$29,102
6/30/26	$33,435	$42,271	$29,755

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	39.10%	14.02%	13.26%
Class A (including sales charge)	33.88%	13.14%	12.83%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,376,235,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 3,381,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,376,235
# of Portfolio Holdings	141
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$3,381
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Information Technology	22.7%
Energy	14.1%
Health Care	13.7%
Financials	10.6%
Industrials	9.2%
Consumer Discretionary	7.7%
Consumer Staples	7.4%
Communication Services	7.0%
Materials	4.5%
Real Estate	1.8%
Utilities	1.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154278
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Institutional Class
Trading Symbol	PKAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.40%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the energy sector contributed to relative performance versus the Russell 1000 Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Exposure to, and security selection in, the materials sector detracted from relative performance versus the Index, as the Fund was underweight in periods when the sector outperformed the Index, as the Fund was overweight when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Russell 1000® Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,032,587	$1,036,869	$1,029,040
8/31/16	$1,031,568	$1,038,324	$1,036,974
9/30/16	$1,034,623	$1,038,521	$1,034,817
10/31/16	$1,012,220	$1,019,577	$1,018,798
11/30/16	$1,069,246	$1,057,337	$1,076,982
12/31/16	$1,088,240	$1,078,236	$1,103,895
1/31/17	$1,098,961	$1,098,687	$1,111,755
2/28/17	$1,133,270	$1,142,311	$1,151,700
3/31/17	$1,126,837	$1,143,643	$1,139,965
4/30/17	$1,123,621	$1,155,389	$1,137,821
5/31/17	$1,119,332	$1,171,648	$1,136,706
6/30/17	$1,133,270	$1,178,961	$1,155,292
7/31/17	$1,152,569	$1,203,204	$1,170,645
8/31/17	$1,145,064	$1,206,887	$1,157,007
9/30/17	$1,182,590	$1,231,783	$1,191,278
10/31/17	$1,200,816	$1,260,527	$1,199,927
11/30/17	$1,242,630	$1,299,187	$1,236,668
12/31/17	$1,268,287	$1,313,632	$1,254,724
1/31/18	$1,329,600	$1,388,843	$1,303,231
2/28/18	$1,279,641	$1,337,654	$1,241,002
3/31/18	$1,248,984	$1,303,660	$1,219,173
4/30/18	$1,256,932	$1,308,662	$1,223,196
5/31/18	$1,275,099	$1,340,177	$1,230,462
6/30/18	$1,283,047	$1,348,426	$1,233,513
7/31/18	$1,330,736	$1,398,606	$1,282,336
8/31/18	$1,365,934	$1,444,180	$1,301,289
9/30/18	$1,372,747	$1,452,400	$1,303,865
10/31/18	$1,293,266	$1,353,128	$1,236,351
11/30/18	$1,310,298	$1,380,703	$1,273,269
12/31/18	$1,179,378	$1,256,038	$1,150,997
1/31/19	$1,273,825	$1,356,691	$1,240,579
2/28/19	$1,311,362	$1,400,252	$1,280,215
3/31/19	$1,313,783	$1,427,462	$1,288,357
4/30/19	$1,354,953	$1,485,259	$1,334,055
5/31/19	$1,249,608	$1,390,874	$1,248,276
6/30/19	$1,342,844	$1,488,897	$1,337,877
7/31/19	$1,356,164	$1,510,296	$1,348,968
8/31/19	$1,306,518	$1,486,372	$1,309,295
9/30/19	$1,361,007	$1,514,183	$1,356,010
10/31/19	$1,384,013	$1,546,980	$1,374,967
11/30/19	$1,430,026	$1,603,134	$1,417,481
12/31/19	$1,472,685	$1,651,519	$1,456,476
1/31/20	$1,435,837	$1,650,872	$1,425,148
2/29/20	$1,289,712	$1,514,974	$1,287,122
3/31/20	$1,062,265	$1,327,855	$1,067,166
4/30/20	$1,181,706	$1,498,077	$1,187,136
5/31/20	$1,222,367	$1,569,428	$1,227,820
6/30/20	$1,235,074	$1,600,639	$1,219,667
7/31/20	$1,279,546	$1,690,892	$1,267,880
8/31/20	$1,348,162	$1,812,434	$1,320,307
9/30/20	$1,307,501	$1,743,567	$1,287,880
10/31/20	$1,288,441	$1,697,199	$1,270,958
11/30/20	$1,475,227	$1,882,981	$1,441,914
12/31/20	$1,530,615	$1,955,379	$1,497,197
1/31/21	$1,583,079	$1,935,638	$1,483,483
2/28/21	$1,636,853	$1,989,013	$1,573,130
3/31/21	$1,747,026	$2,076,123	$1,665,693
4/30/21	$1,787,685	$2,186,923	$1,732,304
5/31/21	$1,837,525	$2,202,197	$1,772,736
6/30/21	$1,840,148	$2,253,607	$1,752,438
7/31/21	$1,824,409	$2,307,141	$1,766,440
8/31/21	$1,871,626	$2,377,291	$1,801,468
9/30/21	$1,791,620	$2,266,724	$1,738,759
10/31/21	$1,842,772	$2,425,535	$1,827,053
11/30/21	$1,837,525	$2,408,729	$1,762,668
12/31/21	$1,955,751	$2,516,678	$1,873,875
1/31/22	$1,948,518	$2,386,448	$1,830,232
2/28/22	$1,915,247	$2,314,994	$1,809,002
3/31/22	$1,970,217	$2,400,949	$1,860,070
4/30/22	$1,883,423	$2,191,581	$1,755,162
5/31/22	$1,929,713	$2,195,602	$1,789,282
6/30/22	$1,708,389	$2,014,369	$1,632,953
7/31/22	$1,821,221	$2,200,103	$1,741,234
8/31/22	$1,803,862	$2,110,378	$1,689,345
9/30/22	$1,651,973	$1,916,015	$1,541,206
10/31/22	$1,892,102	$2,071,139	$1,699,226
11/30/22	$1,999,148	$2,186,882	$1,805,411
12/31/22	$1,889,728	$2,060,886	$1,732,635
1/31/23	$1,989,681	$2,190,380	$1,822,420
2/28/23	$1,911,593	$2,136,937	$1,758,161
3/31/23	$1,936,581	$2,215,393	$1,750,056
4/30/23	$1,920,964	$2,249,972	$1,776,429
5/31/23	$1,855,370	$2,259,751	$1,707,913
6/30/23	$1,977,187	$2,409,065	$1,821,369
7/31/23	$2,049,028	$2,486,456	$1,885,409
8/31/23	$2,030,287	$2,446,868	$1,834,503
9/30/23	$1,986,558	$2,330,206	$1,763,709
10/31/23	$1,939,705	$2,281,210	$1,701,485
11/30/23	$2,070,893	$2,489,543	$1,829,862
12/31/23	$2,212,236	$2,602,645	$1,931,219
1/31/24	$2,230,616	$2,646,380	$1,933,227
2/29/24	$2,325,856	$2,787,685	$2,004,544
3/31/24	$2,487,930	$2,877,377	$2,104,751
4/30/24	$2,307,476	$2,759,852	$2,014,836
5/31/24	$2,419,425	$2,896,698	$2,078,706
6/30/24	$2,434,462	$3,000,638	$2,059,146
7/31/24	$2,507,981	$3,037,163	$2,164,409
8/31/24	$2,494,614	$3,110,834	$2,222,480
9/30/24	$2,528,031	$3,177,273	$2,253,328
10/31/24	$2,447,829	$3,148,460	$2,228,519
11/30/24	$2,611,575	$3,333,278	$2,370,832
12/31/24	$2,459,664	$3,253,818	$2,208,691
1/31/25	$2,573,589	$3,344,429	$2,310,909
2/28/25	$2,564,251	$3,300,790	$2,320,292
3/31/25	$2,455,929	$3,114,810	$2,255,857
4/30/25	$2,371,886	$3,093,688	$2,187,099
5/31/25	$2,476,473	$3,288,420	$2,263,910
6/30/25	$2,590,398	$3,455,644	$2,341,290
7/31/25	$2,582,928	$3,533,199	$2,354,729
8/31/25	$2,723,000	$3,604,823	$2,429,774
9/30/25	$2,833,190	$3,736,399	$2,466,075
10/31/25	$2,872,410	$3,823,882	$2,476,975
11/30/25	$2,943,380	$3,833,254	$2,542,764
12/31/25	$2,941,837	$3,835,601	$2,560,003
1/31/26	$3,092,811	$3,891,218	$2,676,842
2/28/26	$3,192,023	$3,861,645	$2,746,253
3/31/26	$3,179,082	$3,669,354	$2,613,773
4/30/26	$3,412,014	$4,054,367	$2,826,927
5/31/26	$3,612,593	$4,267,759	$2,910,236
6/30/26	$3,619,064	$4,227,117	$2,975,542

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	39.71%	14.49%	13.73%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,376,235,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 3,381,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,376,235
# of Portfolio Holdings	141
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$3,381
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Information Technology	22.7%
Energy	14.1%
Health Care	13.7%
Financials	10.6%
Industrials	9.2%
Consumer Discretionary	7.7%
Consumer Staples	7.4%
Communication Services	7.0%
Materials	4.5%
Real Estate	1.8%
Utilities	1.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154279
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	I-2
Trading Symbol	PKAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	0.50%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the energy sector contributed to relative performance versus the Russell 1000 Value Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Exposure to, and security selection in, the materials sector detracted from relative performance versus the Index, as the Fund was underweight in periods when the sector outperformed the Index, as the Fund was overweight when the sector underperformed the Index, and as the Fund’s holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Russell 1000® Value Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,031,600	$1,036,869	$1,029,040
8/31/16	$1,031,600	$1,038,324	$1,036,974
9/30/16	$1,034,659	$1,038,521	$1,034,817
10/31/16	$1,012,232	$1,019,577	$1,018,798
11/30/16	$1,068,298	$1,057,337	$1,076,982
12/31/16	$1,087,444	$1,078,236	$1,103,895
1/31/17	$1,098,179	$1,098,687	$1,111,755
2/28/17	$1,131,457	$1,142,311	$1,151,700
3/31/17	$1,126,090	$1,143,643	$1,139,965
4/30/17	$1,122,869	$1,155,389	$1,137,821
5/31/17	$1,118,575	$1,171,648	$1,136,706
6/30/17	$1,131,457	$1,178,961	$1,155,292
7/31/17	$1,151,854	$1,203,204	$1,170,645
8/31/17	$1,144,339	$1,206,887	$1,157,007
9/30/17	$1,180,838	$1,231,783	$1,191,278
10/31/17	$1,199,087	$1,260,527	$1,199,927
11/30/17	$1,240,953	$1,299,187	$1,236,668
12/31/17	$1,266,087	$1,313,632	$1,254,724
1/31/18	$1,327,460	$1,388,843	$1,303,231
2/28/18	$1,277,453	$1,337,654	$1,241,002
3/31/18	$1,246,766	$1,303,660	$1,219,173
4/30/18	$1,254,722	$1,308,662	$1,223,196
5/31/18	$1,272,907	$1,340,177	$1,230,462
6/30/18	$1,279,726	$1,348,426	$1,233,513
7/31/18	$1,327,460	$1,398,606	$1,282,336
8/31/18	$1,362,692	$1,444,180	$1,301,289
9/30/18	$1,369,511	$1,452,400	$1,303,865
10/31/18	$1,289,954	$1,353,128	$1,236,351
11/30/18	$1,305,866	$1,380,703	$1,273,269
12/31/18	$1,175,922	$1,256,038	$1,150,997
1/31/19	$1,270,481	$1,356,691	$1,240,579
2/28/19	$1,308,062	$1,400,252	$1,280,215
3/31/19	$1,310,486	$1,427,462	$1,288,357
4/30/19	$1,350,492	$1,485,259	$1,334,055
5/31/19	$1,246,235	$1,390,874	$1,248,276
6/30/19	$1,338,369	$1,488,897	$1,337,877
7/31/19	$1,352,916	$1,510,296	$1,348,968
8/31/19	$1,303,212	$1,486,372	$1,309,295
9/30/19	$1,355,341	$1,514,183	$1,356,010
10/31/19	$1,379,587	$1,546,980	$1,374,967
11/30/19	$1,424,442	$1,603,134	$1,417,481
12/31/19	$1,466,836	$1,651,519	$1,456,476
1/31/20	$1,429,942	$1,650,872	$1,425,148
2/29/20	$1,284,912	$1,514,974	$1,287,122
3/31/20	$1,058,462	$1,327,855	$1,067,166
4/30/20	$1,176,776	$1,498,077	$1,187,136
5/31/20	$1,217,486	$1,569,428	$1,227,820
6/30/20	$1,230,208	$1,600,639	$1,219,667
7/31/20	$1,274,735	$1,690,892	$1,267,880
8/31/20	$1,342,161	$1,812,434	$1,320,307
9/30/20	$1,301,451	$1,743,567	$1,287,880
10/31/20	$1,282,368	$1,697,199	$1,270,958
11/30/20	$1,468,108	$1,882,981	$1,441,914
12/31/20	$1,524,241	$1,955,379	$1,497,197
1/31/21	$1,575,443	$1,935,638	$1,483,483
2/28/21	$1,629,271	$1,989,013	$1,573,130
3/31/21	$1,738,239	$2,076,123	$1,665,693
4/30/21	$1,778,938	$2,186,923	$1,732,304
5/31/21	$1,828,827	$2,202,197	$1,772,736
6/30/21	$1,830,140	$2,253,607	$1,752,438
7/31/21	$1,814,385	$2,307,141	$1,766,440
8/31/21	$1,861,649	$2,377,291	$1,801,468
9/30/21	$1,781,564	$2,266,724	$1,738,759
10/31/21	$1,832,765	$2,425,535	$1,827,053
11/30/21	$1,827,514	$2,408,729	$1,762,668
12/31/21	$1,943,649	$2,516,678	$1,873,875
1/31/22	$1,936,407	$2,386,448	$1,830,232
2/28/22	$1,904,544	$2,314,994	$1,809,002
3/31/22	$1,959,580	$2,400,949	$1,860,070
4/30/22	$1,872,681	$2,191,581	$1,755,162
5/31/22	$1,919,027	$2,195,602	$1,789,282
6/30/22	$1,697,434	$2,014,369	$1,632,953
7/31/22	$1,810,403	$2,200,103	$1,741,234
8/31/22	$1,793,023	$2,110,378	$1,689,345
9/30/22	$1,640,949	$1,916,015	$1,541,206
10/31/22	$1,879,923	$2,071,139	$1,699,226
11/30/22	$1,987,098	$2,186,882	$1,805,411
12/31/22	$1,876,731	$2,060,886	$1,732,635
1/31/23	$1,976,824	$2,190,380	$1,822,420
2/28/23	$1,898,627	$2,136,937	$1,758,161
3/31/23	$1,923,650	$2,215,393	$1,750,056
4/30/23	$1,908,010	$2,249,972	$1,776,429
5/31/23	$1,842,325	$2,259,751	$1,707,913
6/30/23	$1,962,748	$2,409,065	$1,821,369
7/31/23	$2,034,690	$2,486,456	$1,885,409
8/31/23	$2,015,922	$2,446,868	$1,834,503
9/30/23	$1,972,132	$2,330,206	$1,763,709
10/31/23	$1,925,214	$2,281,210	$1,701,485
11/30/23	$2,056,585	$2,489,543	$1,829,862
12/31/23	$2,195,678	$2,602,645	$1,931,219
1/31/24	$2,214,087	$2,646,380	$1,933,227
2/29/24	$2,309,479	$2,787,685	$2,004,544
3/31/24	$2,468,464	$2,877,377	$2,104,751
4/30/24	$2,289,396	$2,759,852	$2,014,836
5/31/24	$2,399,850	$2,896,698	$2,078,706
6/30/24	$2,414,911	$3,000,638	$2,059,146
7/31/24	$2,488,547	$3,037,163	$2,164,409
8/31/24	$2,475,159	$3,110,834	$2,222,480
9/30/24	$2,506,956	$3,177,273	$2,253,328
10/31/24	$2,426,626	$3,148,460	$2,228,519
11/30/24	$2,590,633	$3,333,278	$2,370,832
12/31/24	$2,439,050	$3,253,818	$2,208,691
1/31/25	$2,551,362	$3,344,429	$2,310,909
2/28/25	$2,542,003	$3,300,790	$2,320,292
3/31/25	$2,433,434	$3,114,810	$2,255,857
4/30/25	$2,351,072	$3,093,688	$2,187,099
5/31/25	$2,454,025	$3,288,420	$2,263,910
6/30/25	$2,568,209	$3,455,644	$2,341,290
7/31/25	$2,558,850	$3,533,199	$2,354,729
8/31/25	$2,699,240	$3,604,823	$2,429,774
9/30/25	$2,805,937	$3,736,399	$2,466,075
10/31/25	$2,845,246	$3,823,882	$2,476,975
11/30/25	$2,916,377	$3,833,254	$2,542,764
12/31/25	$2,913,638	$3,835,601	$2,560,003
1/31/26	$3,065,164	$3,891,218	$2,676,842
2/28/26	$3,160,409	$3,861,645	$2,746,253
3/31/26	$3,147,421	$3,669,354	$2,613,773
4/30/26	$3,379,040	$4,054,367	$2,826,927
5/31/26	$3,578,189	$4,267,759	$2,910,236
6/30/26	$3,582,519	$4,227,117	$2,975,542

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	39.49%	14.38%	13.61%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,376,235,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 3,381,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,376,235
# of Portfolio Holdings	141
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$3,381
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Information Technology	22.7%
Energy	14.1%
Health Care	13.7%
Financials	10.6%
Industrials	9.2%
Consumer Discretionary	7.7%
Consumer Staples	7.4%
Communication Services	7.0%
Materials	4.5%
Real Estate	1.8%
Utilities	1.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154289
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Class A
Trading Symbol	PMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.90%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the real estate sector contributed to relative performance versus the Russell 2000 Value Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to the utilities sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the health care sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/16	$9,627	$10,000	$10,000	$10,000
7/31/16	$10,145	$10,369	$10,539	$10,597
8/31/16	$10,332	$10,383	$10,801	$10,784
9/30/16	$10,425	$10,385	$10,887	$10,905
10/31/16	$10,031	$10,196	$10,529	$10,386
11/30/16	$11,275	$10,573	$11,926	$11,544
12/31/16	$11,646	$10,782	$12,419	$11,868
1/31/17	$11,614	$10,987	$12,330	$11,915
2/28/17	$11,688	$11,423	$12,508	$12,145
3/31/17	$11,583	$11,436	$12,402	$12,160
4/30/17	$11,656	$11,554	$12,451	$12,294
5/31/17	$11,289	$11,716	$12,064	$12,044
6/30/17	$11,583	$11,790	$12,485	$12,460
7/31/17	$11,667	$12,032	$12,565	$12,553
8/31/17	$11,384	$12,069	$12,256	$12,393
9/30/17	$12,212	$12,318	$13,123	$13,167
10/31/17	$12,285	$12,605	$13,141	$13,279
11/30/17	$12,694	$12,992	$13,521	$13,661
12/31/17	$12,671	$13,136	$13,392	$13,606
1/31/18	$12,825	$13,888	$13,557	$13,962
2/28/18	$12,167	$13,377	$12,879	$13,421
3/31/18	$12,386	$13,037	$13,038	$13,595
4/30/18	$12,529	$13,087	$13,264	$13,712
5/31/18	$13,187	$13,402	$14,036	$14,545
6/30/18	$13,417	$13,484	$14,121	$14,649
7/31/18	$13,691	$13,986	$14,370	$14,904
8/31/18	$14,118	$14,442	$14,713	$15,547
9/30/18	$13,767	$14,524	$14,348	$15,173
10/31/18	$12,529	$13,531	$13,063	$13,525
11/30/18	$12,671	$13,807	$13,274	$13,740
12/31/18	$11,153	$12,560	$11,669	$12,108
1/31/19	$12,365	$13,567	$12,945	$13,470
2/28/19	$12,824	$14,003	$13,449	$14,170
3/31/19	$12,412	$14,275	$13,061	$13,873
4/30/19	$12,800	$14,853	$13,555	$14,345
5/31/19	$11,659	$13,909	$12,448	$13,229
6/30/19	$12,471	$14,889	$13,241	$14,164
7/31/19	$12,600	$15,103	$13,262	$14,246
8/31/19	$11,942	$14,864	$12,522	$13,542
9/30/19	$12,506	$15,142	$13,165	$13,824
10/31/19	$12,730	$15,470	$13,484	$14,188
11/30/19	$13,024	$16,031	$13,799	$14,772
12/31/19	$13,357	$16,515	$14,282	$15,198
1/31/20	$12,797	$16,509	$13,512	$14,711
2/29/20	$11,461	$15,150	$12,199	$13,472
3/31/20	$8,360	$13,279	$9,189	$10,545
4/30/20	$9,493	$14,981	$10,323	$11,994
5/31/20	$10,030	$15,694	$10,619	$12,774
6/30/20	$10,352	$16,006	$10,927	$13,226
7/31/20	$10,733	$16,909	$11,152	$13,592
8/31/20	$11,318	$18,124	$11,753	$14,358
9/30/20	$10,698	$17,436	$11,206	$13,878
10/31/20	$10,948	$16,972	$11,607	$14,169
11/30/20	$13,107	$18,830	$13,848	$16,780
12/31/20	$14,218	$19,554	$14,944	$18,232
1/31/21	$15,548	$19,356	$15,731	$19,149
2/28/21	$17,127	$19,890	$17,209	$20,343
3/31/21	$17,935	$20,761	$18,108	$20,547
4/30/21	$18,301	$21,869	$18,474	$20,978
5/31/21	$19,448	$22,022	$19,049	$21,022
6/30/21	$20,375	$22,536	$18,934	$21,429
7/31/21	$18,809	$23,071	$18,256	$20,655
8/31/21	$19,331	$23,773	$18,745	$21,117
9/30/21	$19,461	$22,667	$18,369	$20,495
10/31/21	$20,362	$24,255	$19,070	$21,366
11/30/21	$19,188	$24,087	$18,418	$20,476
12/31/21	$19,870	$25,167	$19,170	$20,934
1/31/22	$19,585	$23,864	$18,052	$18,918
2/28/22	$20,330	$23,150	$18,351	$19,120
3/31/22	$20,812	$24,009	$18,710	$19,358
4/30/22	$19,563	$21,916	$17,258	$17,440
5/31/22	$20,001	$21,956	$17,589	$17,466
6/30/22	$17,526	$20,144	$15,851	$16,030
7/31/22	$19,125	$22,001	$17,386	$17,703
8/31/22	$18,687	$21,104	$16,836	$17,341
9/30/22	$16,474	$19,160	$15,121	$15,679
10/31/22	$19,366	$20,711	$17,024	$17,405
11/30/22	$20,352	$21,869	$17,544	$17,812
12/31/22	$18,858	$20,609	$16,393	$16,656
1/31/23	$20,662	$21,904	$17,958	$18,279
2/28/23	$19,796	$21,369	$17,544	$17,970
3/31/23	$18,954	$22,154	$16,286	$17,112
4/30/23	$18,377	$22,500	$15,879	$16,804
5/31/23	$17,848	$22,598	$15,567	$16,649
6/30/23	$19,796	$24,091	$16,804	$18,002
7/31/23	$21,191	$24,865	$18,072	$19,103
8/31/23	$20,614	$24,469	$17,202	$18,147
9/30/23	$20,301	$23,302	$16,307	$17,079
10/31/23	$19,267	$22,812	$15,334	$15,914
11/30/23	$20,518	$24,895	$16,714	$17,355
12/31/23	$22,581	$26,026	$18,794	$19,475
1/31/24	$22,484	$26,464	$17,941	$18,718
2/29/24	$23,752	$27,877	$18,527	$19,776
3/31/24	$25,069	$28,774	$19,340	$20,484
4/30/24	$23,801	$27,599	$18,107	$19,042
5/31/24	$25,313	$28,967	$18,954	$19,998
6/30/24	$24,776	$30,006	$18,635	$19,813
7/31/24	$26,629	$30,372	$20,906	$21,826
8/31/24	$26,020	$31,108	$20,513	$21,500
9/30/24	$26,678	$31,773	$20,526	$21,650
10/31/24	$26,337	$31,485	$20,205	$21,337
11/30/24	$29,336	$33,333	$22,154	$23,678
12/31/24	$27,429	$32,538	$20,308	$21,722
1/31/25	$28,259	$33,444	$20,725	$22,292
2/28/25	$26,248	$33,008	$19,932	$21,099
3/31/25	$25,116	$31,148	$18,736	$19,663
4/30/25	$24,010	$30,937	$17,984	$19,209
5/31/25	$24,991	$32,884	$18,739	$20,235
6/30/25	$25,720	$34,556	$19,666	$21,334
7/31/25	$25,946	$35,332	$20,014	$21,704
8/31/25	$27,681	$36,048	$21,709	$23,255
9/30/25	$28,033	$37,364	$22,145	$23,979
10/31/25	$27,806	$38,239	$22,201	$24,413
11/30/25	$28,887	$38,333	$22,824	$24,647
12/31/25	$29,054	$38,356	$22,866	$24,504
1/31/26	$29,971	$38,912	$24,435	$25,815
2/28/26	$30,600	$38,616	$24,905	$26,023
3/31/26	$29,316	$36,694	$23,999	$24,721
4/30/26	$32,512	$40,544	$26,317	$27,740
5/31/26	$33,691	$42,678	$27,051	$28,952
6/30/26	$35,080	$42,271	$28,124	$30,034

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	36.39%	11.48%	13.80%
Class A (including sales charge)	31.26%	10.63%	13.37%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%
Russell 2000® Index	40.78%	6.99%	11.63%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,785,500,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 10,536,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,785,500
# of Portfolio Holdings	332
Portfolio Turnover Rate	75%
Total Net Advisory Fees Paid During the Reporting Period	$10,536
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Industrials	19.7%
Consumer Discretionary	16.9%
Information Technology	15.6%
Financials	14.2%
Health Care	9.2%
Real Estate	6.3%
Energy	6.2%
Materials	4.8%
Communication Services	4.4%
Consumer Staples	1.8%
Utilities	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154285
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Institutional Class
Trading Symbol	PMJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.50%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the real estate sector contributed to relative performance versus the Russell 2000 Value Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to the utilities sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the health care sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,053,706	$1,036,869	$1,053,950	$1,059,710
8/31/16	$1,074,114	$1,038,324	$1,080,141	$1,078,446
9/30/16	$1,082,707	$1,038,521	$1,088,652	$1,090,460
10/31/16	$1,042,965	$1,019,577	$1,052,868	$1,038,619
11/30/16	$1,172,932	$1,057,337	$1,192,615	$1,154,436
12/31/16	$1,211,329	$1,078,236	$1,241,858	$1,186,783
1/31/17	$1,208,067	$1,098,687	$1,232,992	$1,191,459
2/28/17	$1,215,678	$1,142,311	$1,250,833	$1,214,454
3/31/17	$1,205,892	$1,143,643	$1,240,238	$1,216,045
4/30/17	$1,213,503	$1,155,389	$1,245,125	$1,229,385
5/31/17	$1,176,533	$1,171,648	$1,206,352	$1,204,379
6/30/17	$1,206,979	$1,178,961	$1,248,550	$1,246,015
7/31/17	$1,216,765	$1,203,204	$1,256,453	$1,255,272
8/31/17	$1,187,407	$1,206,887	$1,225,570	$1,239,305
9/30/17	$1,274,396	$1,231,783	$1,312,340	$1,316,650
10/31/17	$1,282,008	$1,260,527	$1,314,059	$1,327,868
11/30/17	$1,325,502	$1,299,187	$1,352,088	$1,366,137
12/31/17	$1,323,631	$1,313,632	$1,339,189	$1,360,618
1/31/18	$1,339,578	$1,388,843	$1,355,688	$1,396,171
2/28/18	$1,272,372	$1,337,654	$1,287,904	$1,342,111
3/31/18	$1,294,014	$1,303,660	$1,303,835	$1,359,465
4/30/18	$1,309,962	$1,308,662	$1,326,430	$1,371,224
5/31/18	$1,379,447	$1,340,177	$1,403,589	$1,454,458
6/30/18	$1,404,507	$1,348,426	$1,412,095	$1,464,886
7/31/18	$1,432,984	$1,398,606	$1,437,032	$1,490,419
8/31/18	$1,478,548	$1,444,180	$1,471,262	$1,554,671
9/30/18	$1,442,097	$1,452,400	$1,434,760	$1,517,281
10/31/18	$1,312,240	$1,353,128	$1,306,306	$1,352,474
11/30/18	$1,328,187	$1,380,703	$1,327,364	$1,373,965
12/31/18	$1,169,272	$1,256,038	$1,166,912	$1,210,752
1/31/19	$1,296,341	$1,356,691	$1,294,549	$1,346,961
2/28/19	$1,345,213	$1,400,252	$1,344,868	$1,416,990
3/31/19	$1,302,450	$1,427,462	$1,306,095	$1,387,332
4/30/19	$1,343,991	$1,485,259	$1,355,492	$1,434,460
5/31/19	$1,224,254	$1,390,874	$1,244,775	$1,322,902
6/30/19	$1,309,781	$1,488,897	$1,324,055	$1,416,405
7/31/19	$1,324,442	$1,510,296	$1,326,187	$1,424,563
8/31/19	$1,256,021	$1,486,372	$1,252,172	$1,354,232
9/30/19	$1,315,890	$1,514,183	$1,316,471	$1,382,414
10/31/19	$1,340,326	$1,546,980	$1,348,356	$1,418,827
11/30/19	$1,370,871	$1,603,134	$1,379,921	$1,477,226
12/31/19	$1,405,715	$1,651,519	$1,428,232	$1,519,814
1/31/20	$1,347,402	$1,650,872	$1,351,194	$1,471,074
2/29/20	$1,207,203	$1,514,974	$1,219,898	$1,347,239
3/31/20	$880,898	$1,327,855	$918,925	$1,054,538
4/30/20	$1,001,246	$1,498,077	$1,032,283	$1,199,378
5/31/20	$1,057,078	$1,569,428	$1,061,910	$1,277,422
6/30/20	$1,091,817	$1,600,639	$1,092,652	$1,322,579
7/31/20	$1,132,760	$1,690,892	$1,115,194	$1,359,188
8/31/20	$1,194,795	$1,812,434	$1,175,269	$1,435,764
9/30/20	$1,130,279	$1,743,567	$1,120,584	$1,387,810
10/31/20	$1,157,574	$1,697,199	$1,160,667	$1,416,871
11/30/20	$1,385,864	$1,882,981	$1,384,757	$1,678,028
12/31/20	$1,502,437	$1,955,379	$1,494,444	$1,823,178
1/31/21	$1,644,945	$1,935,638	$1,573,066	$1,914,920
2/28/21	$1,811,882	$1,989,013	$1,720,856	$2,034,277
3/31/21	$1,898,744	$2,076,123	$1,810,788	$2,054,701
4/30/21	$1,938,103	$2,186,923	$1,847,420	$2,097,850
5/31/21	$2,060,253	$2,202,197	$1,904,912	$2,102,171
6/30/21	$2,157,972	$2,253,607	$1,893,368	$2,142,890
7/31/21	$1,993,749	$2,307,141	$1,825,605	$2,065,510
8/31/21	$2,049,395	$2,377,291	$1,874,494	$2,111,716
9/30/21	$2,064,324	$2,266,724	$1,836,948	$2,049,463
10/31/21	$2,159,329	$2,425,535	$1,906,991	$2,136,647
11/30/21	$2,035,823	$2,408,729	$1,841,848	$2,047,613
12/31/21	$2,108,927	$2,516,678	$1,916,959	$2,093,356
1/31/22	$2,079,636	$2,386,448	$1,805,200	$1,891,829
2/28/22	$2,158,496	$2,314,994	$1,835,076	$1,912,015
3/31/22	$2,210,318	$2,400,949	$1,870,989	$1,935,819
4/30/22	$2,079,636	$2,191,581	$1,725,781	$1,743,960
5/31/22	$2,126,952	$2,195,602	$1,758,899	$1,746,594
6/30/22	$1,863,336	$2,014,369	$1,585,137	$1,602,954
7/31/22	$2,034,574	$2,200,103	$1,738,610	$1,770,302
8/31/22	$1,989,511	$2,110,378	$1,683,635	$1,734,082
9/30/22	$1,752,933	$1,916,015	$1,512,073	$1,567,887
10/31/22	$2,061,611	$2,071,139	$1,702,428	$1,740,496
11/30/22	$2,167,508	$2,186,882	$1,754,437	$1,781,154
12/31/22	$2,010,997	$2,060,886	$1,639,328	$1,665,557
1/31/23	$2,203,697	$2,190,380	$1,795,769	$1,827,899
2/28/23	$2,109,817	$2,136,937	$1,754,359	$1,797,026
3/31/23	$2,023,349	$2,215,393	$1,628,554	$1,711,164
4/30/23	$1,961,586	$2,249,972	$1,587,938	$1,680,397
5/31/23	$1,904,765	$2,259,751	$1,556,703	$1,664,870
6/30/23	$2,112,288	$2,409,065	$1,680,368	$1,800,224
7/31/23	$2,265,459	$2,486,456	$1,807,168	$1,910,308
8/31/23	$2,201,226	$2,446,868	$1,720,243	$1,814,735
9/30/23	$2,169,109	$2,330,206	$1,630,653	$1,707,902
10/31/23	$2,060,407	$2,281,210	$1,533,385	$1,591,423
11/30/23	$2,193,815	$2,489,543	$1,671,404	$1,735,463
12/31/23	$2,414,473	$2,602,645	$1,879,428	$1,947,501
1/31/24	$2,406,951	$2,646,380	$1,794,064	$1,871,763
2/29/24	$2,542,342	$2,787,685	$1,852,748	$1,977,593
3/31/24	$2,685,255	$2,877,377	$1,933,954	$2,048,390
4/30/24	$2,549,864	$2,759,852	$1,810,722	$1,904,225
5/31/24	$2,712,835	$2,896,698	$1,895,410	$1,999,760
6/30/24	$2,657,675	$3,000,638	$1,863,472	$1,981,262
7/31/24	$2,855,747	$3,037,163	$2,090,573	$2,182,558
8/31/24	$2,793,066	$3,110,834	$2,051,333	$2,149,951
9/30/24	$2,863,269	$3,177,273	$2,052,646	$2,164,979
10/31/24	$2,828,168	$3,148,460	$2,020,543	$2,133,716
11/30/24	$3,151,602	$3,333,278	$2,215,444	$2,367,764
12/31/24	$2,947,515	$3,253,818	$2,030,831	$2,172,210
1/31/25	$3,038,009	$3,344,429	$2,072,545	$2,229,166
2/28/25	$2,820,823	$3,300,790	$1,993,208	$2,109,928
3/31/25	$2,699,303	$3,114,810	$1,873,595	$1,966,305
4/30/25	$2,582,954	$3,093,688	$1,798,352	$1,920,883
5/31/25	$2,691,546	$3,288,420	$1,873,900	$2,023,458
6/30/25	$2,769,112	$3,455,644	$1,966,621	$2,133,433
7/31/25	$2,792,382	$3,533,199	$2,001,351	$2,170,448
8/31/25	$2,981,127	$3,604,823	$2,170,866	$2,325,527
9/30/25	$3,022,495	$3,736,399	$2,214,500	$2,397,874
10/31/25	$2,999,225	$3,823,882	$2,220,059	$2,441,252
11/30/25	$3,115,575	$3,833,254	$2,282,442	$2,464,712
12/31/25	$3,132,893	$3,835,601	$2,286,619	$2,450,417
1/31/26	$3,235,258	$3,891,218	$2,443,458	$2,581,538
2/28/26	$3,302,603	$3,861,645	$2,490,519	$2,602,294
3/31/26	$3,165,219	$3,669,354	$2,399,939	$2,472,127
4/30/26	$3,512,719	$4,054,367	$2,631,749	$2,773,999
5/31/26	$3,639,328	$4,267,759	$2,705,123	$2,895,222
6/30/26	$3,790,181	$4,227,117	$2,812,435	$3,003,417

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	36.87%	11.92%	14.25%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%
Russell 2000® Index	40.78%	6.99%	11.63%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,785,500,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 10,536,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,785,500
# of Portfolio Holdings	332
Portfolio Turnover Rate	75%
Total Net Advisory Fees Paid During the Reporting Period	$10,536
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Industrials	19.7%
Consumer Discretionary	16.9%
Information Technology	15.6%
Financials	14.2%
Health Care	9.2%
Real Estate	6.3%
Energy	6.2%
Materials	4.8%
Communication Services	4.4%
Consumer Staples	1.8%
Utilities	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154286
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	I-2
Trading Symbol	PMJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the real estate sector contributed to relative performance versus the Russell 2000 Value Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to the utilities sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to, and security selection in, the health care sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the industrials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,053,821	$1,036,869	$1,053,950	$1,059,710
8/31/16	$1,073,197	$1,038,324	$1,080,141	$1,078,446
9/30/16	$1,082,885	$1,038,521	$1,088,652	$1,090,460
10/31/16	$1,043,057	$1,019,577	$1,052,868	$1,038,619
11/30/16	$1,172,228	$1,057,337	$1,192,615	$1,154,436
12/31/16	$1,211,385	$1,078,236	$1,241,858	$1,186,783
1/31/17	$1,208,117	$1,098,687	$1,232,992	$1,191,459
2/28/17	$1,215,743	$1,142,311	$1,250,833	$1,214,454
3/31/17	$1,204,849	$1,143,643	$1,240,238	$1,216,045
4/30/17	$1,212,475	$1,155,389	$1,245,125	$1,229,385
5/31/17	$1,175,436	$1,171,648	$1,206,352	$1,204,379
6/30/17	$1,205,938	$1,178,961	$1,248,550	$1,246,015
7/31/17	$1,215,743	$1,203,204	$1,256,453	$1,255,272
8/31/17	$1,186,330	$1,206,887	$1,225,570	$1,239,305
9/30/17	$1,272,390	$1,231,783	$1,312,340	$1,316,650
10/31/17	$1,281,105	$1,260,527	$1,314,059	$1,327,868
11/30/17	$1,323,591	$1,299,187	$1,352,088	$1,366,137
12/31/17	$1,321,158	$1,313,632	$1,339,189	$1,360,618
1/31/18	$1,337,130	$1,388,843	$1,355,688	$1,396,171
2/28/18	$1,269,817	$1,337,654	$1,287,904	$1,342,111
3/31/18	$1,292,635	$1,303,660	$1,303,835	$1,359,465
4/30/18	$1,307,467	$1,308,662	$1,326,430	$1,371,224
5/31/18	$1,377,061	$1,340,177	$1,403,589	$1,454,458
6/30/18	$1,402,161	$1,348,426	$1,412,095	$1,464,886
7/31/18	$1,429,543	$1,398,606	$1,437,032	$1,490,419
8/31/18	$1,475,178	$1,444,180	$1,471,262	$1,554,671
9/30/18	$1,438,670	$1,452,400	$1,434,760	$1,517,281
10/31/18	$1,309,749	$1,353,128	$1,306,306	$1,352,474
11/30/18	$1,324,580	$1,380,703	$1,327,364	$1,373,965
12/31/18	$1,166,607	$1,256,038	$1,166,912	$1,210,752
1/31/19	$1,293,917	$1,356,691	$1,294,549	$1,346,961
2/28/19	$1,341,659	$1,400,252	$1,344,868	$1,416,990
3/31/19	$1,298,814	$1,427,462	$1,306,095	$1,387,332
4/30/19	$1,340,435	$1,485,259	$1,355,492	$1,434,460
5/31/19	$1,221,693	$1,390,874	$1,244,775	$1,322,902
6/30/19	$1,306,159	$1,488,897	$1,324,055	$1,416,405
7/31/19	$1,320,848	$1,510,296	$1,326,187	$1,424,563
8/31/19	$1,252,296	$1,486,372	$1,252,172	$1,354,232
9/30/19	$1,311,055	$1,514,183	$1,316,471	$1,382,414
10/31/19	$1,335,538	$1,546,980	$1,348,356	$1,418,827
11/30/19	$1,366,142	$1,603,134	$1,379,921	$1,477,226
12/31/19	$1,401,451	$1,651,519	$1,428,232	$1,519,814
1/31/20	$1,343,057	$1,650,872	$1,351,194	$1,471,074
2/29/20	$1,202,663	$1,514,974	$1,219,898	$1,347,239
3/31/20	$878,392	$1,327,855	$918,925	$1,054,538
4/30/20	$996,422	$1,498,077	$1,032,283	$1,199,378
5/31/20	$1,053,573	$1,569,428	$1,061,910	$1,277,422
6/30/20	$1,088,361	$1,600,639	$1,092,652	$1,322,579
7/31/20	$1,128,118	$1,690,892	$1,115,194	$1,359,188
8/31/20	$1,188,997	$1,812,434	$1,175,269	$1,435,764
9/30/20	$1,125,633	$1,743,567	$1,120,584	$1,387,810
10/31/20	$1,151,724	$1,697,199	$1,160,667	$1,416,871
11/30/20	$1,379,087	$1,882,981	$1,384,757	$1,678,028
12/31/20	$1,496,343	$1,955,379	$1,494,444	$1,823,178
1/31/21	$1,636,328	$1,935,638	$1,573,066	$1,914,920
2/28/21	$1,803,494	$1,989,013	$1,720,856	$2,034,277
3/31/21	$1,889,116	$2,076,123	$1,810,788	$2,054,701
4/30/21	$1,928,529	$2,186,923	$1,847,420	$2,097,850
5/31/21	$2,049,487	$2,202,197	$1,904,912	$2,102,171
6/30/21	$2,147,341	$2,253,607	$1,893,368	$2,142,890
7/31/21	$1,982,893	$2,307,141	$1,825,605	$2,065,510
8/31/21	$2,038,615	$2,377,291	$1,874,494	$2,111,716
9/30/21	$2,053,565	$2,266,724	$1,836,948	$2,049,463
10/31/21	$2,148,700	$2,425,535	$1,906,991	$2,136,647
11/30/21	$2,025,024	$2,408,729	$1,841,848	$2,047,613
12/31/21	$2,096,106	$2,516,678	$1,916,959	$2,093,356
1/31/22	$2,068,913	$2,386,448	$1,805,200	$1,891,829
2/28/22	$2,145,959	$2,314,994	$1,835,076	$1,912,015
3/31/22	$2,198,079	$2,400,949	$1,870,989	$1,935,819
4/30/22	$2,068,913	$2,191,581	$1,725,781	$1,743,960
5/31/22	$2,114,234	$2,195,602	$1,758,899	$1,746,594
6/30/22	$1,853,637	$2,014,369	$1,585,137	$1,602,954
7/31/22	$2,023,592	$2,200,103	$1,738,610	$1,770,302
8/31/22	$1,976,005	$2,110,378	$1,683,635	$1,734,082
9/30/22	$1,742,600	$1,916,015	$1,512,073	$1,567,887
10/31/22	$2,048,519	$2,071,139	$1,702,428	$1,740,496
11/30/22	$2,155,023	$2,186,882	$1,754,437	$1,781,154
12/31/22	$1,999,254	$2,060,886	$1,639,328	$1,665,557
1/31/23	$2,190,725	$2,190,380	$1,795,769	$1,827,899
2/28/23	$2,098,719	$2,136,937	$1,754,359	$1,797,026
3/31/23	$2,009,200	$2,215,393	$1,628,554	$1,711,164
4/30/23	$1,949,521	$2,249,972	$1,587,938	$1,680,397
5/31/23	$1,892,328	$2,259,751	$1,556,703	$1,664,870
6/30/23	$2,098,719	$2,409,065	$1,680,368	$1,800,224
7/31/23	$2,250,404	$2,486,456	$1,807,168	$1,910,308
8/31/23	$2,185,751	$2,446,868	$1,720,243	$1,814,735
9/30/23	$2,153,425	$2,330,206	$1,630,653	$1,707,902
10/31/23	$2,046,500	$2,281,210	$1,533,385	$1,591,423
11/30/23	$2,178,291	$2,489,543	$1,671,404	$1,735,463
12/31/23	$2,396,999	$2,602,645	$1,879,428	$1,947,501
1/31/24	$2,389,430	$2,646,380	$1,794,064	$1,871,763
2/29/24	$2,523,157	$2,787,685	$1,852,748	$1,977,593
3/31/24	$2,664,454	$2,877,377	$1,933,954	$2,048,390
4/30/24	$2,530,727	$2,759,852	$1,810,722	$1,904,225
5/31/24	$2,692,209	$2,896,698	$1,895,410	$1,999,760
6/30/24	$2,636,699	$3,000,638	$1,863,472	$1,981,262
7/31/24	$2,833,505	$3,037,163	$2,090,573	$2,182,558
8/31/24	$2,770,427	$3,110,834	$2,051,333	$2,149,951
9/30/24	$2,838,552	$3,177,273	$2,052,646	$2,164,979
10/31/24	$2,805,751	$3,148,460	$2,020,543	$2,133,716
11/30/24	$3,126,192	$3,333,278	$2,215,444	$2,367,764
12/31/24	$2,922,041	$3,253,818	$2,030,831	$2,172,210
1/31/25	$3,013,110	$3,344,429	$2,072,545	$2,229,166
2/28/25	$2,797,145	$3,300,790	$1,993,208	$2,109,928
3/31/25	$2,677,453	$3,114,810	$1,873,595	$1,966,305
4/30/25	$2,562,965	$3,093,688	$1,798,352	$1,920,883
5/31/25	$2,667,045	$3,288,420	$1,873,900	$2,023,458
6/30/25	$2,745,105	$3,455,644	$1,966,621	$2,133,433
7/31/25	$2,768,523	$3,533,199	$2,001,351	$2,170,448
8/31/25	$2,955,867	$3,604,823	$2,170,866	$2,325,527
9/30/25	$2,994,896	$3,736,399	$2,214,500	$2,397,874
10/31/25	$2,971,479	$3,823,882	$2,220,059	$2,441,252
11/30/25	$3,085,966	$3,833,254	$2,282,442	$2,464,712
12/31/25	$3,104,589	$3,835,601	$2,286,619	$2,450,417
1/31/26	$3,204,912	$3,891,218	$2,443,458	$2,581,538
2/28/26	$3,269,986	$3,861,645	$2,490,519	$2,602,294
3/31/26	$3,134,414	$3,669,354	$2,399,939	$2,472,127
4/30/26	$3,478,766	$4,054,367	$2,631,749	$2,773,999
5/31/26	$3,606,203	$4,267,759	$2,705,123	$2,895,222
6/30/26	$3,755,332	$4,227,117	$2,812,435	$3,003,417

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	36.80%	11.83%	14.15%
S&P 500 Index	22.32%	13.41%	15.51%
Russell 2000® Value Index	43.01%	8.24%	10.89%
Russell 2000® Index	40.78%	6.99%	11.63%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,785,500,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 10,536,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,785,500
# of Portfolio Holdings	332
Portfolio Turnover Rate	75%
Total Net Advisory Fees Paid During the Reporting Period	$10,536
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Industrials	19.7%
Consumer Discretionary	16.9%
Information Technology	15.6%
Financials	14.2%
Health Care	9.2%
Real Estate	6.3%
Energy	6.2%
Materials	4.8%
Communication Services	4.4%
Consumer Staples	1.8%
Utilities	0.4%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	(3.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000182353
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Trading Symbol	MFEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the consumer discretionary sector contributed to relative performance versus the MSCI Emerging Markets Index (the “Index”), as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the communication services sector contributed to relative performance versus the Index, as the sector underperformed the Index, and as the Fund’s holdings outperformed the Index.

  Security selection in the financials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the materials sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	MSCI Emerging Markets Index	RAFI Dynamic Multi-Factor Emerging Markets Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$9,812	$9,960	$9,826
10/31/17	$10,052	$10,309	$10,094
11/30/17	$10,052	$10,330	$10,077
12/31/17	$10,434	$10,701	$10,479
1/31/18	$11,163	$11,593	$11,211
2/28/18	$10,654	$11,058	$10,744
3/31/18	$10,534	$10,853	$10,524
4/30/18	$10,367	$10,805	$10,453
5/31/18	$10,003	$10,422	$10,063
6/30/18	$9,601	$9,989	$9,652
7/31/18	$9,993	$10,208	$10,038
8/31/18	$9,670	$9,932	$9,714
9/30/18	$9,795	$9,879	$9,848
10/31/18	$9,027	$9,019	$9,063
11/30/18	$9,271	$9,391	$9,295
12/31/18	$9,105	$9,142	$9,136
1/31/19	$9,798	$9,942	$9,802
2/28/19	$9,707	$9,965	$9,754
3/31/19	$9,716	$10,048	$9,757
4/30/19	$9,879	$10,260	$9,928
5/31/19	$9,502	$9,515	$9,558
6/30/19	$10,036	$10,109	$10,085
7/31/19	$9,790	$9,986	$9,901
8/31/19	$9,382	$9,499	$9,451
9/30/19	$9,598	$9,680	$9,668
10/31/19	$9,897	$10,088	$9,984
11/30/19	$9,814	$10,074	$9,899
12/31/19	$10,470	$10,826	$10,536
1/31/20	$9,836	$10,321	$9,968
2/29/20	$9,130	$9,777	$9,148
3/31/20	$7,393	$8,271	$7,481
4/30/20	$8,158	$9,029	$8,263
5/31/20	$8,438	$9,098	$8,470
6/30/20	$8,845	$9,767	$8,907
7/31/20	$9,587	$10,640	$9,702
8/31/20	$9,673	$10,875	$9,791
9/30/20	$9,579	$10,700	$9,659
10/31/20	$9,630	$10,921	$9,717
11/30/20	$10,654	$11,931	$10,780
12/31/20	$11,728	$12,808	$11,903
1/31/21	$12,017	$13,201	$12,238
2/28/21	$12,276	$13,302	$12,487
3/31/21	$12,440	$13,101	$12,616
4/30/21	$12,885	$13,427	$13,185
5/31/21	$13,230	$13,738	$13,646
6/30/21	$13,412	$13,762	$13,670
7/31/21	$12,956	$12,836	$13,207
8/31/21	$13,238	$13,172	$13,565
9/30/21	$12,839	$12,648	$13,241
10/31/21	$12,940	$12,773	$13,215
11/30/21	$12,332	$12,252	$12,639
12/31/21	$13,032	$12,482	$13,418
1/31/22	$12,842	$12,246	$13,107
2/28/22	$12,169	$11,880	$12,622
3/31/22	$11,838	$11,612	$12,315
4/30/22	$11,201	$10,966	$11,719
5/31/22	$11,325	$11,014	$11,795
6/30/22	$10,327	$10,282	$10,682
7/31/22	$10,436	$10,257	$10,787
8/31/22	$10,453	$10,300	$10,918
9/30/22	$9,468	$9,092	$9,886
10/31/22	$9,501	$8,810	$9,859
11/30/22	$10,734	$10,117	$11,087
12/31/22	$10,502	$9,974	$10,937
1/31/23	$11,145	$10,762	$11,553
2/28/23	$10,598	$10,064	$11,037
3/31/23	$10,863	$10,369	$11,297
4/30/23	$10,953	$10,252	$11,386
5/31/23	$10,669	$10,079	$11,118
6/30/23	$11,152	$10,462	$11,588
7/31/23	$11,916	$11,113	$12,418
8/31/23	$11,261	$10,429	$11,756
9/30/23	$11,102	$10,156	$11,608
10/31/23	$10,605	$9,761	$11,053
11/30/23	$11,475	$10,543	$12,016
12/31/23	$12,009	$10,955	$12,634
1/31/24	$11,652	$10,446	$12,279
2/29/24	$12,115	$10,943	$12,763
3/31/24	$12,240	$11,214	$12,907
4/30/24	$12,259	$11,264	$12,978
5/31/24	$12,675	$11,328	$13,322
6/30/24	$12,934	$11,775	$13,657
7/31/24	$12,915	$11,810	$13,583
8/31/24	$12,959	$12,001	$13,761
9/30/24	$13,558	$12,802	$14,475
10/31/24	$12,967	$12,233	$13,819
11/30/24	$12,790	$11,793	$13,492
12/31/24	$12,600	$11,777	$13,415
1/31/25	$12,607	$11,987	$13,422
2/28/25	$12,494	$12,045	$13,247
3/31/25	$12,660	$12,122	$13,365
4/30/25	$12,752	$12,281	$13,514
5/31/25	$13,346	$12,805	$14,209
6/30/25	$14,159	$13,575	$15,021
7/31/25	$14,293	$13,839	$15,273
8/31/25	$14,623	$14,017	$15,550
9/30/25	$15,087	$15,020	$16,062
10/31/25	$15,542	$15,647	$16,609
11/30/25	$15,474	$15,273	$16,491
12/31/25	$15,841	$15,730	$16,950
1/31/26	$17,333	$17,122	$18,660
2/28/26	$18,833	$18,063	$20,235
3/31/26	$16,843	$15,704	$17,588
4/30/26	$18,946	$18,014	$20,105
5/31/26	$20,502	$19,759	$21,990
6/30/26	$19,323	$19,481	$20,468

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	36.47%	7.58%	7.75%
MSCI Emerging Markets Index	43.51%	7.20%	7.84%
RAFI Dynamic Multi-Factor Emerging Markets Index	36.26%	8.41%	8.45%

Performance Inception Date	Aug. 31, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 149,915,000
Holdings Count | Holding	697
Advisory Fees Paid, Amount	$ 596,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$149,915
# of Portfolio Holdings	697
Portfolio Turnover Rate	56%
Total Net Management Fees Paid During the Reporting Period	$596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Taiwan	28.7%
China	22.7%
South Korea	20.6%
India	5.0%
Brazil	4.4%
Thailand	4.0%
South Africa	3.3%
Mexico	2.1%
Hong Kong	1.4%
Malaysia	1.1%
Saudi Arabia	1.0%
Other Countries	5.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000182354
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Trading Symbol	MFDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the materials sector contributed to relative performance versus the MSCI EAFE Index (the “Index”), as the sector and the Fund’s holdings outperformed the Index.

  Security selection in the industrials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Underweight exposure to the health care sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Underweight exposure to the information technology sector detracted from relative performance versus the Index, as the sector outperformed the Index.

  Overweight exposure to the communication services sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Overweight exposure to, and security selection in, the real estate sector detracted from relative performance versus the Index, as the sector and the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	MSCI EAFE Index	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,276	$10,249	$10,294
10/31/17	$10,440	$10,404	$10,457
11/30/17	$10,544	$10,514	$10,587
12/31/17	$10,716	$10,682	$10,800
1/31/18	$11,220	$11,218	$11,292
2/28/18	$10,664	$10,712	$10,794
3/31/18	$10,600	$10,519	$10,602
4/30/18	$10,777	$10,759	$10,876
5/31/18	$10,596	$10,517	$10,681
6/30/18	$10,422	$10,389	$10,509
7/31/18	$10,647	$10,644	$10,708
8/31/18	$10,440	$10,439	$10,520
9/30/18	$10,558	$10,529	$10,630
10/31/18	$9,759	$9,691	$9,826
11/30/18	$9,772	$9,679	$9,808
12/31/18	$9,263	$9,209	$9,317
1/31/19	$9,876	$9,814	$9,938
2/28/19	$10,045	$10,065	$10,130
3/31/19	$10,128	$10,128	$10,198
4/30/19	$10,294	$10,413	$10,349
5/31/19	$9,858	$9,913	$9,929
6/30/19	$10,361	$10,501	$10,443
7/31/19	$10,172	$10,367	$10,339
8/31/19	$10,096	$10,099	$10,184
9/30/19	$10,360	$10,388	$10,443
10/31/19	$10,673	$10,762	$10,785
11/30/19	$10,791	$10,883	$10,893
12/31/19	$11,087	$11,237	$11,227
1/31/20	$10,852	$11,002	$11,040
2/29/20	$9,982	$10,007	$10,014
3/31/20	$8,468	$8,672	$8,588
4/30/20	$9,049	$9,232	$9,198
5/31/20	$9,555	$9,634	$9,630
6/30/20	$9,804	$9,962	$9,884
7/31/20	$10,067	$10,194	$10,187
8/31/20	$10,533	$10,718	$10,694
9/30/20	$10,356	$10,440	$10,483
10/31/20	$10,006	$10,023	$10,127
11/30/20	$11,289	$11,577	$11,505
12/31/20	$11,889	$12,115	$12,084
1/31/21	$11,758	$11,986	$12,015
2/28/21	$11,989	$12,255	$12,226
3/31/21	$12,327	$12,536	$12,565
4/30/21	$12,654	$12,914	$12,911
5/31/21	$13,146	$13,335	$13,387
6/30/21	$12,928	$13,185	$13,161
7/31/21	$12,998	$13,284	$13,198
8/31/21	$13,192	$13,518	$13,432
9/30/21	$12,880	$13,126	$13,182
10/31/21	$13,206	$13,449	$13,429
11/30/21	$12,562	$12,823	$12,749
12/31/21	$13,193	$13,479	$13,424
1/31/22	$13,028	$12,828	$13,137
2/28/22	$12,804	$12,601	$13,072
3/31/22	$12,750	$12,682	$13,105
4/30/22	$12,094	$11,862	$12,422
5/31/22	$12,436	$11,951	$12,672
6/30/22	$11,299	$10,842	$11,461
7/31/22	$11,713	$11,382	$11,859
8/31/22	$11,190	$10,841	$11,451
9/30/22	$10,113	$9,827	$10,330
10/31/22	$10,710	$10,356	$10,906
11/30/22	$11,939	$11,522	$11,951
12/31/22	$11,824	$11,531	$12,018
1/31/23	$12,663	$12,465	$12,825
2/28/23	$12,428	$12,205	$12,682
3/31/23	$12,681	$12,507	$12,868
4/30/23	$13,014	$12,861	$13,205
5/31/23	$12,402	$12,316	$12,539
6/30/23	$13,019	$12,877	$13,175
7/31/23	$13,441	$13,294	$13,652
8/31/23	$13,047	$12,784	$13,248
9/30/23	$12,667	$12,348	$12,878
10/31/23	$12,233	$11,847	$12,318
11/30/23	$13,207	$12,947	$13,396
12/31/23	$13,851	$13,634	$14,068
1/31/24	$13,760	$13,713	$14,114
2/29/24	$14,027	$13,964	$14,246
3/31/24	$14,541	$14,423	$14,797
4/30/24	$14,111	$14,054	$14,400
5/31/24	$14,814	$14,598	$14,961
6/30/24	$14,426	$14,362	$14,641
7/31/24	$15,007	$14,784	$15,244
8/31/24	$15,453	$15,265	$15,683
9/30/24	$15,666	$15,406	$15,915
10/31/24	$14,883	$14,568	$15,116
11/30/24	$15,000	$14,485	$15,167
12/31/24	$14,497	$14,156	$14,726
1/31/25	$15,096	$14,900	$15,349
2/28/25	$15,498	$15,189	$15,644
3/31/25	$15,689	$15,127	$15,825
4/30/25	$16,549	$15,820	$16,757
5/31/25	$17,265	$16,544	$17,485
6/30/25	$17,715	$16,908	$17,886
7/31/25	$17,391	$16,671	$17,722
8/31/25	$18,225	$17,382	$18,523
9/30/25	$18,559	$17,715	$18,815
10/31/25	$18,614	$17,923	$18,905
11/30/25	$18,986	$18,034	$19,297
12/31/25	$19,448	$18,575	$19,807
1/31/26	$20,492	$19,545	$20,911
2/28/26	$21,753	$20,449	$22,198
3/31/26	$20,142	$18,345	$20,154
4/30/26	$21,191	$19,711	$21,488
5/31/26	$21,527	$20,316	$21,952
6/30/26	$21,236	$20,330	$21,552

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	19.88%	10.44%	8.90%
MSCI EAFE Index	20.23%	9.05%	8.37%
RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	20.49%	10.37%	9.09%

Performance Inception Date	Aug. 31, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 449,939,000
Holdings Count | Holding	1,295
Advisory Fees Paid, Amount	$ 1,575,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$449,939
# of Portfolio Holdings	1,295
Portfolio Turnover Rate	35%
Total Net Management Fees Paid During the Reporting Period	$1,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Japan	26.8%
United Kingdom	12.1%
Switzerland	8.2%
Canada	8.0%
France	5.9%
Germany	5.8%
Netherlands	4.8%
Spain	4.7%
Australia	4.3%
Italy	3.8%
Sweden	2.7%
Other Countries	11.9%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Material Fund Change [Text Block]
C000182355
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
Trading Symbol	MFUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the information technology sector contributed to relative performance versus the S&P 500 Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the financials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer staples sector detracted from relative performance versus the Index, as the sector underperformed the Index.

  Security selection in the utilities sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	S&P 500 Index	RAFI Dynamic Multi-Factor U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,332	$10,206	$10,337
10/31/17	$10,516	$10,444	$10,524
11/30/17	$10,940	$10,765	$10,955
12/31/17	$11,111	$10,884	$11,135
1/31/18	$11,721	$11,508	$11,748
2/28/18	$11,240	$11,084	$11,268
3/31/18	$11,030	$10,802	$11,056
4/30/18	$11,103	$10,843	$11,137
5/31/18	$11,334	$11,104	$11,370
6/30/18	$11,443	$11,173	$11,483
7/31/18	$11,746	$11,589	$11,793
8/31/18	$12,092	$11,966	$12,145
9/30/18	$12,153	$12,034	$12,210
10/31/18	$11,317	$11,212	$11,368
11/30/18	$11,472	$11,440	$11,526
12/31/18	$10,379	$10,407	$10,432
1/31/19	$11,174	$11,241	$11,234
2/28/19	$11,524	$11,602	$11,587
3/31/19	$11,660	$11,828	$11,733
4/30/19	$11,969	$12,307	$12,047
5/31/19	$11,312	$11,524	$11,389
6/30/19	$12,073	$12,337	$12,160
7/31/19	$12,222	$12,514	$12,315
8/31/19	$12,201	$12,316	$12,295
9/30/19	$12,450	$12,546	$12,551
10/31/19	$12,513	$12,818	$12,616
11/30/19	$12,845	$13,283	$12,959
12/31/19	$13,103	$13,684	$13,221
1/31/20	$12,910	$13,679	$13,030
2/29/20	$11,756	$12,553	$11,865
3/31/20	$9,929	$11,002	$10,009
4/30/20	$11,083	$12,413	$11,187
5/31/20	$11,650	$13,004	$11,758
6/30/20	$11,735	$13,263	$11,850
7/31/20	$12,314	$14,010	$12,440
8/31/20	$13,051	$15,017	$13,194
9/30/20	$12,698	$14,447	$12,837
10/31/20	$12,450	$14,063	$12,593
11/30/20	$13,982	$15,602	$14,149
12/31/20	$14,485	$16,202	$14,669
1/31/21	$14,434	$16,038	$14,619
2/28/21	$14,918	$16,481	$15,117
3/31/21	$15,579	$17,202	$15,791
4/30/21	$16,211	$18,120	$16,438
5/31/21	$16,598	$18,247	$16,838
6/30/21	$16,783	$18,673	$17,033
7/31/21	$16,791	$19,116	$17,046
8/31/21	$17,115	$19,698	$17,383
9/30/21	$16,597	$18,782	$16,856
10/31/21	$17,454	$20,097	$17,735
11/30/21	$17,138	$19,958	$17,415
12/31/21	$17,953	$20,853	$18,255
1/31/22	$17,435	$19,774	$17,728
2/28/22	$17,305	$19,182	$17,600
3/31/22	$17,931	$19,894	$18,246
4/30/22	$17,066	$18,159	$17,372
5/31/22	$17,350	$18,192	$17,667
6/30/22	$15,834	$16,691	$16,114
7/31/22	$16,816	$18,230	$17,125
8/31/22	$16,456	$17,486	$16,758
9/30/22	$15,003	$15,876	$15,274
10/31/22	$16,904	$17,161	$17,226
11/30/22	$17,796	$18,120	$18,139
12/31/22	$16,943	$17,076	$17,268
1/31/23	$17,668	$18,149	$18,006
2/28/23	$17,108	$17,706	$17,442
3/31/23	$17,032	$18,356	$17,365
4/30/23	$17,116	$18,643	$17,452
5/31/23	$16,429	$18,724	$16,752
6/30/23	$17,608	$19,961	$17,959
7/31/23	$18,164	$20,602	$18,528
8/31/23	$17,886	$20,274	$18,257
9/30/23	$17,221	$19,308	$17,578
10/31/23	$16,694	$18,902	$17,042
11/30/23	$17,989	$20,628	$18,371
12/31/23	$19,014	$21,565	$19,428
1/31/24	$19,418	$21,927	$19,846
2/29/24	$20,493	$23,098	$20,945
3/31/24	$21,386	$23,841	$21,859
4/30/24	$20,276	$22,868	$20,730
5/31/24	$21,113	$24,001	$21,588
6/30/24	$21,582	$24,863	$22,072
7/31/24	$22,231	$25,165	$22,737
8/31/24	$22,715	$25,776	$23,253
9/30/24	$23,089	$26,326	$23,639
10/31/24	$22,760	$26,087	$23,294
11/30/24	$24,061	$27,619	$24,623
12/31/24	$22,838	$26,960	$23,372
1/31/25	$23,828	$27,711	$24,400
2/28/25	$24,067	$27,350	$24,645
3/31/25	$23,114	$25,809	$23,670
4/30/25	$22,860	$25,634	$23,410
5/31/25	$23,849	$27,247	$24,424
6/30/25	$24,700	$28,633	$25,294
7/31/25	$24,690	$29,275	$25,287
8/31/25	$25,466	$29,869	$26,090
9/30/25	$26,102	$30,959	$26,756
10/31/25	$25,971	$31,684	$26,636
11/30/25	$26,432	$31,762	$27,112
12/31/25	$26,465	$31,781	$27,156
1/31/26	$27,574	$32,242	$28,312
2/28/26	$28,509	$31,997	$29,282
3/31/26	$27,340	$30,403	$28,083
4/30/26	$29,359	$33,594	$30,161
5/31/26	$30,529	$35,362	$31,381
6/30/26	$31,544	$35,025	$32,438

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	27.71%	13.45%	13.89%
S&P 500 Index	22.32%	13.41%	15.25%
RAFI Dynamic Multi-Factor U.S. Index	28.25%	13.75%	14.26%

Performance Inception Date	Aug. 31, 2017
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 290,046,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 634,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$290,046
# of Portfolio Holdings	883
Portfolio Turnover Rate	35%
Total Net Management Fees Paid During the Reporting Period	$634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Information Technology	25.6%
Health Care	14.4%
Industrials	13.0%
Financials	11.3%
Consumer Staples	9.3%
Consumer Discretionary	8.7%
Energy	6.5%
Communication Services	4.5%
Materials	3.2%
Real Estate	2.0%
Utilities	1.3%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000215599
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI ESG U.S. ETF
Trading Symbol	RAFE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the information technology sector contributed to relative performance versus the S&P 500 Index (the “Index”), as the Fund’s holdings outperformed the Index.

  Security selection in the health care sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the financials sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the Index.

  Security selection in the communication services sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the Index.

  Underweight exposure to, and security selection in, the industrials sector detracted from relative performance versus the Index, as the sector outperformed the Index, and as the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer staples sector detracted from relative performance versus the Index, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	PIMCO RAFI ESG U.S. ETF (at NAV)	S&P 500 Index	RAFI ESG US Index
12/18/19	$10,000	$10,000	$10,000
12/31/19	$10,100	$10,129	$10,099
1/31/20	$9,796	$10,125	$9,799
2/29/20	$8,859	$9,292	$8,861
3/31/20	$7,510	$8,144	$7,508
4/30/20	$8,335	$9,188	$8,335
5/31/20	$8,650	$9,626	$8,657
6/30/20	$8,658	$9,817	$8,666
7/31/20	$8,931	$10,371	$8,943
8/31/20	$9,375	$11,116	$9,392
9/30/20	$9,180	$10,694	$9,197
10/31/20	$8,979	$10,409	$8,998
11/30/20	$10,216	$11,549	$10,247
12/31/20	$10,647	$11,993	$10,683
1/31/21	$10,655	$11,872	$10,694
2/28/21	$11,223	$12,199	$11,270
3/31/21	$12,010	$12,733	$12,069
4/30/21	$12,432	$13,413	$12,498
5/31/21	$12,791	$13,507	$12,863
6/30/21	$12,696	$13,822	$12,770
7/31/21	$12,833	$14,150	$12,912
8/31/21	$13,090	$14,581	$13,172
9/30/21	$12,596	$13,902	$12,678
10/31/21	$13,291	$14,876	$13,385
11/30/21	$13,083	$14,773	$13,174
12/31/21	$13,866	$15,435	$13,973
1/31/22	$13,481	$14,637	$13,586
2/28/22	$13,025	$14,198	$13,125
3/31/22	$13,180	$14,726	$13,289
4/30/22	$12,415	$13,441	$12,515
5/31/22	$12,600	$13,466	$12,708
6/30/22	$11,588	$12,355	$11,682
7/31/22	$12,229	$13,494	$12,334
8/31/22	$11,786	$12,943	$11,887
9/30/22	$10,725	$11,751	$10,813
10/31/22	$11,870	$12,703	$11,981
11/30/22	$12,626	$13,413	$12,751
12/31/22	$11,947	$12,640	$12,065
1/31/23	$12,545	$13,434	$12,666
2/28/23	$12,156	$13,106	$12,271
3/31/23	$12,362	$13,588	$12,488
4/30/23	$12,512	$13,800	$12,643
5/31/23	$12,310	$13,860	$12,439
6/30/23	$13,058	$14,775	$13,203
7/31/23	$13,468	$15,250	$13,620
8/31/23	$13,057	$15,007	$13,209
9/30/23	$12,557	$14,292	$12,703
10/31/23	$12,353	$13,991	$12,500
11/30/23	$13,468	$15,269	$13,619
12/31/23	$14,183	$15,963	$14,349
1/31/24	$14,323	$16,231	$14,494
2/29/24	$14,903	$17,098	$15,080
3/31/24	$15,496	$17,648	$15,687
4/30/24	$14,563	$16,927	$14,746
5/31/24	$15,132	$17,766	$15,331
6/30/24	$15,430	$18,404	$15,639
7/31/24	$15,778	$18,628	$15,991
8/31/24	$16,082	$19,080	$16,303
9/30/24	$16,381	$19,487	$16,609
10/31/24	$16,063	$19,310	$16,281
11/30/24	$16,868	$20,444	$17,100
12/31/24	$16,125	$19,956	$16,343
1/31/25	$16,676	$20,512	$16,908
2/28/25	$16,876	$20,245	$17,114
3/31/25	$16,152	$19,104	$16,378
4/30/25	$15,670	$18,974	$15,897
5/31/25	$16,246	$20,169	$16,487
6/30/25	$17,022	$21,194	$17,274
7/31/25	$16,977	$21,670	$17,237
8/31/25	$17,716	$22,109	$17,987
9/30/25	$18,254	$22,916	$18,540
10/31/25	$18,497	$23,453	$18,785
11/30/25	$18,830	$23,510	$19,132
12/31/25	$18,969	$23,525	$19,279
1/31/26	$19,304	$23,866	$19,625
2/28/26	$19,756	$23,684	$20,090
3/31/26	$18,820	$22,505	$19,136
4/30/26	$20,223	$24,866	$20,576
5/31/26	$21,367	$26,175	$21,757
6/30/26	$21,749	$25,926	$22,163

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 12/18/19
PIMCO RAFI ESG U.S. ETF (at NAV)	27.77%	11.37%	12.63%
S&P 500 Index	22.32%	13.41%	15.70%
RAFI ESG US Index	28.30%	11.66%	12.95%

Performance Inception Date	Dec. 18, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 160,472,000
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 337,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$160,472
# of Portfolio Holdings	292
Portfolio Turnover Rate	21%
Total Net Management Fees Paid During the Reporting Period	$337
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Information Technology	29.2%
Health Care	23.8%
Financials	13.8%
Consumer Staples	7.6%
Consumer Discretionary	6.1%
Communication Services	5.9%
Industrials	5.4%
Materials	4.3%
Real Estate	2.6%
Utilities	0.6%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Material Fund Change [Text Block]
C000150054
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2030 Fund
Class Name	Class A
Trading Symbol	PBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2030 Index
6/30/16	$9,454	$10,000	$10,000
7/31/16	$9,761	$10,369	$10,284
8/31/16	$9,789	$10,383	$10,306
9/30/16	$9,829	$10,385	$10,339
10/31/16	$9,666	$10,196	$10,162
11/30/16	$9,646	$10,573	$10,287
12/31/16	$9,791	$10,782	$10,461
1/31/17	$9,977	$10,987	$10,632
2/28/17	$10,211	$11,423	$10,853
3/31/17	$10,250	$11,436	$10,927
4/30/17	$10,368	$11,554	$11,052
5/31/17	$10,505	$11,716	$11,196
6/30/17	$10,554	$11,790	$11,255
7/31/17	$10,760	$12,032	$11,449
8/31/17	$10,828	$12,069	$11,467
9/30/17	$10,954	$12,318	$11,661
10/31/17	$11,101	$12,605	$11,830
11/30/17	$11,259	$12,992	$12,034
12/31/17	$11,416	$13,136	$12,155
1/31/18	$11,765	$13,888	$12,541
2/28/18	$11,356	$13,377	$12,151
3/31/18	$11,297	$13,037	$12,040
4/30/18	$11,297	$13,087	$12,094
5/31/18	$11,356	$13,402	$12,227
6/30/18	$11,331	$13,484	$12,208
7/31/18	$11,540	$13,986	$12,451
8/31/18	$11,620	$14,442	$12,601
9/30/18	$11,597	$14,524	$12,593
10/31/18	$10,997	$13,531	$11,888
11/30/18	$11,137	$13,807	$12,049
12/31/18	$10,651	$12,560	$11,427
1/31/19	$11,283	$13,567	$12,117
2/28/19	$11,449	$14,003	$12,367
3/31/19	$11,665	$14,275	$12,500
4/30/19	$11,894	$14,853	$12,801
5/31/19	$11,551	$13,909	$12,303
6/30/19	$12,042	$14,889	$12,887
7/31/19	$12,084	$15,103	$12,940
8/31/19	$12,084	$14,864	$12,813
9/30/19	$12,211	$15,142	$13,000
10/31/19	$12,401	$15,470	$13,228
11/30/19	$12,590	$16,031	$13,456
12/31/19	$12,860	$16,515	$13,755
1/31/20	$12,903	$16,509	$13,693
2/29/20	$12,387	$15,150	$12,965
3/31/20	$11,035	$13,279	$11,639
4/30/20	$11,883	$14,981	$12,581
5/31/20	$12,291	$15,694	$13,006
6/30/20	$12,572	$16,006	$13,262
7/31/20	$13,088	$16,909	$13,744
8/31/20	$13,539	$18,124	$14,219
9/30/20	$13,260	$17,436	$13,928
10/31/20	$13,088	$16,972	$13,744
11/30/20	$14,152	$18,830	$14,911
12/31/20	$14,623	$19,554	$15,393
1/31/21	$14,590	$19,356	$15,352
2/28/21	$14,733	$19,890	$15,609
3/31/21	$14,888	$20,761	$15,891
4/30/21	$15,391	$21,869	$16,377
5/31/21	$15,581	$22,022	$16,549
6/30/21	$15,782	$22,536	$16,672
7/31/21	$15,951	$23,071	$16,796
8/31/21	$16,187	$23,773	$17,059
9/30/21	$15,667	$22,667	$16,596
10/31/21	$16,187	$24,255	$17,121
11/30/21	$15,995	$24,087	$16,850
12/31/21	$16,434	$25,167	$17,333
1/31/22	$15,808	$23,864	$16,630
2/28/22	$15,449	$23,150	$16,387
3/31/22	$15,505	$24,009	$16,479
4/30/22	$14,496	$21,916	$15,497
5/31/22	$14,462	$21,956	$15,561
6/30/22	$13,507	$20,144	$14,631
7/31/22	$14,250	$22,001	$15,427
8/31/22	$13,739	$21,104	$14,957
9/30/22	$12,583	$19,160	$13,902
10/31/22	$13,003	$20,711	$14,468
11/30/22	$13,936	$21,869	$15,282
12/31/22	$13,507	$20,609	$14,913
1/31/23	$14,345	$21,904	$15,716
2/28/23	$13,890	$21,369	$15,377
3/31/23	$14,229	$22,154	$15,685
4/30/23	$14,361	$22,500	$15,847
5/31/23	$14,133	$22,598	$15,654
6/30/23	$14,628	$24,091	$16,186
7/31/23	$14,941	$24,865	$16,537
8/31/23	$14,568	$24,469	$16,245
9/30/23	$14,000	$23,302	$15,704
10/31/23	$13,613	$22,812	$15,329
11/30/23	$14,581	$24,895	$16,382
12/31/23	$15,293	$26,026	$17,119
1/31/24	$15,232	$26,464	$17,133
2/29/24	$15,489	$27,877	$17,468
3/31/24	$15,827	$28,774	$17,849
4/30/24	$15,284	$27,599	$17,349
5/31/24	$15,802	$28,967	$17,882
6/30/24	$15,990	$30,006	$18,104
7/31/24	$16,376	$30,372	$18,509
8/31/24	$16,700	$31,108	$18,853
9/30/24	$17,051	$31,773	$19,185
10/31/24	$16,587	$31,485	$18,758
11/30/24	$16,964	$33,333	$19,229
12/31/24	$16,476	$32,538	$18,814
1/31/25	$16,819	$33,444	$19,200
2/28/25	$17,061	$33,008	$19,284
3/31/25	$16,730	$31,148	$18,908
4/30/25	$16,692	$30,937	$19,021
5/31/25	$17,074	$32,884	$19,584
6/30/25	$17,625	$34,556	$20,161
7/31/25	$17,676	$35,332	$20,283
8/31/25	$18,060	$36,048	$20,728
9/30/25	$18,526	$37,364	$21,174
10/31/25	$18,795	$38,239	$21,433
11/30/25	$18,872	$38,333	$21,539
12/31/25	$18,882	$38,356	$21,659
1/31/26	$19,212	$38,912	$22,107
2/28/26	$19,621	$38,616	$22,495
3/31/26	$18,724	$36,694	$21,440
4/30/26	$19,726	$40,544	$22,678
5/31/26	$20,227	$42,678	$23,306
6/30/26	$20,189	$42,271	$23,274

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.55%	5.05%	7.88%
Class A (including sales charge)	8.27%	3.86%	7.28%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2030 Index	15.44%	6.90%	8.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 586,918,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 59,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$586,918
# of Portfolio Holdings	21
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$59
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	49.0%
Short-Term Instruments	0.2%
Affiliated Investments	50.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	28.5%
PIMCO Total Return Fund	12.8%
Vanguard Developed Markets Index Fund 'Institutional'	12.2%
PIMCO Income Fund	7.7%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Long-Term U.S. Government Fund	6.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	6.0%
PIMCO Real Return Fund	5.2%
PIMCO Emerging Markets Local Currency and Bond Fund	4.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150050
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2030 Fund
Class Name	Institutional Class
Trading Symbol	PBPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2030 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,033,435	$1,036,869	$1,028,439
8/31/16	$1,036,474	$1,038,324	$1,030,621
9/30/16	$1,040,051	$1,038,521	$1,033,867
10/31/16	$1,024,831	$1,019,577	$1,016,238
11/30/16	$1,022,801	$1,057,337	$1,028,739
12/31/16	$1,038,902	$1,078,236	$1,046,133
1/31/17	$1,058,582	$1,098,687	$1,063,208
2/28/17	$1,083,441	$1,142,311	$1,085,275
3/31/17	$1,087,585	$1,143,643	$1,092,679
4/30/17	$1,100,014	$1,155,389	$1,105,247
5/31/17	$1,115,551	$1,171,648	$1,119,553
6/30/17	$1,122,026	$1,178,961	$1,125,522
7/31/17	$1,142,785	$1,203,204	$1,144,946
8/31/17	$1,151,089	$1,206,887	$1,146,663
9/30/17	$1,164,479	$1,231,783	$1,166,071
10/31/17	$1,181,159	$1,260,527	$1,182,967
11/30/17	$1,198,882	$1,299,187	$1,203,387
12/31/17	$1,216,049	$1,313,632	$1,215,490
1/31/18	$1,253,091	$1,388,843	$1,254,150
2/28/18	$1,210,757	$1,337,654	$1,215,070
3/31/18	$1,204,407	$1,303,660	$1,203,983
4/30/18	$1,205,465	$1,308,662	$1,209,446
5/31/18	$1,211,816	$1,340,177	$1,222,692
6/30/18	$1,209,611	$1,348,426	$1,220,835
7/31/18	$1,232,975	$1,398,606	$1,245,129
8/31/18	$1,241,471	$1,444,180	$1,260,057
9/30/18	$1,238,948	$1,452,400	$1,259,272
10/31/18	$1,176,041	$1,353,128	$1,188,785
11/30/18	$1,192,034	$1,380,703	$1,204,930
12/31/18	$1,139,816	$1,256,038	$1,142,657
1/31/19	$1,207,319	$1,356,691	$1,211,665
2/28/19	$1,226,132	$1,400,252	$1,236,709
3/31/19	$1,249,383	$1,427,462	$1,249,960
4/30/19	$1,274,971	$1,485,259	$1,280,144
5/31/19	$1,238,257	$1,390,874	$1,230,345
6/30/19	$1,292,291	$1,488,897	$1,288,716
7/31/19	$1,296,771	$1,510,296	$1,293,999
8/31/19	$1,297,890	$1,486,372	$1,281,253
9/30/19	$1,311,573	$1,514,183	$1,299,954
10/31/19	$1,332,982	$1,546,980	$1,322,757
11/30/19	$1,353,264	$1,603,134	$1,345,589
12/31/19	$1,382,752	$1,651,519	$1,375,483
1/31/20	$1,388,504	$1,650,872	$1,369,299
2/29/20	$1,334,436	$1,514,974	$1,296,477
3/31/20	$1,189,031	$1,327,855	$1,163,933
4/30/20	$1,281,115	$1,498,077	$1,258,052
5/31/20	$1,324,855	$1,569,428	$1,300,600
6/30/20	$1,355,534	$1,600,639	$1,326,211
7/31/20	$1,412,014	$1,690,892	$1,374,359
8/31/20	$1,460,426	$1,812,434	$1,421,892
9/30/20	$1,431,762	$1,743,567	$1,392,758
10/31/20	$1,413,287	$1,697,199	$1,374,412
11/30/20	$1,528,752	$1,882,981	$1,491,129
12/31/20	$1,580,275	$1,955,379	$1,539,286
1/31/21	$1,577,899	$1,935,638	$1,535,177
2/28/21	$1,593,345	$1,989,013	$1,560,865
3/31/21	$1,611,595	$2,076,123	$1,589,098
4/30/21	$1,665,716	$2,186,923	$1,637,684
5/31/21	$1,687,364	$2,202,197	$1,654,886
6/30/21	$1,709,866	$2,253,607	$1,667,220
7/31/21	$1,729,283	$2,307,141	$1,679,628
8/31/21	$1,755,980	$2,377,291	$1,705,917
9/30/21	$1,700,110	$2,266,724	$1,659,605
10/31/21	$1,756,131	$2,425,535	$1,712,055
11/30/21	$1,736,645	$2,408,729	$1,684,987
12/31/21	$1,785,056	$2,516,678	$1,733,322
1/31/22	$1,717,506	$2,386,448	$1,662,995
2/28/22	$1,678,728	$2,314,994	$1,638,679
3/31/22	$1,686,513	$2,400,949	$1,647,869
4/30/22	$1,576,169	$2,191,581	$1,549,736
5/31/22	$1,573,661	$2,195,602	$1,556,051
6/30/22	$1,470,961	$2,014,369	$1,463,074
7/31/22	$1,551,493	$2,200,103	$1,542,740
8/31/22	$1,496,128	$2,110,378	$1,495,738
9/30/22	$1,372,033	$1,916,015	$1,390,215
10/31/22	$1,417,515	$2,071,139	$1,446,821
11/30/22	$1,519,849	$2,186,882	$1,528,161
12/31/22	$1,472,995	$2,060,886	$1,491,268
1/31/23	$1,565,138	$2,190,380	$1,571,645
2/28/23	$1,515,822	$2,136,937	$1,537,718
3/31/23	$1,553,965	$2,215,393	$1,568,501
4/30/23	$1,568,317	$2,249,972	$1,584,743
5/31/23	$1,544,832	$2,259,751	$1,565,378
6/30/23	$1,599,029	$2,409,065	$1,618,614
7/31/23	$1,634,359	$2,486,456	$1,653,674
8/31/23	$1,593,795	$2,446,868	$1,624,515
9/30/23	$1,532,122	$2,330,206	$1,570,361
10/31/23	$1,490,038	$2,281,210	$1,532,861
11/30/23	$1,597,878	$2,489,543	$1,638,199
12/31/23	$1,674,864	$2,602,645	$1,711,933
1/31/24	$1,669,522	$2,646,380	$1,713,260
2/29/24	$1,698,905	$2,787,685	$1,746,823
3/31/24	$1,735,969	$2,877,377	$1,784,882
4/30/24	$1,676,803	$2,759,852	$1,734,933
5/31/24	$1,734,624	$2,896,698	$1,788,233
6/30/24	$1,757,078	$3,000,638	$1,810,365
7/31/24	$1,799,172	$3,037,163	$1,850,882
8/31/24	$1,835,834	$3,110,834	$1,885,336
9/30/24	$1,875,876	$3,177,273	$1,918,515
10/31/24	$1,823,845	$3,148,460	$1,875,825
11/30/24	$1,867,661	$3,333,278	$1,922,934
12/31/24	$1,814,077	$3,253,818	$1,881,377
1/31/25	$1,853,000	$3,344,429	$1,920,021
2/28/25	$1,879,412	$3,300,790	$1,928,430
3/31/25	$1,843,601	$3,114,810	$1,890,840
4/30/25	$1,840,810	$3,093,688	$1,902,115
5/31/25	$1,882,678	$3,288,420	$1,958,379
6/30/25	$1,943,700	$3,455,644	$2,016,127
7/31/25	$1,952,103	$3,533,199	$2,028,286
8/31/25	$1,994,113	$3,604,823	$2,072,817
9/30/25	$2,046,919	$3,736,399	$2,117,419
10/31/25	$2,076,421	$3,823,882	$2,143,309
11/30/25	$2,086,255	$3,833,254	$2,153,868
12/31/25	$2,088,571	$3,835,601	$2,165,938
1/31/26	$2,126,203	$3,891,218	$2,210,663
2/28/26	$2,171,072	$3,861,645	$2,249,504
3/31/26	$2,070,932	$3,669,354	$2,144,044
4/30/26	$2,184,130	$4,054,367	$2,267,841
5/31/26	$2,239,277	$4,267,759	$2,330,553
6/30/26	$2,235,944	$4,227,117	$2,327,402

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	15.04%	5.51%	8.38%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2030 Index	15.44%	6.90%	8.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 586,918,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 59,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$586,918
# of Portfolio Holdings	21
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$59
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	49.0%
Short-Term Instruments	0.2%
Affiliated Investments	50.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	28.5%
PIMCO Total Return Fund	12.8%
Vanguard Developed Markets Index Fund 'Institutional'	12.2%
PIMCO Income Fund	7.7%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Long-Term U.S. Government Fund	6.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	6.0%
PIMCO Real Return Fund	5.2%
PIMCO Emerging Markets Local Currency and Bond Fund	4.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150061
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2035 Fund
Class Name	Class A
Trading Symbol	PDGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2035 Index
6/30/16	$9,446	$10,000	$10,000
7/31/16	$9,751	$10,369	$10,307
8/31/16	$9,771	$10,383	$10,333
9/30/16	$9,809	$10,385	$10,366
10/31/16	$9,646	$10,196	$10,179
11/30/16	$9,665	$10,573	$10,334
12/31/16	$9,835	$10,782	$10,523
1/31/17	$10,019	$10,987	$10,709
2/28/17	$10,272	$11,423	$10,946
3/31/17	$10,320	$11,436	$11,029
4/30/17	$10,437	$11,554	$11,161
5/31/17	$10,583	$11,716	$11,315
6/30/17	$10,642	$11,790	$11,385
7/31/17	$10,856	$12,032	$11,602
8/31/17	$10,924	$12,069	$11,613
9/30/17	$11,064	$12,318	$11,837
10/31/17	$11,230	$12,605	$12,029
11/30/17	$11,405	$12,992	$12,261
12/31/17	$11,562	$13,136	$12,394
1/31/18	$11,958	$13,888	$12,851
2/28/18	$11,532	$13,377	$12,412
3/31/18	$11,443	$13,037	$12,277
4/30/18	$11,463	$13,087	$12,347
5/31/18	$11,532	$13,402	$12,487
6/30/18	$11,499	$13,484	$12,463
7/31/18	$11,737	$13,986	$12,742
8/31/18	$11,826	$14,442	$12,904
9/30/18	$11,806	$14,524	$12,902
10/31/18	$11,140	$13,531	$12,095
11/30/18	$11,309	$13,807	$12,274
12/31/18	$10,722	$12,560	$11,541
1/31/19	$11,420	$13,567	$12,313
2/28/19	$11,617	$14,003	$12,600
3/31/19	$11,816	$14,275	$12,726
4/30/19	$12,088	$14,853	$13,072
5/31/19	$11,649	$13,909	$12,475
6/30/19	$12,207	$14,889	$13,132
7/31/19	$12,238	$15,103	$13,187
8/31/19	$12,175	$14,864	$13,002
9/30/19	$12,330	$15,142	$13,227
10/31/19	$12,552	$15,470	$13,489
11/30/19	$12,774	$16,031	$13,751
12/31/19	$13,089	$16,515	$14,101
1/31/20	$13,067	$16,509	$13,996
2/29/20	$12,432	$15,150	$13,123
3/31/20	$10,914	$13,279	$11,605
4/30/20	$11,819	$14,981	$12,646
5/31/20	$12,260	$15,694	$13,121
6/30/20	$12,566	$16,006	$13,410
7/31/20	$13,094	$16,909	$13,946
8/31/20	$13,611	$18,124	$14,522
9/30/20	$13,309	$17,436	$14,175
10/31/20	$13,104	$16,972	$13,966
11/30/20	$14,290	$18,830	$15,331
12/31/20	$14,810	$19,554	$15,904
1/31/21	$14,766	$19,356	$15,865
2/28/21	$14,986	$19,890	$16,209
3/31/21	$15,231	$20,761	$16,576
4/30/21	$15,784	$21,869	$17,147
5/31/21	$16,005	$22,022	$17,349
6/30/21	$16,207	$22,536	$17,479
7/31/21	$16,363	$23,071	$17,600
8/31/21	$16,652	$23,773	$17,928
9/30/21	$16,071	$22,667	$17,373
10/31/21	$16,685	$24,255	$18,019
11/30/21	$16,428	$24,087	$17,676
12/31/21	$16,964	$25,167	$18,278
1/31/22	$16,287	$23,864	$17,462
2/28/22	$15,886	$23,150	$17,181
3/31/22	$16,024	$24,009	$17,359
4/30/22	$14,923	$21,916	$16,226
5/31/22	$14,923	$21,956	$16,295
6/30/22	$13,863	$20,144	$15,181
7/31/22	$14,712	$22,001	$16,115
8/31/22	$14,161	$21,104	$15,574
9/30/22	$12,904	$19,160	$14,346
10/31/22	$13,456	$20,711	$15,045
11/30/22	$14,491	$21,869	$15,994
12/31/22	$14,008	$20,609	$15,539
1/31/23	$14,927	$21,904	$16,482
2/28/23	$14,456	$21,369	$16,093
3/31/23	$14,826	$22,154	$16,422
4/30/23	$14,979	$22,500	$16,611
5/31/23	$14,755	$22,598	$16,386
6/30/23	$15,359	$24,091	$17,059
7/31/23	$15,749	$24,865	$17,497
8/31/23	$15,335	$24,469	$17,145
9/30/23	$14,718	$23,302	$16,524
10/31/23	$14,303	$22,812	$16,090
11/30/23	$15,394	$24,895	$17,300
12/31/23	$16,149	$26,026	$18,123
1/31/24	$16,101	$26,464	$18,146
2/29/24	$16,486	$27,877	$18,613
3/31/24	$16,890	$28,774	$19,071
4/30/24	$16,298	$27,599	$18,498
5/31/24	$16,902	$28,967	$19,127
6/30/24	$17,126	$30,006	$19,371
7/31/24	$17,528	$30,372	$19,815
8/31/24	$17,893	$31,108	$20,206
9/30/24	$18,287	$31,773	$20,583
10/31/24	$17,797	$31,485	$20,108
11/30/24	$18,287	$33,333	$20,663
12/31/24	$17,758	$32,538	$20,186
1/31/25	$18,171	$33,444	$20,656
2/28/25	$18,358	$33,008	$20,693
3/31/25	$17,936	$31,148	$20,216
4/30/25	$17,923	$30,937	$20,356
5/31/25	$18,473	$32,884	$21,087
6/30/25	$19,125	$34,556	$21,774
7/31/25	$19,213	$35,332	$21,934
8/31/25	$19,664	$36,048	$22,460
9/30/25	$20,219	$37,364	$22,995
10/31/25	$20,533	$38,239	$23,304
11/30/25	$20,608	$38,333	$23,420
12/31/25	$20,663	$38,356	$23,577
1/31/26	$21,108	$38,912	$24,140
2/28/26	$21,540	$38,616	$24,580
3/31/26	$20,443	$36,694	$23,285
4/30/26	$21,752	$40,544	$24,862
5/31/26	$22,406	$42,678	$25,660
6/30/26	$22,355	$42,271	$25,618

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	16.89%	6.64%	9.00%
Class A (including sales charge)	10.45%	5.44%	8.38%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2035 Index	17.66%	7.95%	9.86%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 677,270,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 67,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$677,270
# of Portfolio Holdings	23
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	61.0%
Short-Term Instruments	0.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	34.6%
Vanguard Developed Markets Index Fund 'Institutional'	15.5%
PIMCO Total Return Fund	9.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Income Fund	5.7%
PIMCO Long-Term Real Return Fund	5.6%
PIMCO Long-Term U.S. Government Fund	4.7%
PIMCO Real Return Fund	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.8%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150057
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2035 Fund
Class Name	Institutional Class
Trading Symbol	PDGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2035 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,034,588	$1,036,869	$1,030,712
8/31/16	$1,036,623	$1,038,324	$1,033,259
9/30/16	$1,041,346	$1,038,521	$1,036,633
10/31/16	$1,024,024	$1,019,577	$1,017,887
11/30/16	$1,026,062	$1,057,337	$1,033,439
12/31/16	$1,044,430	$1,078,236	$1,052,337
1/31/17	$1,065,153	$1,098,687	$1,070,859
2/28/17	$1,092,093	$1,142,311	$1,094,645
3/31/17	$1,097,273	$1,143,643	$1,102,915
4/30/17	$1,109,707	$1,155,389	$1,116,145
5/31/17	$1,126,285	$1,171,648	$1,131,509
6/30/17	$1,132,857	$1,178,961	$1,138,459
7/31/17	$1,156,739	$1,203,204	$1,160,183
8/31/17	$1,164,007	$1,206,887	$1,161,264
9/30/17	$1,179,062	$1,231,783	$1,183,697
10/31/17	$1,196,784	$1,260,527	$1,202,918
11/30/17	$1,216,591	$1,299,187	$1,226,053
12/31/17	$1,233,769	$1,313,632	$1,239,394
1/31/18	$1,277,189	$1,388,843	$1,285,064
2/28/18	$1,231,651	$1,337,654	$1,241,230
3/31/18	$1,223,178	$1,303,660	$1,227,682
4/30/18	$1,225,297	$1,308,662	$1,234,661
5/31/18	$1,232,710	$1,340,177	$1,248,725
6/30/18	$1,229,784	$1,348,426	$1,246,324
7/31/18	$1,256,333	$1,398,606	$1,274,192
8/31/18	$1,265,891	$1,444,180	$1,290,442
9/30/18	$1,264,856	$1,452,400	$1,290,168
10/31/18	$1,194,468	$1,353,128	$1,209,544
11/30/18	$1,212,598	$1,380,703	$1,227,429
12/31/18	$1,150,319	$1,256,038	$1,154,116
1/31/19	$1,225,291	$1,356,691	$1,231,338
2/28/19	$1,247,671	$1,400,252	$1,259,977
3/31/19	$1,269,258	$1,427,462	$1,272,644
4/30/19	$1,298,540	$1,485,259	$1,307,161
5/31/19	$1,252,365	$1,390,874	$1,247,522
6/30/19	$1,311,829	$1,488,897	$1,313,154
7/31/19	$1,316,361	$1,510,296	$1,318,679
8/31/19	$1,309,564	$1,486,372	$1,300,175
9/30/19	$1,327,463	$1,514,183	$1,322,657
10/31/19	$1,352,531	$1,546,980	$1,348,877
11/30/19	$1,376,459	$1,603,134	$1,375,090
12/31/19	$1,411,133	$1,651,519	$1,410,054
1/31/20	$1,408,808	$1,650,872	$1,399,600
2/29/20	$1,341,390	$1,514,974	$1,312,304
3/31/20	$1,177,219	$1,327,855	$1,160,545
4/30/20	$1,276,096	$1,498,077	$1,264,621
5/31/20	$1,323,790	$1,569,428	$1,312,066
6/30/20	$1,357,360	$1,600,639	$1,340,983
7/31/20	$1,414,451	$1,690,892	$1,394,555
8/31/20	$1,471,542	$1,812,434	$1,452,214
9/30/20	$1,440,142	$1,743,567	$1,417,469
10/31/20	$1,417,968	$1,697,199	$1,396,578
11/30/20	$1,546,344	$1,882,981	$1,533,124
12/31/20	$1,604,904	$1,955,379	$1,590,390
1/31/21	$1,600,153	$1,935,638	$1,586,493
2/28/21	$1,625,099	$1,989,013	$1,620,923
3/31/21	$1,652,300	$2,076,123	$1,657,583
4/30/21	$1,713,496	$2,186,923	$1,714,723
5/31/21	$1,736,295	$2,202,197	$1,734,857
6/30/21	$1,760,265	$2,253,607	$1,747,931
7/31/21	$1,778,425	$2,307,141	$1,760,033
8/31/21	$1,809,901	$2,377,291	$1,792,822
9/30/21	$1,748,143	$2,266,724	$1,737,274
10/31/21	$1,814,959	$2,425,535	$1,801,920
11/30/21	$1,788,233	$2,408,729	$1,767,631
12/31/21	$1,846,510	$2,516,678	$1,827,761
1/31/22	$1,772,849	$2,386,448	$1,746,248
2/28/22	$1,730,401	$2,314,994	$1,718,054
3/31/22	$1,745,929	$2,400,949	$1,735,940
4/30/22	$1,627,201	$2,191,581	$1,622,617
5/31/22	$1,628,450	$2,195,602	$1,629,549
6/30/22	$1,513,339	$2,014,369	$1,518,085
7/31/22	$1,604,790	$2,200,103	$1,611,486
8/31/22	$1,545,910	$2,110,378	$1,557,374
9/30/22	$1,409,722	$1,916,015	$1,434,630
10/31/22	$1,470,031	$2,071,139	$1,504,531
11/30/22	$1,584,366	$2,186,882	$1,599,385
12/31/22	$1,531,273	$2,060,886	$1,553,861
1/31/23	$1,633,100	$2,190,380	$1,648,247
2/28/23	$1,581,542	$2,136,937	$1,609,310
3/31/23	$1,622,192	$2,215,393	$1,642,162
4/30/23	$1,640,288	$2,249,972	$1,661,107
5/31/23	$1,615,729	$2,259,751	$1,638,590
6/30/23	$1,683,699	$2,409,065	$1,705,922
7/31/23	$1,726,439	$2,486,456	$1,749,744
8/31/23	$1,682,404	$2,446,868	$1,714,538
9/30/23	$1,614,862	$2,330,206	$1,652,399
10/31/23	$1,570,619	$2,281,210	$1,609,026
11/30/23	$1,690,335	$2,489,543	$1,729,984
12/31/23	$1,774,138	$2,602,645	$1,812,289
1/31/24	$1,768,850	$2,646,380	$1,814,631
2/29/24	$1,812,476	$2,787,685	$1,861,267
3/31/24	$1,857,262	$2,877,377	$1,907,052
4/30/24	$1,793,493	$2,759,852	$1,849,827
5/31/24	$1,859,919	$2,896,698	$1,912,747
6/30/24	$1,885,229	$3,000,638	$1,937,125
7/31/24	$1,930,786	$3,037,163	$1,981,523
8/31/24	$1,970,982	$3,110,834	$2,020,623
9/30/24	$2,014,802	$3,177,273	$2,058,277
10/31/24	$1,962,171	$3,148,460	$2,010,816
11/30/24	$2,017,501	$3,333,278	$2,066,339
12/31/24	$1,959,096	$3,253,818	$2,018,620
1/31/25	$2,005,938	$3,344,429	$2,065,589
2/28/25	$2,026,603	$3,300,790	$2,069,268
3/31/25	$1,980,535	$3,114,810	$2,021,632
4/30/25	$1,979,154	$3,093,688	$2,035,560
5/31/25	$2,042,686	$3,288,420	$2,108,701
6/30/25	$2,114,127	$3,455,644	$2,177,384
7/31/25	$2,125,210	$3,533,199	$2,193,441
8/31/25	$2,176,470	$3,604,823	$2,245,978
9/30/25	$2,238,382	$3,736,399	$2,299,490
10/31/25	$2,273,096	$3,823,882	$2,330,407
11/30/25	$2,282,816	$3,833,254	$2,342,020
12/31/25	$2,290,380	$3,835,601	$2,357,712
1/31/26	$2,339,636	$3,891,218	$2,414,025
2/28/26	$2,390,340	$3,861,645	$2,458,017
3/31/26	$2,269,371	$3,669,354	$2,328,494
4/30/26	$2,416,204	$4,054,367	$2,486,152
5/31/26	$2,488,893	$4,267,759	$2,566,009
6/30/26	$2,484,295	$4,227,117	$2,561,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.51%	7.13%	9.53%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2035 Index	17.66%	7.95%	9.86%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 677,270,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 67,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$677,270
# of Portfolio Holdings	23
Portfolio Turnover Rate	37%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	61.0%
Short-Term Instruments	0.2%
Affiliated Investments	39.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	34.6%
Vanguard Developed Markets Index Fund 'Institutional'	15.5%
PIMCO Total Return Fund	9.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Income Fund	5.7%
PIMCO Long-Term Real Return Fund	5.6%
PIMCO Long-Term U.S. Government Fund	4.7%
PIMCO Real Return Fund	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.8%
Vanguard Small-Cap Index Fund 'Institutional'	3.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150068
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2040 Fund
Class Name	Class A
Trading Symbol	PVPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2040 Index
6/30/16	$9,452	$10,000	$10,000
7/31/16	$9,769	$10,369	$10,323
8/31/16	$9,788	$10,383	$10,351
9/30/16	$9,824	$10,385	$10,387
10/31/16	$9,651	$10,196	$10,192
11/30/16	$9,689	$10,573	$10,369
12/31/16	$9,857	$10,782	$10,568
1/31/17	$10,052	$10,987	$10,764
2/28/17	$10,315	$11,423	$11,014
3/31/17	$10,364	$11,436	$11,103
4/30/17	$10,481	$11,554	$11,240
5/31/17	$10,637	$11,716	$11,400
6/30/17	$10,703	$11,790	$11,477
7/31/17	$10,927	$12,032	$11,708
8/31/17	$10,986	$12,069	$11,713
9/30/17	$11,142	$12,318	$11,960
10/31/17	$11,308	$12,605	$12,168
11/30/17	$11,503	$12,992	$12,421
12/31/17	$11,657	$13,136	$12,562
1/31/18	$12,104	$13,888	$13,065
2/28/18	$11,647	$13,377	$12,593
3/31/18	$11,547	$13,037	$12,443
4/30/18	$11,577	$13,087	$12,523
5/31/18	$11,657	$13,402	$12,675
6/30/18	$11,614	$13,484	$12,647
7/31/18	$11,883	$13,986	$12,948
8/31/18	$11,973	$14,442	$13,117
9/30/18	$11,968	$14,524	$13,117
10/31/18	$11,238	$13,531	$12,244
11/30/18	$11,428	$13,807	$12,435
12/31/18	$10,768	$12,560	$11,631
1/31/19	$11,510	$13,567	$12,457
2/28/19	$11,740	$14,003	$12,766
3/31/19	$11,920	$14,275	$12,890
4/30/19	$12,224	$14,853	$13,263
5/31/19	$11,699	$13,909	$12,604
6/30/19	$12,310	$14,889	$13,312
7/31/19	$12,341	$15,103	$13,369
8/31/19	$12,225	$14,864	$13,140
9/30/19	$12,408	$15,142	$13,391
10/31/19	$12,662	$15,470	$13,676
11/30/19	$12,906	$16,031	$13,963
12/31/19	$13,262	$16,515	$14,349
1/31/20	$13,175	$16,509	$14,213
2/29/20	$12,429	$15,150	$13,238
3/31/20	$10,839	$13,279	$11,589
4/30/20	$11,802	$14,981	$12,698
5/31/20	$12,267	$15,694	$13,209
6/30/20	$12,577	$16,006	$13,520
7/31/20	$13,129	$16,909	$14,090
8/31/20	$13,713	$18,124	$14,735
9/30/20	$13,377	$17,436	$14,350
10/31/20	$13,149	$16,972	$14,127
11/30/20	$14,438	$18,830	$15,628
12/31/20	$15,014	$19,554	$16,267
1/31/21	$14,960	$19,356	$16,235
2/28/21	$15,245	$19,890	$16,642
3/31/21	$15,563	$20,761	$17,069
4/30/21	$16,149	$21,869	$17,700
5/31/21	$16,393	$22,022	$17,924
6/30/21	$16,590	$22,536	$18,057
7/31/21	$16,746	$23,071	$18,178
8/31/21	$17,069	$23,773	$18,553
9/30/21	$16,442	$22,667	$17,931
10/31/21	$17,125	$24,255	$18,667
11/30/21	$16,800	$24,087	$18,269
12/31/21	$17,409	$25,167	$18,959
1/31/22	$16,684	$23,864	$18,062
2/28/22	$16,270	$23,150	$17,760
3/31/22	$16,454	$24,009	$18,005
4/30/22	$15,293	$21,916	$16,766
5/31/22	$15,316	$21,956	$16,837
6/30/22	$14,171	$20,144	$15,573
7/31/22	$15,068	$22,001	$16,610
8/31/22	$14,493	$21,104	$16,022
9/30/22	$13,155	$19,160	$14,665
10/31/22	$13,789	$20,711	$15,476
11/30/22	$14,906	$21,869	$16,527
12/31/22	$14,363	$20,609	$16,010
1/31/23	$15,353	$21,904	$17,053
2/28/23	$14,858	$21,369	$16,636
3/31/23	$15,233	$22,154	$16,982
4/30/23	$15,411	$22,500	$17,191
5/31/23	$15,186	$22,598	$16,941
6/30/23	$15,871	$24,091	$17,741
7/31/23	$16,332	$24,865	$18,263
8/31/23	$15,883	$24,469	$17,853
9/30/23	$15,227	$23,302	$17,168
10/31/23	$14,800	$22,812	$16,680
11/30/23	$15,973	$24,895	$18,019
12/31/23	$16,765	$26,026	$18,918
1/31/24	$16,717	$26,464	$18,943
2/29/24	$17,198	$27,877	$19,530
3/31/24	$17,658	$28,774	$20,057
4/30/24	$17,043	$27,599	$19,428
5/31/24	$17,718	$28,967	$20,138
6/30/24	$17,968	$30,006	$20,412
7/31/24	$18,381	$30,372	$20,892
8/31/24	$18,769	$31,108	$21,324
9/30/24	$19,191	$31,773	$21,737
10/31/24	$18,691	$31,485	$21,232
11/30/24	$19,277	$33,333	$21,895
12/31/24	$18,729	$32,538	$21,352
1/31/25	$19,202	$33,444	$21,900
2/28/25	$19,314	$33,008	$21,878
3/31/25	$18,789	$31,148	$21,283
4/30/25	$18,802	$30,937	$21,429
5/31/25	$19,524	$32,884	$22,327
6/30/25	$20,266	$34,556	$23,123
7/31/25	$20,391	$35,332	$23,327
8/31/25	$20,903	$36,048	$23,927
9/30/25	$21,538	$37,364	$24,555
10/31/25	$21,875	$38,239	$24,916
11/30/25	$21,963	$38,333	$25,037
12/31/25	$22,064	$38,356	$25,238
1/31/26	$22,599	$38,912	$25,924
2/28/26	$23,042	$38,616	$26,408
3/31/26	$21,804	$36,694	$24,863
4/30/26	$23,420	$40,544	$26,795
5/31/26	$24,215	$42,678	$27,778
6/30/26	$24,135	$42,271	$27,714

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.09%	7.79%	9.83%
Class A (including sales charge)	12.51%	6.57%	9.21%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2040 Index	19.85%	8.95%	10.73%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 632,973,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 122,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$632,973
# of Portfolio Holdings	23
Portfolio Turnover Rate	38%
Total Net Advisory Fees Paid During the Reporting Period	$122
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	73.0%
Short-Term Instruments	0.2%
Affiliated Investments	26.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	41.5%
Vanguard Developed Markets Index Fund 'Institutional'	18.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
PIMCO Total Return Fund	6.7%
PIMCO Income Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	3.8%
PIMCO Long-Term Real Return Fund	3.7%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO Real Return Fund	2.9%
PIMCO Long-Term U.S. Government Fund	2.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150064
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2040 Fund
Class Name	Institutional Class
Trading Symbol	PVPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2040 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,033,537	$1,036,869	$1,032,322
8/31/16	$1,035,569	$1,038,324	$1,035,110
9/30/16	$1,040,324	$1,038,521	$1,038,659
10/31/16	$1,023,019	$1,019,577	$1,019,171
11/30/16	$1,026,073	$1,057,337	$1,036,898
12/31/16	$1,044,392	$1,078,236	$1,056,800
1/31/17	$1,066,064	$1,098,687	$1,076,446
2/28/17	$1,093,928	$1,142,311	$1,101,432
3/31/17	$1,100,120	$1,143,643	$1,110,337
4/30/17	$1,113,536	$1,155,389	$1,123,997
5/31/17	$1,130,048	$1,171,648	$1,140,031
6/30/17	$1,137,326	$1,178,961	$1,147,662
7/31/17	$1,162,141	$1,203,204	$1,170,793
8/31/17	$1,169,378	$1,206,887	$1,171,344
9/30/17	$1,186,007	$1,231,783	$1,195,976
10/31/17	$1,204,684	$1,260,527	$1,216,814
11/30/17	$1,225,437	$1,299,187	$1,242,078
12/31/17	$1,242,246	$1,313,632	$1,256,172
1/31/18	$1,290,878	$1,388,843	$1,306,494
2/28/18	$1,242,246	$1,337,654	$1,259,297
3/31/18	$1,232,731	$1,303,660	$1,244,317
4/30/18	$1,235,902	$1,308,662	$1,252,269
5/31/18	$1,244,360	$1,340,177	$1,267,469
6/30/18	$1,241,576	$1,348,426	$1,264,688
7/31/18	$1,270,203	$1,398,606	$1,294,788
8/31/18	$1,280,806	$1,444,180	$1,311,697
9/30/18	$1,280,252	$1,452,400	$1,311,732
10/31/18	$1,203,501	$1,353,128	$1,224,423
11/30/18	$1,223,755	$1,380,703	$1,243,454
12/31/18	$1,153,057	$1,256,038	$1,163,136
1/31/19	$1,233,347	$1,356,691	$1,245,686
2/28/19	$1,257,880	$1,400,252	$1,276,551
3/31/19	$1,278,405	$1,427,462	$1,289,012
4/30/19	$1,312,047	$1,485,259	$1,326,292
5/31/19	$1,255,977	$1,390,874	$1,260,437
6/30/19	$1,321,570	$1,488,897	$1,331,214
7/31/19	$1,326,085	$1,510,296	$1,336,896
8/31/19	$1,313,670	$1,486,372	$1,314,041
9/30/19	$1,334,310	$1,514,183	$1,339,123
10/31/19	$1,361,564	$1,546,980	$1,367,568
11/30/19	$1,388,818	$1,603,134	$1,396,329
12/31/19	$1,426,585	$1,651,519	$1,434,932
1/31/20	$1,419,626	$1,650,872	$1,421,312
2/29/20	$1,339,598	$1,514,974	$1,323,845
3/31/20	$1,167,562	$1,327,855	$1,158,864
4/30/20	$1,272,016	$1,498,077	$1,269,754
5/31/20	$1,323,083	$1,569,428	$1,320,858
6/30/20	$1,358,039	$1,600,639	$1,351,962
7/31/20	$1,417,337	$1,690,892	$1,409,026
8/31/20	$1,480,123	$1,812,434	$1,473,503
9/30/20	$1,445,214	$1,743,567	$1,435,002
10/31/20	$1,421,923	$1,697,199	$1,412,708
11/30/20	$1,561,670	$1,882,981	$1,562,800
12/31/20	$1,623,516	$1,955,379	$1,626,716
1/31/21	$1,619,971	$1,935,638	$1,623,520
2/28/21	$1,650,693	$1,989,013	$1,664,209
3/31/21	$1,685,449	$2,076,123	$1,706,940
4/30/21	$1,751,054	$2,186,923	$1,769,962
5/31/21	$1,777,296	$2,202,197	$1,792,428
6/30/21	$1,799,453	$2,253,607	$1,805,735
7/31/21	$1,817,496	$2,307,141	$1,817,759
8/31/21	$1,852,378	$2,377,291	$1,855,256
9/30/21	$1,785,023	$2,266,724	$1,793,145
10/31/21	$1,859,902	$2,425,535	$1,866,738
11/30/21	$1,826,086	$2,408,729	$1,826,915
12/31/21	$1,893,019	$2,516,678	$1,895,903
1/31/22	$1,814,712	$2,386,448	$1,806,214
2/28/22	$1,769,966	$2,314,994	$1,776,026
3/31/22	$1,791,464	$2,400,949	$1,800,480
4/30/22	$1,665,900	$2,191,581	$1,676,614
5/31/22	$1,668,386	$2,195,602	$1,683,690
6/30/22	$1,543,991	$2,014,369	$1,557,334
7/31/22	$1,642,358	$2,200,103	$1,660,975
8/31/22	$1,580,101	$2,110,378	$1,602,220
9/30/22	$1,435,121	$1,916,015	$1,466,541
10/31/22	$1,505,005	$2,071,139	$1,547,565
11/30/22	$1,627,302	$2,186,882	$1,652,748
12/31/22	$1,568,141	$2,060,886	$1,600,977
1/31/23	$1,676,774	$2,190,380	$1,705,341
2/28/23	$1,624,375	$2,136,937	$1,663,565
3/31/23	$1,665,305	$2,215,393	$1,698,249
4/30/23	$1,685,817	$2,249,972	$1,719,125
5/31/23	$1,661,459	$2,259,751	$1,694,067
6/30/23	$1,737,754	$2,409,065	$1,774,140
7/31/23	$1,787,808	$2,486,456	$1,826,285
8/31/23	$1,740,321	$2,446,868	$1,785,347
9/30/23	$1,669,024	$2,330,206	$1,716,756
10/31/23	$1,622,627	$2,281,210	$1,667,996
11/30/23	$1,752,798	$2,489,543	$1,801,927
12/31/23	$1,838,672	$2,602,645	$1,891,771
1/31/24	$1,834,746	$2,646,380	$1,894,316
2/29/24	$1,888,401	$2,787,685	$1,952,989
3/31/24	$1,938,993	$2,877,377	$2,005,717
4/30/24	$1,873,264	$2,759,852	$1,942,768
5/31/24	$1,946,880	$2,896,698	$2,013,829
6/30/24	$1,976,193	$3,000,638	$2,041,184
7/31/24	$2,021,227	$3,037,163	$2,089,187
8/31/24	$2,066,261	$3,110,834	$2,132,360
9/30/24	$2,112,830	$3,177,273	$2,173,744
10/31/24	$2,059,509	$3,148,460	$2,123,226
11/30/24	$2,123,494	$3,333,278	$2,189,485
12/31/24	$2,063,722	$3,253,818	$2,135,233
1/31/25	$2,116,743	$3,344,429	$2,190,034
2/28/25	$2,130,338	$3,300,790	$2,187,833
3/31/25	$2,073,615	$3,114,810	$2,128,317
4/30/25	$2,074,979	$3,093,688	$2,142,930
5/31/25	$2,156,778	$3,288,420	$2,232,722
6/30/25	$2,238,922	$3,455,644	$2,312,313
7/31/25	$2,253,958	$3,533,199	$2,332,662
8/31/25	$2,311,366	$3,604,823	$2,392,710
9/30/25	$2,381,563	$3,736,399	$2,455,460
10/31/25	$2,419,931	$3,823,882	$2,491,631
11/30/25	$2,429,523	$3,833,254	$2,503,729
12/31/25	$2,442,241	$3,835,601	$2,523,788
1/31/26	$2,502,296	$3,891,218	$2,592,446
2/28/26	$2,553,772	$3,861,645	$2,640,833
3/31/26	$2,416,981	$3,669,354	$2,486,322
4/30/26	$2,596,176	$4,054,367	$2,679,461
5/31/26	$2,686,491	$4,267,759	$2,777,827
6/30/26	$2,678,949	$4,227,117	$2,771,414

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	19.65%	8.28%	10.36%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2040 Index	19.85%	8.95%	10.73%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 632,973,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 122,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$632,973
# of Portfolio Holdings	23
Portfolio Turnover Rate	38%
Total Net Advisory Fees Paid During the Reporting Period	$122
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	73.0%
Short-Term Instruments	0.2%
Affiliated Investments	26.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	41.5%
Vanguard Developed Markets Index Fund 'Institutional'	18.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
PIMCO Total Return Fund	6.7%
PIMCO Income Fund	3.9%
Vanguard Small-Cap Index Fund 'Institutional'	3.8%
PIMCO Long-Term Real Return Fund	3.7%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO Real Return Fund	2.9%
PIMCO Long-Term U.S. Government Fund	2.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150075
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2045 Fund
Class Name	Class A
Trading Symbol	PVQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2045 Index
6/30/16	$9,450	$10,000	$10,000
7/31/16	$9,778	$10,369	$10,337
8/31/16	$9,788	$10,383	$10,367
9/30/16	$9,822	$10,385	$10,404
10/31/16	$9,649	$10,196	$10,203
11/30/16	$9,678	$10,573	$10,399
12/31/16	$9,848	$10,782	$10,606
1/31/17	$10,063	$10,987	$10,812
2/28/17	$10,326	$11,423	$11,072
3/31/17	$10,385	$11,436	$11,167
4/30/17	$10,502	$11,554	$11,307
5/31/17	$10,658	$11,716	$11,473
6/30/17	$10,727	$11,790	$11,552
7/31/17	$10,961	$12,032	$11,793
8/31/17	$11,010	$12,069	$11,797
9/30/17	$11,172	$12,318	$12,054
10/31/17	$11,358	$12,605	$12,272
11/30/17	$11,554	$12,992	$12,534
12/31/17	$11,713	$13,136	$12,681
1/31/18	$12,190	$13,888	$13,213
2/28/18	$11,713	$13,377	$12,722
3/31/18	$11,604	$13,037	$12,562
4/30/18	$11,634	$13,087	$12,649
5/31/18	$11,733	$13,402	$12,801
6/30/18	$11,693	$13,484	$12,771
7/31/18	$11,971	$13,986	$13,084
8/31/18	$12,071	$14,442	$13,256
9/30/18	$12,070	$14,524	$13,257
10/31/18	$11,302	$13,531	$12,345
11/30/18	$11,502	$13,807	$12,541
12/31/18	$10,788	$12,560	$11,699
1/31/19	$11,567	$13,567	$12,554
2/28/19	$11,809	$14,003	$12,875
3/31/19	$11,994	$14,275	$12,997
4/30/19	$12,322	$14,853	$13,385
5/31/19	$11,740	$13,909	$12,691
6/30/19	$12,381	$14,889	$13,428
7/31/19	$12,413	$15,103	$13,485
8/31/19	$12,242	$14,864	$13,233
9/30/19	$12,456	$15,142	$13,500
10/31/19	$12,724	$15,470	$13,800
11/30/19	$12,980	$16,031	$14,101
12/31/19	$13,362	$16,515	$14,510
1/31/20	$13,242	$16,509	$14,355
2/29/20	$12,413	$15,150	$13,317
3/31/20	$10,746	$13,279	$11,585
4/30/20	$11,759	$14,981	$12,733
5/31/20	$12,261	$15,694	$13,263
6/30/20	$12,583	$16,006	$13,589
7/31/20	$13,150	$16,909	$14,183
8/31/20	$13,761	$18,124	$14,872
9/30/20	$13,401	$17,436	$14,463
10/31/20	$13,172	$16,972	$14,229
11/30/20	$14,535	$18,830	$15,812
12/31/20	$15,144	$19,554	$16,492
1/31/21	$15,089	$19,356	$16,463
2/28/21	$15,419	$19,890	$16,906
3/31/21	$15,788	$20,761	$17,371
4/30/21	$16,422	$21,869	$18,040
5/31/21	$16,667	$22,022	$18,279
6/30/21	$16,866	$22,536	$18,414
7/31/21	$17,023	$23,071	$18,534
8/31/21	$17,359	$23,773	$18,938
9/30/21	$16,702	$22,667	$18,276
10/31/21	$17,443	$24,255	$19,068
11/30/21	$17,084	$24,087	$18,638
12/31/21	$17,737	$25,167	$19,380
1/31/22	$16,964	$23,864	$18,436
2/28/22	$16,548	$23,150	$18,121
3/31/22	$16,779	$24,009	$18,407
4/30/22	$15,566	$21,916	$17,105
5/31/22	$15,601	$21,956	$17,176
6/30/22	$14,389	$20,144	$15,808
7/31/22	$15,324	$22,001	$16,911
8/31/22	$14,700	$21,104	$16,298
9/30/22	$13,320	$19,160	$14,859
10/31/22	$14,025	$20,711	$15,757
11/30/22	$15,193	$21,869	$16,874
12/31/22	$14,611	$20,609	$16,311
1/31/23	$15,650	$21,904	$17,421
2/28/23	$15,154	$21,369	$16,992
3/31/23	$15,532	$22,154	$17,342
4/30/23	$15,733	$22,500	$17,565
5/31/23	$15,496	$22,598	$17,300
6/30/23	$16,254	$24,091	$18,186
7/31/23	$16,763	$24,865	$18,765
8/31/23	$16,290	$24,469	$18,313
9/30/23	$15,604	$23,302	$17,581
10/31/23	$15,165	$22,812	$17,057
11/30/23	$16,412	$24,895	$18,484
12/31/23	$17,229	$26,026	$19,432
1/31/24	$17,169	$26,464	$19,459
2/29/24	$17,747	$27,877	$20,131
3/31/24	$18,248	$28,774	$20,706
4/30/24	$17,608	$27,599	$20,036
5/31/24	$18,333	$28,967	$20,804
6/30/24	$18,606	$30,006	$21,085
7/31/24	$19,019	$30,372	$21,588
8/31/24	$19,456	$31,108	$22,047
9/30/24	$19,889	$31,773	$22,495
10/31/24	$19,376	$31,485	$21,950
11/30/24	$20,011	$33,333	$22,650
12/31/24	$19,446	$32,538	$22,070
1/31/25	$19,971	$33,444	$22,678
2/28/25	$20,046	$33,008	$22,624
3/31/25	$19,468	$31,148	$21,973
4/30/25	$19,505	$30,937	$22,148
5/31/25	$20,368	$32,884	$23,161
6/30/25	$21,184	$34,556	$24,030
7/31/25	$21,334	$35,332	$24,259
8/31/25	$21,909	$36,048	$24,922
9/30/25	$22,590	$37,364	$25,609
10/31/25	$22,966	$38,239	$26,004
11/30/25	$23,041	$38,333	$26,131
12/31/25	$23,188	$38,356	$26,368
1/31/26	$23,824	$38,912	$27,160
2/28/26	$24,304	$38,616	$27,695
3/31/26	$22,905	$36,694	$25,953
4/30/26	$24,762	$40,544	$28,141
5/31/26	$25,697	$42,678	$29,256
6/30/26	$25,601	$42,271	$29,177

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	20.85%	8.70%	10.48%
Class A (including sales charge)	14.18%	7.48%	9.86%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2045 Index	21.42%	9.64%	11.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 640,221,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 183,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$640,221
# of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$183
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	81.5%
Short-Term Instruments	0.2%
Affiliated Investments	18.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	45.5%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.7%
PIMCO Total Return Fund	4.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Real Return Fund	2.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Long-Term Real Return Fund	1.9%
PIMCO Long-Term U.S. Government Fund	1.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150071
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2045 Fund
Class Name	Institutional Class
Trading Symbol	PVQNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2045 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,035,751	$1,036,869	$1,033,662
8/31/16	$1,036,772	$1,038,324	$1,036,667
9/30/16	$1,041,299	$1,038,521	$1,040,367
10/31/16	$1,022,887	$1,019,577	$1,020,291
11/30/16	$1,026,979	$1,057,337	$1,039,911
12/31/16	$1,045,592	$1,078,236	$1,060,635
1/31/17	$1,068,390	$1,098,687	$1,081,238
2/28/17	$1,096,369	$1,142,311	$1,107,237
3/31/17	$1,103,623	$1,143,643	$1,116,687
4/30/17	$1,117,094	$1,155,389	$1,130,696
5/31/17	$1,133,675	$1,171,648	$1,147,286
6/30/17	$1,141,150	$1,178,961	$1,155,188
7/31/17	$1,167,085	$1,203,204	$1,179,294
8/31/17	$1,173,310	$1,206,887	$1,179,702
9/30/17	$1,190,672	$1,231,783	$1,205,433
10/31/17	$1,211,488	$1,260,527	$1,227,194
11/30/17	$1,233,345	$1,299,187	$1,253,424
12/31/17	$1,250,853	$1,313,632	$1,268,121
1/31/18	$1,301,649	$1,388,843	$1,321,259
2/28/18	$1,251,911	$1,337,654	$1,272,165
3/31/18	$1,240,270	$1,303,660	$1,256,231
4/30/18	$1,244,503	$1,308,662	$1,264,863
5/31/18	$1,254,027	$1,340,177	$1,280,138
6/30/18	$1,250,343	$1,348,426	$1,277,052
7/31/18	$1,281,098	$1,398,606	$1,308,400
8/31/18	$1,292,764	$1,444,180	$1,325,610
9/30/18	$1,292,779	$1,452,400	$1,325,727
10/31/18	$1,211,781	$1,353,128	$1,234,459
11/30/18	$1,233,096	$1,380,703	$1,254,125
12/31/18	$1,157,580	$1,256,038	$1,169,914
1/31/19	$1,242,034	$1,356,691	$1,255,426
2/28/19	$1,267,933	$1,400,252	$1,287,536
3/31/19	$1,287,945	$1,427,462	$1,299,722
4/30/19	$1,324,225	$1,485,259	$1,338,542
5/31/19	$1,261,868	$1,390,874	$1,269,099
6/30/19	$1,330,948	$1,488,897	$1,342,848
7/31/19	$1,335,510	$1,510,296	$1,348,518
8/31/19	$1,317,262	$1,486,372	$1,323,310
9/30/19	$1,341,338	$1,514,183	$1,349,968
10/31/19	$1,370,023	$1,546,980	$1,379,985
11/30/19	$1,398,709	$1,603,134	$1,410,061
12/31/19	$1,440,443	$1,651,519	$1,450,957
1/31/20	$1,428,732	$1,650,872	$1,435,536
2/29/20	$1,339,729	$1,514,974	$1,331,705
3/31/20	$1,160,153	$1,327,855	$1,158,527
4/30/20	$1,269,137	$1,498,077	$1,273,299
5/31/20	$1,324,215	$1,569,428	$1,326,260
6/30/20	$1,359,641	$1,600,639	$1,358,894
7/31/20	$1,421,870	$1,690,892	$1,418,270
8/31/20	$1,488,795	$1,812,434	$1,487,215
9/30/20	$1,450,049	$1,743,567	$1,446,346
10/31/20	$1,425,393	$1,697,199	$1,422,947
11/30/20	$1,574,507	$1,882,981	$1,581,190
12/31/20	$1,641,265	$1,955,379	$1,649,156
1/31/21	$1,635,323	$1,935,638	$1,646,277
2/28/21	$1,672,165	$1,989,013	$1,690,646
3/31/21	$1,712,535	$2,076,123	$1,737,125
4/30/21	$1,782,189	$2,186,923	$1,803,952
5/31/21	$1,809,811	$2,202,197	$1,827,937
6/30/21	$1,831,044	$2,253,607	$1,841,409
7/31/21	$1,850,433	$2,307,141	$1,853,408
8/31/21	$1,887,999	$2,377,291	$1,893,789
9/30/21	$1,815,987	$2,266,724	$1,827,593
10/31/21	$1,898,642	$2,425,535	$1,906,767
11/30/21	$1,859,746	$2,408,729	$1,863,831
12/31/21	$1,931,897	$2,516,678	$1,938,002
1/31/22	$1,848,065	$2,386,448	$1,843,646
2/28/22	$1,803,021	$2,314,994	$1,812,116
3/31/22	$1,829,297	$2,400,949	$1,840,678
4/30/22	$1,697,918	$2,191,581	$1,710,460
5/31/22	$1,702,923	$2,195,602	$1,717,550
6/30/22	$1,570,461	$2,014,369	$1,580,799
7/31/22	$1,673,154	$2,200,103	$1,691,121
8/31/22	$1,605,527	$2,110,378	$1,629,809
9/30/22	$1,454,397	$1,916,015	$1,485,851
10/31/22	$1,532,200	$2,071,139	$1,575,706
11/30/22	$1,661,451	$2,186,882	$1,687,406
12/31/22	$1,597,956	$2,060,886	$1,631,054
1/31/23	$1,712,187	$2,190,380	$1,742,051
2/28/23	$1,658,280	$2,136,937	$1,699,233
3/31/23	$1,700,869	$2,215,393	$1,734,240
4/30/23	$1,724,046	$2,249,972	$1,756,469
5/31/23	$1,698,294	$2,259,751	$1,729,955
6/30/23	$1,782,203	$2,409,065	$1,818,623
7/31/23	$1,837,575	$2,486,456	$1,876,478
8/31/23	$1,787,354	$2,446,868	$1,831,318
9/30/23	$1,712,802	$2,330,206	$1,758,113
10/31/23	$1,664,973	$2,281,210	$1,705,680
11/30/23	$1,801,997	$2,489,543	$1,848,394
12/31/23	$1,892,067	$2,602,645	$1,943,192
1/31/24	$1,886,822	$2,646,380	$1,945,932
2/29/24	$1,951,071	$2,787,685	$2,013,138
3/31/24	$2,007,545	$2,877,377	$2,070,582
4/30/24	$1,937,729	$2,759,852	$2,003,643
5/31/24	$2,018,083	$2,896,698	$2,080,442
6/30/24	$2,048,718	$3,000,638	$2,108,467
7/31/24	$2,095,130	$3,037,163	$2,158,772
8/31/24	$2,142,867	$3,110,834	$2,204,739
9/30/24	$2,191,991	$3,177,273	$2,249,501
10/31/24	$2,137,325	$3,148,460	$2,194,985
11/30/24	$2,207,991	$3,333,278	$2,264,988
12/31/24	$2,146,342	$3,253,818	$2,207,007
1/31/25	$2,205,127	$3,344,429	$2,267,770
2/28/25	$2,214,696	$3,300,790	$2,262,380
3/31/25	$2,150,803	$3,114,810	$2,197,322
4/30/25	$2,156,279	$3,093,688	$2,214,836
5/31/25	$2,252,114	$3,288,420	$2,316,144
6/30/25	$2,342,457	$3,455,644	$2,402,989
7/31/25	$2,360,286	$3,533,199	$2,425,858
8/31/25	$2,424,744	$3,604,823	$2,492,236
9/30/25	$2,501,471	$3,736,399	$2,560,902
10/31/25	$2,544,078	$3,823,882	$2,600,420
11/30/25	$2,553,699	$3,833,254	$2,613,051
12/31/25	$2,571,632	$3,835,601	$2,636,845
1/31/26	$2,641,482	$3,891,218	$2,715,965
2/28/26	$2,695,652	$3,861,645	$2,769,518
3/31/26	$2,543,051	$3,669,354	$2,595,252
4/30/26	$2,749,128	$4,054,367	$2,814,077
5/31/26	$2,853,598	$4,267,759	$2,925,553
6/30/26	$2,843,001	$4,227,117	$2,917,660

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	21.37%	9.20%	11.01%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2045 Index	21.42%	9.64%	11.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 640,221,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 183,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$640,221
# of Portfolio Holdings	22
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$183
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	81.5%
Short-Term Instruments	0.2%
Affiliated Investments	18.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	45.5%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.7%
PIMCO Total Return Fund	4.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Real Return Fund	2.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
PIMCO Income Fund	2.1%
PIMCO Long-Term Real Return Fund	1.9%
PIMCO Long-Term U.S. Government Fund	1.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150082
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2050 Fund
Class Name	Class A
Trading Symbol	PPQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2050 Index
6/30/16	$9,450	$10,000	$10,000
7/31/16	$9,788	$10,369	$10,351
8/31/16	$9,797	$10,383	$10,380
9/30/16	$9,839	$10,385	$10,417
10/31/16	$9,655	$10,196	$10,211
11/30/16	$9,694	$10,573	$10,426
12/31/16	$9,869	$10,782	$10,640
1/31/17	$10,084	$10,987	$10,856
2/28/17	$10,348	$11,423	$11,126
3/31/17	$10,406	$11,436	$11,227
4/30/17	$10,533	$11,554	$11,370
5/31/17	$10,680	$11,716	$11,542
6/30/17	$10,748	$11,790	$11,624
7/31/17	$10,993	$12,032	$11,870
8/31/17	$11,042	$12,069	$11,872
9/30/17	$11,212	$12,318	$12,139
10/31/17	$11,399	$12,605	$12,364
11/30/17	$11,604	$12,992	$12,637
12/31/17	$11,768	$13,136	$12,787
1/31/18	$12,255	$13,888	$13,338
2/28/18	$11,768	$13,377	$12,832
3/31/18	$11,648	$13,037	$12,667
4/30/18	$11,688	$13,087	$12,757
5/31/18	$11,778	$13,402	$12,918
6/30/18	$11,738	$13,484	$12,885
7/31/18	$12,036	$13,986	$13,208
8/31/18	$12,146	$14,442	$13,383
9/30/18	$12,134	$14,524	$13,384
10/31/18	$11,345	$13,531	$12,441
11/30/18	$11,545	$13,807	$12,644
12/31/18	$10,806	$12,560	$11,771
1/31/19	$11,619	$13,567	$12,649
2/28/19	$11,872	$14,003	$12,979
3/31/19	$12,053	$14,275	$13,100
4/30/19	$12,392	$14,853	$13,499
5/31/19	$11,777	$13,909	$12,778
6/30/19	$12,441	$14,889	$13,534
7/31/19	$12,473	$15,103	$13,591
8/31/19	$12,271	$14,864	$13,322
9/30/19	$12,499	$15,142	$13,598
10/31/19	$12,778	$15,470	$13,905
11/30/19	$13,046	$16,031	$14,216
12/31/19	$13,449	$16,515	$14,638
1/31/20	$13,296	$16,509	$14,472
2/29/20	$12,422	$15,150	$13,400
3/31/20	$10,707	$13,279	$11,629
4/30/20	$11,745	$14,981	$12,799
5/31/20	$12,259	$15,694	$13,342
6/30/20	$12,585	$16,006	$13,676
7/31/20	$13,165	$16,909	$14,277
8/31/20	$13,799	$18,124	$14,990
9/30/20	$13,427	$17,436	$14,569
10/31/20	$13,176	$16,972	$14,330
11/30/20	$14,575	$18,830	$15,963
12/31/20	$15,208	$19,554	$16,668
1/31/21	$15,153	$19,356	$16,642
2/28/21	$15,506	$19,890	$17,109
3/31/21	$15,915	$20,761	$17,596
4/30/21	$16,560	$21,869	$18,286
5/31/21	$16,828	$22,022	$18,535
6/30/21	$17,004	$22,536	$18,667
7/31/21	$17,173	$23,071	$18,785
8/31/21	$17,520	$23,773	$19,206
9/30/21	$16,840	$22,667	$18,518
10/31/21	$17,616	$24,255	$19,344
11/30/21	$17,234	$24,087	$18,893
12/31/21	$17,931	$25,167	$19,666
1/31/22	$17,131	$23,864	$18,693
2/28/22	$16,691	$23,150	$18,372
3/31/22	$16,957	$24,009	$18,680
4/30/22	$15,717	$21,916	$17,339
5/31/22	$15,752	$21,956	$17,410
6/30/22	$14,500	$20,144	$15,993
7/31/22	$15,473	$22,001	$17,128
8/31/22	$14,824	$21,104	$16,502
9/30/22	$13,411	$19,160	$15,021
10/31/22	$14,165	$20,711	$15,958
11/30/22	$15,371	$21,869	$17,108
12/31/22	$14,772	$20,609	$16,525
1/31/23	$15,838	$21,904	$17,669
2/28/23	$15,329	$21,369	$17,234
3/31/23	$15,715	$22,154	$17,584
4/30/23	$15,928	$22,500	$17,811
5/31/23	$15,691	$22,598	$17,536
6/30/23	$16,498	$24,091	$18,472
7/31/23	$17,020	$24,865	$19,085
8/31/23	$16,546	$24,469	$18,609
9/30/23	$15,855	$23,302	$17,852
10/31/23	$15,378	$22,812	$17,305
11/30/23	$16,676	$24,895	$18,783
12/31/23	$17,516	$26,026	$19,762
1/31/24	$17,468	$26,464	$19,788
2/29/24	$18,095	$27,877	$20,507
3/31/24	$18,624	$28,774	$21,109
4/30/24	$17,970	$27,599	$20,418
5/31/24	$18,745	$28,967	$21,218
6/30/24	$19,028	$30,006	$21,521
7/31/24	$19,442	$30,372	$22,040
8/31/24	$19,892	$31,108	$22,510
9/30/24	$20,340	$31,773	$22,973
10/31/24	$19,814	$31,485	$22,432
11/30/24	$20,499	$33,333	$23,202
12/31/24	$19,902	$32,538	$22,588
1/31/25	$20,455	$33,444	$23,219
2/28/25	$20,505	$33,008	$23,132
3/31/25	$19,874	$31,148	$22,417
4/30/25	$19,937	$30,937	$22,569
5/31/25	$20,893	$32,884	$23,640
6/30/25	$21,744	$34,556	$24,555
7/31/25	$21,907	$35,332	$24,810
8/31/25	$22,524	$36,048	$25,499
9/30/25	$23,243	$37,364	$26,222
10/31/25	$23,634	$38,239	$26,637
11/30/25	$23,722	$38,333	$26,767
12/31/25	$23,900	$38,356	$27,006
1/31/26	$24,602	$38,912	$27,828
2/28/26	$25,097	$38,616	$28,360
3/31/26	$23,592	$36,694	$26,546
4/30/26	$25,610	$40,544	$28,876
5/31/26	$26,626	$42,678	$30,061
6/30/26	$26,516	$42,271	$29,990

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	21.95%	9.29%	10.87%
Class A (including sales charge)	15.21%	8.07%	10.24%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2050 Index	22.13%	9.95%	11.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 590,560,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 170,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$590,560
# of Portfolio Holdings	21
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$170
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	87.1%
Short-Term Instruments	0.2%
Affiliated Investments	12.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	47.4%
Vanguard Developed Markets Index Fund 'Institutional'	24.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	10.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.4%
PIMCO Total Return Fund	2.9%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150078
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2050 Fund
Class Name	Institutional Class
Trading Symbol	PPQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2050 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,035,642	$1,036,869	$1,035,072
8/31/16	$1,037,678	$1,038,324	$1,038,012
9/30/16	$1,041,998	$1,038,521	$1,041,728
10/31/16	$1,023,646	$1,019,577	$1,021,058
11/30/16	$1,027,724	$1,057,337	$1,042,613
12/31/16	$1,046,786	$1,078,236	$1,064,017
1/31/17	$1,069,542	$1,098,687	$1,085,596
2/28/17	$1,098,505	$1,142,311	$1,112,587
3/31/17	$1,105,745	$1,143,643	$1,122,673
4/30/17	$1,119,192	$1,155,389	$1,137,038
5/31/17	$1,135,742	$1,171,648	$1,154,162
6/30/17	$1,144,044	$1,178,961	$1,162,390
7/31/17	$1,169,927	$1,203,204	$1,187,031
8/31/17	$1,176,139	$1,206,887	$1,187,247
9/30/17	$1,194,370	$1,231,783	$1,213,929
10/31/17	$1,214,103	$1,260,527	$1,236,407
11/30/17	$1,236,952	$1,299,187	$1,263,722
12/31/17	$1,254,848	$1,313,632	$1,278,709
1/31/18	$1,307,661	$1,388,843	$1,333,808
2/28/18	$1,255,904	$1,337,654	$1,283,173
3/31/18	$1,244,285	$1,303,660	$1,266,739
4/30/18	$1,248,510	$1,308,662	$1,275,733
5/31/18	$1,259,073	$1,340,177	$1,291,782
6/30/18	$1,254,947	$1,348,426	$1,288,548
7/31/18	$1,286,691	$1,398,606	$1,320,817
8/31/18	$1,299,388	$1,444,180	$1,338,304
9/30/18	$1,299,284	$1,452,400	$1,338,445
10/31/18	$1,214,225	$1,353,128	$1,244,098
11/30/18	$1,236,553	$1,380,703	$1,264,430
12/31/18	$1,157,482	$1,256,038	$1,177,146
1/31/19	$1,245,221	$1,356,691	$1,264,895
2/28/19	$1,273,343	$1,400,252	$1,297,902
3/31/19	$1,292,811	$1,427,462	$1,309,972
4/30/19	$1,330,169	$1,485,259	$1,349,939
5/31/19	$1,264,510	$1,390,874	$1,277,766
6/30/19	$1,337,015	$1,488,897	$1,353,435
7/31/19	$1,340,432	$1,510,296	$1,359,143
8/31/19	$1,319,932	$1,486,372	$1,332,225
9/30/19	$1,344,308	$1,514,183	$1,359,769
10/31/19	$1,375,251	$1,546,980	$1,390,524
11/30/19	$1,403,902	$1,603,134	$1,421,561
12/31/19	$1,447,906	$1,651,519	$1,463,802
1/31/20	$1,432,702	$1,650,872	$1,447,190
2/29/20	$1,339,138	$1,514,974	$1,339,991
3/31/20	$1,155,044	$1,327,855	$1,162,864
4/30/20	$1,267,388	$1,498,077	$1,279,930
5/31/20	$1,322,391	$1,569,428	$1,334,240
6/30/20	$1,359,164	$1,600,639	$1,367,607
7/31/20	$1,421,318	$1,690,892	$1,427,738
8/31/20	$1,491,680	$1,812,434	$1,499,015
9/30/20	$1,451,808	$1,743,567	$1,456,916
10/31/20	$1,424,836	$1,697,199	$1,432,991
11/30/20	$1,577,287	$1,882,981	$1,596,275
12/31/20	$1,646,563	$1,955,379	$1,666,771
1/31/21	$1,640,636	$1,935,638	$1,664,215
2/28/21	$1,679,755	$1,989,013	$1,710,857
3/31/21	$1,725,449	$2,076,123	$1,759,629
4/30/21	$1,796,096	$2,186,923	$1,828,564
5/31/21	$1,824,833	$2,202,197	$1,853,482
6/30/21	$1,846,007	$2,253,607	$1,866,686
7/31/21	$1,864,129	$2,307,141	$1,878,542
8/31/21	$1,903,997	$2,377,291	$1,920,641
9/30/21	$1,829,788	$2,266,724	$1,851,849
10/31/21	$1,915,825	$2,425,535	$1,934,414
11/30/21	$1,874,624	$2,408,729	$1,889,333
12/31/21	$1,951,161	$2,516,678	$1,966,644
1/31/22	$1,863,609	$2,386,448	$1,869,314
2/28/22	$1,817,332	$2,314,994	$1,837,154
3/31/22	$1,847,350	$2,400,949	$1,868,035
4/30/22	$1,712,269	$2,191,581	$1,733,859
5/31/22	$1,717,272	$2,195,602	$1,740,959
6/30/22	$1,582,192	$2,014,369	$1,599,257
7/31/22	$1,687,254	$2,200,103	$1,712,774
8/31/22	$1,618,463	$2,110,378	$1,650,159
9/30/22	$1,464,478	$1,916,015	$1,502,138
10/31/22	$1,547,160	$2,071,139	$1,595,778
11/30/22	$1,679,952	$2,186,882	$1,710,786
12/31/22	$1,613,730	$2,060,886	$1,652,501
1/31/23	$1,731,558	$2,190,380	$1,766,941
2/28/23	$1,676,486	$2,136,937	$1,723,352
3/31/23	$1,719,732	$2,215,393	$1,758,352
4/30/23	$1,744,134	$2,249,972	$1,781,070
5/31/23	$1,717,163	$2,259,751	$1,753,595
6/30/23	$1,807,303	$2,409,065	$1,847,234
7/31/23	$1,866,391	$2,486,456	$1,908,501
8/31/23	$1,813,726	$2,446,868	$1,860,865
9/30/23	$1,737,689	$2,330,206	$1,785,187
10/31/23	$1,687,415	$2,281,210	$1,730,523
11/30/23	$1,830,503	$2,489,543	$1,878,259
12/31/23	$1,922,447	$2,602,645	$1,976,158
1/31/24	$1,918,523	$2,646,380	$1,978,784
2/29/24	$1,989,144	$2,787,685	$2,050,700
3/31/24	$2,048,079	$2,877,377	$2,110,902
4/30/24	$1,975,871	$2,759,852	$2,041,826
5/31/24	$2,061,208	$2,896,698	$2,121,835
6/30/24	$2,092,800	$3,000,638	$2,152,078
7/31/24	$2,140,363	$3,037,163	$2,203,974
8/31/24	$2,190,569	$3,110,834	$2,251,042
9/30/24	$2,241,144	$3,177,273	$2,297,258
10/31/24	$2,183,986	$3,148,460	$2,243,233
11/30/24	$2,259,754	$3,333,278	$2,320,189
12/31/24	$2,194,964	$3,253,818	$2,258,780
1/31/25	$2,257,873	$3,344,429	$2,321,893
2/28/25	$2,263,343	$3,300,790	$2,313,232
3/31/25	$2,194,069	$3,114,810	$2,241,742
4/30/25	$2,202,287	$3,093,688	$2,256,864
5/31/25	$2,307,745	$3,288,420	$2,363,992
6/30/25	$2,404,263	$3,455,644	$2,455,501
7/31/25	$2,422,093	$3,533,199	$2,480,988
8/31/25	$2,490,669	$3,604,823	$2,549,922
9/30/25	$2,571,248	$3,736,399	$2,622,193
10/31/25	$2,615,224	$3,823,882	$2,663,724
11/30/25	$2,627,593	$3,833,254	$2,676,716
12/31/25	$2,647,419	$3,835,601	$2,700,640
1/31/26	$2,726,956	$3,891,218	$2,782,850
2/28/26	$2,782,347	$3,861,645	$2,836,024
3/31/26	$2,617,965	$3,669,354	$2,654,637
4/30/26	$2,843,013	$4,054,367	$2,887,635
5/31/26	$2,955,537	$4,267,759	$3,006,123
6/30/26	$2,943,613	$4,227,117	$2,999,023

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	22.43%	9.78%	11.40%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2050 Index	22.13%	9.95%	11.61%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 590,560,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 170,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$590,560
# of Portfolio Holdings	21
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$170
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	87.1%
Short-Term Instruments	0.2%
Affiliated Investments	12.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	47.4%
Vanguard Developed Markets Index Fund 'Institutional'	24.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	10.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.4%
PIMCO Total Return Fund	2.9%
PIMCO Real Return Fund	1.5%
PIMCO Income Fund	1.2%
PIMCO Emerging Markets Local Currency and Bond Fund	1.1%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150089
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2055 Fund
Class Name	Class A
Trading Symbol	PRQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2055 Index
6/30/16	$9,450	$10,000	$10,000
7/31/16	$9,778	$10,369	$10,359
8/31/16	$9,788	$10,383	$10,390
9/30/16	$9,826	$10,385	$10,428
10/31/16	$9,643	$10,196	$10,219
11/30/16	$9,681	$10,573	$10,448
12/31/16	$9,857	$10,782	$10,667
1/31/17	$10,072	$10,987	$10,889
2/28/17	$10,346	$11,423	$11,165
3/31/17	$10,395	$11,436	$11,269
4/30/17	$10,522	$11,554	$11,415
5/31/17	$10,668	$11,716	$11,589
6/30/17	$10,737	$11,790	$11,672
7/31/17	$10,972	$12,032	$11,922
8/31/17	$11,021	$12,069	$11,924
9/30/17	$11,196	$12,318	$12,195
10/31/17	$11,372	$12,605	$12,424
11/30/17	$11,578	$12,992	$12,699
12/31/17	$11,738	$13,136	$12,851
1/31/18	$12,219	$13,888	$13,413
2/28/18	$11,738	$13,377	$12,903
3/31/18	$11,628	$13,037	$12,734
4/30/18	$11,658	$13,087	$12,826
5/31/18	$11,748	$13,402	$12,985
6/30/18	$11,708	$13,484	$12,951
7/31/18	$11,999	$13,986	$13,277
8/31/18	$12,099	$14,442	$13,452
9/30/18	$12,097	$14,524	$13,454
10/31/18	$11,314	$13,531	$12,502
11/30/18	$11,514	$13,807	$12,706
12/31/18	$10,777	$12,560	$11,826
1/31/19	$11,575	$13,567	$12,710
2/28/19	$11,827	$14,003	$13,043
3/31/19	$12,008	$14,275	$13,163
4/30/19	$12,356	$14,853	$13,566
5/31/19	$11,734	$13,909	$12,837
6/30/19	$12,394	$14,889	$13,603
7/31/19	$12,426	$15,103	$13,659
8/31/19	$12,225	$14,864	$13,384
9/30/19	$12,460	$15,142	$13,665
10/31/19	$12,725	$15,470	$13,979
11/30/19	$13,001	$16,031	$14,292
12/31/19	$13,400	$16,515	$14,722
1/31/20	$13,249	$16,509	$14,550
2/29/20	$12,371	$15,150	$13,456
3/31/20	$10,649	$13,279	$11,654
4/30/20	$11,667	$14,981	$12,837
5/31/20	$12,166	$15,694	$13,383
6/30/20	$12,500	$16,006	$13,723
7/31/20	$13,075	$16,909	$14,333
8/31/20	$13,714	$18,124	$15,061
9/30/20	$13,335	$17,436	$14,632
10/31/20	$13,075	$16,972	$14,387
11/30/20	$14,484	$18,830	$16,045
12/31/20	$15,118	$19,554	$16,762
1/31/21	$15,053	$19,356	$16,736
2/28/21	$15,412	$19,890	$17,213
3/31/21	$15,834	$20,761	$17,712
4/30/21	$16,494	$21,869	$18,415
5/31/21	$16,758	$22,022	$18,669
6/30/21	$16,933	$22,536	$18,802
7/31/21	$17,088	$23,071	$18,920
8/31/21	$17,444	$23,773	$19,346
9/30/21	$16,767	$22,667	$18,650
10/31/21	$17,547	$24,255	$19,485
11/30/21	$17,146	$24,087	$19,028
12/31/21	$17,854	$25,167	$19,810
1/31/22	$17,043	$23,864	$18,828
2/28/22	$16,609	$23,150	$18,503
3/31/22	$16,895	$24,009	$18,817
4/30/22	$15,649	$21,916	$17,463
5/31/22	$15,695	$21,956	$17,535
6/30/22	$14,439	$20,144	$16,095
7/31/22	$15,410	$22,001	$17,243
8/31/22	$14,770	$21,104	$16,614
9/30/22	$13,367	$19,160	$15,118
10/31/22	$14,122	$20,711	$16,072
11/30/22	$15,334	$21,869	$17,237
12/31/22	$14,725	$20,609	$16,647
1/31/23	$15,797	$21,904	$17,805
2/28/23	$15,296	$21,369	$17,368
3/31/23	$15,687	$22,154	$17,716
4/30/23	$15,897	$22,500	$17,945
5/31/23	$15,652	$22,598	$17,666
6/30/23	$16,481	$24,091	$18,612
7/31/23	$17,029	$24,865	$19,230
8/31/23	$16,539	$24,469	$18,750
9/30/23	$15,852	$23,302	$17,986
10/31/23	$15,384	$22,812	$17,435
11/30/23	$16,684	$24,895	$18,926
12/31/23	$17,521	$26,026	$19,912
1/31/24	$17,473	$26,464	$19,940
2/29/24	$18,139	$27,877	$20,667
3/31/24	$18,680	$28,774	$21,275
4/30/24	$18,024	$27,599	$20,578
5/31/24	$18,799	$28,967	$21,385
6/30/24	$19,090	$30,006	$21,689
7/31/24	$19,508	$30,372	$22,215
8/31/24	$19,963	$31,108	$22,697
9/30/24	$20,415	$31,773	$23,169
10/31/24	$19,898	$31,485	$22,612
11/30/24	$20,607	$33,333	$23,390
12/31/24	$20,000	$32,538	$22,764
1/31/25	$20,567	$33,444	$23,417
2/28/25	$20,591	$33,008	$23,323
3/31/25	$19,936	$31,148	$22,591
4/30/25	$19,997	$30,937	$22,757
5/31/25	$20,996	$32,884	$23,868
6/30/25	$21,885	$34,556	$24,807
7/31/25	$22,058	$35,332	$25,069
8/31/25	$22,687	$36,048	$25,777
9/30/25	$23,423	$37,364	$26,521
10/31/25	$23,818	$38,239	$26,949
11/30/25	$23,904	$38,333	$27,078
12/31/25	$24,090	$38,356	$27,331
1/31/26	$24,826	$38,912	$28,187
2/28/26	$25,322	$38,616	$28,734
3/31/26	$23,798	$36,694	$26,852
4/30/26	$25,898	$40,544	$29,266
5/31/26	$26,942	$42,678	$30,497
6/30/26	$26,833	$42,271	$30,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	22.61%	9.64%	11.00%
Class A (including sales charge)	15.88%	8.41%	10.37%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2055 Index	22.61%	10.10%	11.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 490,201,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 144,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$490,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	90.5%
Short-Term Instruments	0.1%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	48.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.1%
PIMCO Total Return Fund	2.0%
PIMCO Real Return Fund	1.2%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.6%
PIMCO Long-Term Real Return Fund	0.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150085
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2055 Fund
Class Name	Institutional Class
Trading Symbol	PRQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2055 Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,035,714	$1,036,869	$1,035,870
8/31/16	$1,037,755	$1,038,324	$1,039,010
9/30/16	$1,041,989	$1,038,521	$1,042,840
10/31/16	$1,023,601	$1,019,577	$1,021,897
11/30/16	$1,027,687	$1,057,337	$1,044,792
12/31/16	$1,046,852	$1,078,236	$1,066,671
1/31/17	$1,069,632	$1,098,687	$1,088,870
2/28/17	$1,098,625	$1,142,311	$1,116,497
3/31/17	$1,105,874	$1,143,643	$1,126,936
4/30/17	$1,119,335	$1,155,389	$1,141,483
5/31/17	$1,135,902	$1,171,648	$1,158,934
6/30/17	$1,143,450	$1,178,961	$1,167,201
7/31/17	$1,169,391	$1,203,204	$1,192,199
8/31/17	$1,175,616	$1,206,887	$1,192,384
9/30/17	$1,193,253	$1,231,783	$1,219,524
10/31/17	$1,214,078	$1,260,527	$1,242,366
11/30/17	$1,235,944	$1,299,187	$1,269,854
12/31/17	$1,252,525	$1,313,632	$1,285,077
1/31/18	$1,305,778	$1,388,843	$1,341,282
2/28/18	$1,254,655	$1,337,654	$1,290,263
3/31/18	$1,242,939	$1,303,660	$1,273,430
4/30/18	$1,246,134	$1,308,662	$1,282,577
5/31/18	$1,256,785	$1,340,177	$1,298,479
6/30/18	$1,252,760	$1,348,426	$1,295,141
7/31/18	$1,284,772	$1,398,606	$1,327,700
8/31/18	$1,296,510	$1,444,180	$1,345,242
9/30/18	$1,296,324	$1,452,400	$1,345,359
10/31/18	$1,212,828	$1,353,128	$1,250,154
11/30/18	$1,235,308	$1,380,703	$1,270,625
12/31/18	$1,156,319	$1,256,038	$1,182,603
1/31/19	$1,242,679	$1,356,691	$1,271,014
2/28/19	$1,270,717	$1,400,252	$1,304,284
3/31/19	$1,290,163	$1,427,462	$1,316,305
4/30/19	$1,328,441	$1,485,259	$1,356,601
5/31/19	$1,260,893	$1,390,874	$1,283,693
6/30/19	$1,333,022	$1,488,897	$1,360,253
7/31/19	$1,337,544	$1,510,296	$1,365,917
8/31/19	$1,316,062	$1,486,372	$1,338,436
9/30/19	$1,341,171	$1,514,183	$1,366,531
10/31/19	$1,371,859	$1,546,980	$1,397,894
11/30/19	$1,401,410	$1,603,134	$1,429,237
12/31/19	$1,445,037	$1,651,519	$1,472,172
1/31/20	$1,428,774	$1,650,872	$1,455,037
2/29/20	$1,334,684	$1,514,974	$1,345,647
3/31/20	$1,149,119	$1,327,855	$1,165,372
4/30/20	$1,260,774	$1,498,077	$1,283,687
5/31/20	$1,314,276	$1,569,428	$1,338,350
6/30/20	$1,350,809	$1,600,639	$1,372,294
7/31/20	$1,413,746	$1,690,892	$1,433,341
8/31/20	$1,483,676	$1,812,434	$1,506,050
9/30/20	$1,442,884	$1,743,567	$1,463,180
10/31/20	$1,416,077	$1,697,199	$1,438,683
11/30/20	$1,568,757	$1,882,981	$1,604,495
12/31/20	$1,637,249	$1,955,379	$1,676,162
1/31/21	$1,632,548	$1,935,638	$1,673,621
2/28/21	$1,672,509	$1,989,013	$1,721,312
3/31/21	$1,718,502	$2,076,123	$1,771,218
4/30/21	$1,789,661	$2,186,923	$1,841,518
5/31/21	$1,819,311	$2,202,197	$1,866,927
6/30/21	$1,839,121	$2,253,607	$1,880,217
7/31/21	$1,857,116	$2,307,141	$1,892,010
8/31/21	$1,896,706	$2,377,291	$1,934,555
9/30/21	$1,823,928	$2,266,724	$1,865,038
10/31/21	$1,909,350	$2,425,535	$1,948,497
11/30/21	$1,867,241	$2,408,729	$1,902,760
12/31/21	$1,943,963	$2,516,678	$1,981,008
1/31/22	$1,857,455	$2,386,448	$1,882,758
2/28/22	$1,810,493	$2,314,994	$1,850,313
3/31/22	$1,841,389	$2,400,949	$1,881,716
4/30/22	$1,706,683	$2,191,581	$1,746,330
5/31/22	$1,711,627	$2,195,602	$1,753,497
6/30/22	$1,575,685	$2,014,369	$1,609,512
7/31/22	$1,681,967	$2,200,103	$1,724,309
8/31/22	$1,612,760	$2,110,378	$1,661,437
9/30/22	$1,459,601	$1,916,015	$1,511,784
10/31/22	$1,543,785	$2,071,139	$1,607,166
11/30/22	$1,676,250	$2,186,882	$1,723,658
12/31/22	$1,611,229	$2,060,886	$1,664,695
1/31/23	$1,728,754	$2,190,380	$1,780,536
2/28/23	$1,674,415	$2,136,937	$1,736,754
3/31/23	$1,718,306	$2,215,393	$1,771,609
4/30/23	$1,742,365	$2,249,972	$1,794,543
5/31/23	$1,715,774	$2,259,751	$1,766,593
6/30/23	$1,807,075	$2,409,065	$1,861,193
7/31/23	$1,867,859	$2,486,456	$1,923,022
8/31/23	$1,814,673	$2,446,868	$1,875,006
9/30/23	$1,738,979	$2,330,206	$1,798,583
10/31/23	$1,689,403	$2,281,210	$1,743,464
11/30/23	$1,833,046	$2,489,543	$1,892,597
12/31/23	$1,926,173	$2,602,645	$1,991,236
1/31/24	$1,921,009	$2,646,380	$1,993,973
2/29/24	$1,994,596	$2,787,685	$2,066,683
3/31/24	$2,055,018	$2,877,377	$2,127,469
4/30/24	$1,983,754	$2,759,852	$2,057,756
5/31/24	$2,069,271	$2,896,698	$2,138,545
6/30/24	$2,101,718	$3,000,638	$2,168,905
7/31/24	$2,148,596	$3,037,163	$2,221,549
8/31/24	$2,199,381	$3,110,834	$2,269,696
9/30/24	$2,250,474	$3,177,273	$2,316,865
10/31/24	$2,195,489	$3,148,460	$2,261,161
11/30/24	$2,272,730	$3,333,278	$2,339,017
12/31/24	$2,207,945	$3,253,818	$2,276,406
1/31/25	$2,272,450	$3,344,429	$2,341,688
2/28/25	$2,275,138	$3,300,790	$2,332,307
3/31/25	$2,203,021	$3,114,810	$2,259,141
4/30/25	$2,211,095	$3,093,688	$2,275,689
5/31/25	$2,322,794	$3,288,420	$2,386,773
6/30/25	$2,421,024	$3,455,644	$2,480,657
7/31/25	$2,441,233	$3,533,199	$2,506,914
8/31/25	$2,511,290	$3,604,823	$2,577,669
9/30/25	$2,593,877	$3,736,399	$2,652,072
10/31/25	$2,638,413	$3,823,882	$2,694,876
11/30/25	$2,650,560	$3,833,254	$2,707,842
12/31/25	$2,671,347	$3,835,601	$2,733,121
1/31/26	$2,753,392	$3,891,218	$2,818,665
2/28/26	$2,810,407	$3,861,645	$2,873,392
3/31/26	$2,641,413	$3,669,354	$2,685,234
4/30/26	$2,874,438	$4,054,367	$2,926,622
5/31/26	$2,991,648	$4,267,759	$3,049,693
6/30/26	$2,981,245	$4,227,117	$3,041,615

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	23.14%	10.14%	11.54%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date 2055 Index	22.61%	10.10%	11.77%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 490,201,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 144,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$490,201
# of Portfolio Holdings	20
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	90.5%
Short-Term Instruments	0.1%
Affiliated Investments	9.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	48.7%
Vanguard Developed Markets Index Fund 'Institutional'	25.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.1%
PIMCO Total Return Fund	2.0%
PIMCO Real Return Fund	1.2%
PIMCO Income Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.6%
PIMCO Long-Term Real Return Fund	0.5%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000215697
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2060 Fund
Class Name	Class A
Trading Symbol	PRBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$9,452	$10,000	$10,000
1/31/20	$9,348	$9,996	$9,884
2/29/20	$8,724	$9,173	$9,137
3/31/20	$7,495	$8,040	$7,914
4/30/20	$8,223	$9,071	$8,725
5/31/20	$8,573	$9,503	$9,101
6/30/20	$8,809	$9,692	$9,333
7/31/20	$9,216	$10,238	$9,747
8/31/20	$9,669	$10,974	$10,240
9/30/20	$9,409	$10,557	$9,950
10/31/20	$9,230	$10,277	$9,784
11/30/20	$10,232	$11,402	$10,911
12/31/20	$10,675	$11,840	$11,399
1/31/21	$10,627	$11,720	$11,382
2/28/21	$10,884	$12,044	$11,703
3/31/21	$11,173	$12,571	$12,038
4/30/21	$11,632	$13,242	$12,513
5/31/21	$11,823	$13,334	$12,688
6/30/21	$11,954	$13,646	$12,776
7/31/21	$12,069	$13,970	$12,853
8/31/21	$12,319	$14,395	$13,143
9/30/21	$11,834	$13,725	$12,670
10/31/21	$12,393	$14,687	$13,236
11/30/21	$12,104	$14,585	$12,922
12/31/21	$12,609	$15,239	$13,456
1/31/22	$12,033	$14,450	$12,786
2/28/22	$11,740	$14,017	$12,567
3/31/22	$11,960	$14,538	$12,780
4/30/22	$11,080	$13,270	$11,860
5/31/22	$11,133	$13,294	$11,908
6/30/22	$10,243	$12,197	$10,929
7/31/22	$10,923	$13,322	$11,709
8/31/22	$10,473	$12,778	$11,281
9/30/22	$9,483	$11,602	$10,263
10/31/22	$10,017	$12,541	$10,912
11/30/22	$10,866	$13,242	$11,704
12/31/22	$10,437	$12,479	$11,302
1/31/23	$11,190	$13,263	$12,088
2/28/23	$10,840	$12,939	$11,791
3/31/23	$11,111	$13,414	$12,032
4/30/23	$11,260	$13,624	$12,190
5/31/23	$11,101	$13,683	$12,002
6/30/23	$11,685	$14,587	$12,649
7/31/23	$12,079	$15,056	$13,071
8/31/23	$11,739	$14,816	$12,742
9/30/23	$11,250	$14,109	$12,222
10/31/23	$10,920	$13,813	$11,844
11/30/23	$11,846	$15,074	$12,858
12/31/23	$12,456	$15,759	$13,533
1/31/24	$12,424	$16,024	$13,548
2/29/24	$12,908	$16,880	$14,044
3/31/24	$13,300	$17,423	$14,460
4/30/24	$12,836	$16,711	$13,985
5/31/24	$13,387	$17,540	$14,534
6/30/24	$13,595	$18,169	$14,741
7/31/24	$13,899	$18,390	$15,104
8/31/24	$14,224	$18,836	$15,429
9/30/24	$14,538	$19,238	$15,755
10/31/24	$14,190	$19,064	$15,378
11/30/24	$14,691	$20,183	$15,920
12/31/24	$14,266	$19,702	$15,487
1/31/25	$14,677	$20,251	$15,932
2/28/25	$14,688	$19,986	$15,857
3/31/25	$14,200	$18,860	$15,350
4/30/25	$14,244	$18,732	$15,453
5/31/25	$14,978	$19,911	$16,216
6/30/25	$15,596	$20,924	$16,858
7/31/25	$15,729	$21,394	$17,041
8/31/25	$16,174	$21,827	$17,520
9/30/25	$16,696	$22,624	$18,029
10/31/25	$16,985	$23,154	$18,321
11/30/25	$17,052	$23,210	$18,407
12/31/25	$17,181	$23,225	$18,575
1/31/26	$17,706	$23,561	$19,152
2/28/26	$18,049	$23,382	$19,513
3/31/26	$16,964	$22,218	$18,242
4/30/26	$18,475	$24,549	$19,888
5/31/26	$19,219	$25,841	$20,725
6/30/26	$19,152	$25,595	$20,666

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Class A (excluding sales charge)	22.80%	9.89%	11.48%
Class A (including sales charge)	16.02%	8.66%	10.52%
S&P 500 Index	22.32%	13.41%	15.56%
S&P Target Date 2060 Index	22.59%	10.10%	11.82%

Performance Inception Date	Dec. 31, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 236,136,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 67,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$236,136
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	91.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	49.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.4%
PIMCO Total Return Fund	1.4%
PIMCO Real Return Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.5%
PIMCO Long-Term Real Return Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000215695
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2060 Fund
Class Name	Institutional Class
Trading Symbol	PRBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$1,000,000	$1,000,000	$1,000,000
1/31/20	$989,000	$999,608	$988,414
2/29/20	$924,000	$917,321	$913,747
3/31/20	$794,000	$804,020	$791,444
4/30/20	$871,000	$907,090	$872,480
5/31/20	$909,000	$950,293	$910,056
6/30/20	$935,000	$969,192	$933,318
7/31/20	$978,000	$1,023,840	$974,688
8/31/20	$1,026,000	$1,097,434	$1,024,037
9/30/20	$999,240	$1,055,735	$995,048
10/31/20	$980,217	$1,027,659	$978,365
11/30/20	$1,087,350	$1,140,151	$1,091,113
12/31/20	$1,134,171	$1,183,988	$1,139,901
1/31/21	$1,130,135	$1,172,035	$1,138,169
2/28/21	$1,157,380	$1,204,353	$1,170,323
3/31/21	$1,189,119	$1,257,099	$1,203,826
4/30/21	$1,238,835	$1,324,188	$1,251,256
5/31/21	$1,260,142	$1,333,437	$1,268,763
6/30/21	$1,273,249	$1,364,566	$1,277,551
7/31/21	$1,286,523	$1,396,981	$1,285,307
8/31/21	$1,313,070	$1,439,457	$1,314,268
9/30/21	$1,262,576	$1,372,508	$1,266,997
10/31/21	$1,323,040	$1,468,669	$1,323,645
11/30/21	$1,293,321	$1,458,492	$1,292,205
12/31/21	$1,346,436	$1,523,856	$1,345,618
1/31/22	$1,286,298	$1,445,001	$1,278,597
2/28/22	$1,255,115	$1,401,736	$1,256,748
3/31/22	$1,278,502	$1,453,782	$1,278,029
4/30/22	$1,186,067	$1,327,009	$1,185,953
5/31/22	$1,191,635	$1,329,444	$1,190,842
6/30/22	$1,095,859	$1,219,707	$1,092,935
7/31/22	$1,170,475	$1,332,169	$1,170,939
8/31/22	$1,122,587	$1,277,841	$1,128,100
9/30/22	$1,015,860	$1,160,153	$1,026,343
10/31/22	$1,073,846	$1,254,081	$1,091,162
11/30/22	$1,165,284	$1,324,164	$1,170,371
12/31/22	$1,119,976	$1,247,873	$1,130,226
1/31/23	$1,201,429	$1,326,282	$1,208,826
2/28/23	$1,164,096	$1,293,922	$1,179,062
3/31/23	$1,193,993	$1,341,427	$1,203,203
4/30/23	$1,211,001	$1,362,365	$1,218,986
5/31/23	$1,192,859	$1,368,286	$1,200,232
6/30/23	$1,256,830	$1,458,696	$1,264,850
7/31/23	$1,299,935	$1,505,557	$1,307,149
8/31/23	$1,262,502	$1,481,586	$1,274,206
9/30/23	$1,211,340	$1,410,947	$1,222,226
10/31/23	$1,176,080	$1,381,280	$1,184,423
11/30/23	$1,277,309	$1,507,426	$1,285,847
12/31/23	$1,343,071	$1,575,909	$1,353,284
1/31/24	$1,339,621	$1,602,391	$1,354,801
2/29/24	$1,392,516	$1,687,952	$1,404,391
3/31/24	$1,434,719	$1,742,261	$1,445,970
4/30/24	$1,385,007	$1,671,099	$1,398,470
5/31/24	$1,446,280	$1,753,960	$1,453,373
6/30/24	$1,469,015	$1,816,895	$1,474,134
7/31/24	$1,501,531	$1,839,012	$1,510,449
8/31/24	$1,537,531	$1,883,620	$1,542,901
9/30/24	$1,572,481	$1,923,849	$1,575,476
10/31/24	$1,535,152	$1,906,402	$1,537,824
11/30/24	$1,591,146	$2,018,310	$1,592,034
12/31/24	$1,545,332	$1,970,197	$1,548,683
1/31/25	$1,590,608	$2,025,062	$1,593,204
2/28/25	$1,590,608	$1,998,639	$1,585,698
3/31/25	$1,539,682	$1,886,027	$1,534,971
4/30/25	$1,545,649	$1,873,238	$1,545,331
5/31/25	$1,624,424	$1,991,148	$1,621,625
6/30/25	$1,692,511	$2,092,403	$1,685,800
7/31/25	$1,706,855	$2,139,363	$1,704,138
8/31/25	$1,755,861	$2,182,731	$1,751,983
9/30/25	$1,813,514	$2,262,401	$1,802,932
10/31/25	$1,845,834	$2,315,372	$1,832,086
11/30/25	$1,853,016	$2,321,047	$1,840,680
12/31/25	$1,869,099	$2,322,468	$1,857,474
1/31/26	$1,926,893	$2,356,144	$1,915,229
2/28/26	$1,965,013	$2,338,238	$1,951,323
3/31/26	$1,846,316	$2,221,805	$1,824,206
4/30/26	$2,011,695	$2,454,931	$1,988,767
5/31/26	$2,094,384	$2,584,141	$2,072,464
6/30/26	$2,086,702	$2,559,532	$2,066,578

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Institutional Class	23.29%	10.38%	11.98%
S&P 500 Index	22.32%	13.41%	15.56%
S&P Target Date 2060 Index	22.59%	10.10%	11.82%

Performance Inception Date	Dec. 31, 2019
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 236,136,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 67,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$236,136
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$67
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	91.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	49.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Institutional'	5.4%
PIMCO Total Return Fund	1.4%
PIMCO Real Return Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.5%
PIMCO Long-Term Real Return Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000238901
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2065 Fund
Class Name	Class A
Trading Symbol	PBLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$9,452	$10,000	$10,000
12/31/22	$9,452	$10,000	$10,000
1/31/23	$10,142	$10,628	$10,694
2/28/23	$9,811	$10,369	$10,429
3/31/23	$10,056	$10,750	$10,641
4/30/23	$10,198	$10,917	$10,777
5/31/23	$10,046	$10,965	$10,613
6/30/23	$10,585	$11,689	$11,192
7/31/23	$10,935	$12,065	$11,570
8/31/23	$10,623	$11,873	$11,280
9/30/23	$10,176	$11,307	$10,816
10/31/23	$9,873	$11,069	$10,484
11/30/23	$10,716	$12,080	$11,387
12/31/23	$11,255	$12,629	$11,984
1/31/24	$11,226	$12,841	$12,003
2/29/24	$11,676	$13,527	$12,453
3/31/24	$12,021	$13,962	$12,823
4/30/24	$11,590	$13,392	$12,399
5/31/24	$12,098	$14,056	$12,893
6/30/24	$12,289	$14,560	$13,088
7/31/24	$12,558	$14,737	$13,402
8/31/24	$12,847	$15,095	$13,695
9/30/24	$13,136	$15,417	$13,984
10/31/24	$12,818	$15,277	$13,653
11/30/24	$13,290	$16,174	$14,144
12/31/24	$12,894	$15,788	$13,762
1/31/25	$13,272	$16,228	$14,162
2/28/25	$13,262	$16,016	$14,093
3/31/25	$12,826	$15,114	$13,628
4/30/25	$12,885	$15,011	$13,721
5/31/25	$13,541	$15,956	$14,412
6/30/25	$14,111	$16,768	$14,994
7/31/25	$14,231	$17,144	$15,166
8/31/25	$14,634	$17,492	$15,588
9/30/25	$15,098	$18,130	$16,053
10/31/25	$15,360	$18,555	$16,320
11/30/25	$15,421	$18,600	$16,392
12/31/25	$15,535	$18,611	$16,537
1/31/26	$16,014	$18,881	$17,045
2/28/26	$16,320	$18,738	$17,345
3/31/26	$15,321	$17,805	$16,217
4/30/26	$16,698	$19,673	$17,705
5/31/26	$17,381	$20,708	$18,464
6/30/26	$17,315	$20,511	$18,399

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 12/30/22
Class A (excluding sales charge)	22.71%	18.89%
Class A (including sales charge)	15.93%	16.99%
S&P 500 Index	22.32%	22.79%
S&P Target Date 2065+ Index	22.71%	19.04%

Performance Inception Date	Dec. 30, 2022
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 66,663,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 16,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$66,663
# of Portfolio Holdings	18
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$16
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional'	50.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.4%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.9%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO Long-Term U.S. Government Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000238902
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2065 Fund
Class Name	Institutional Class
Trading Symbol	PBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$1,000,000	$1,000,000	$1,000,000
12/31/22	$1,000,000	$1,000,000	$1,000,000
1/31/23	$1,074,000	$1,062,834	$1,069,371
2/28/23	$1,039,000	$1,036,902	$1,042,922
3/31/23	$1,065,771	$1,074,971	$1,064,104
4/30/23	$1,079,794	$1,091,750	$1,077,664
5/31/23	$1,064,769	$1,096,495	$1,061,302
6/30/23	$1,122,866	$1,168,946	$1,119,242
7/31/23	$1,159,927	$1,206,499	$1,157,010
8/31/23	$1,127,874	$1,187,289	$1,127,983
9/30/23	$1,080,337	$1,130,682	$1,081,587
10/31/23	$1,048,208	$1,106,907	$1,048,414
11/30/23	$1,138,571	$1,207,996	$1,138,742
12/31/23	$1,195,719	$1,262,876	$1,198,363
1/31/24	$1,192,674	$1,284,098	$1,200,269
2/29/24	$1,241,396	$1,352,663	$1,245,321
3/31/24	$1,279,266	$1,396,184	$1,282,304
4/30/24	$1,233,432	$1,339,158	$1,239,941
5/31/24	$1,287,414	$1,405,560	$1,289,252
6/30/24	$1,308,033	$1,455,994	$1,308,753
7/31/24	$1,337,691	$1,473,717	$1,340,244
8/31/24	$1,369,395	$1,509,464	$1,369,494
9/30/24	$1,400,326	$1,541,702	$1,398,408
10/31/24	$1,367,522	$1,527,721	$1,365,348
11/30/24	$1,417,753	$1,617,400	$1,414,434
12/31/24	$1,376,367	$1,578,844	$1,376,219
1/31/25	$1,416,568	$1,622,811	$1,416,227
2/28/25	$1,416,568	$1,601,636	$1,409,279
3/31/25	$1,370,318	$1,511,393	$1,362,770
4/30/25	$1,377,737	$1,501,145	$1,372,072
5/31/25	$1,447,683	$1,595,634	$1,441,219
6/30/25	$1,508,778	$1,676,776	$1,499,384
7/31/25	$1,522,749	$1,714,407	$1,516,642
8/31/25	$1,565,734	$1,749,161	$1,558,781
9/30/25	$1,617,592	$1,813,006	$1,605,289
10/31/25	$1,645,574	$1,855,455	$1,631,962
11/30/25	$1,652,032	$1,860,003	$1,639,246
12/31/25	$1,666,153	$1,861,142	$1,653,703
1/31/26	$1,717,369	$1,888,128	$1,704,471
2/28/26	$1,751,150	$1,873,779	$1,734,506
3/31/26	$1,644,119	$1,780,474	$1,621,652
4/30/26	$1,792,592	$1,967,293	$1,770,480
5/31/26	$1,866,828	$2,070,837	$1,846,352
6/30/26	$1,859,418	$2,051,116	$1,839,852

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 12/30/22
Institutional Class	23.24%	19.40%
S&P 500 Index	22.32%	22.79%
S&P Target Date 2065+ Index	22.71%	19.04%

Performance Inception Date	Dec. 30, 2022
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 66,663,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 16,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$66,663
# of Portfolio Holdings	18
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$16
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.2%
Short-Term Instruments	0.1%
Affiliated Investments	8.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional'	50.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.4%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.9%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO Long-Term U.S. Government Fund	0.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000255110
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2070 Fund
Class Name	Class A
Trading Symbol	PAJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$9,452	$10,000	$10,000
1/31/25	$9,716	$10,278	$10,291
2/28/25	$9,716	$10,144	$10,240
3/31/25	$9,395	$9,573	$9,902
4/30/25	$9,414	$9,508	$9,970
5/31/25	$9,896	$10,106	$10,472
6/30/25	$10,321	$10,620	$10,895
7/31/25	$10,406	$10,859	$11,020
8/31/25	$10,709	$11,079	$11,327
9/30/25	$11,047	$11,483	$11,664
10/31/25	$11,236	$11,752	$11,858
11/30/25	$11,274	$11,781	$11,911
12/31/25	$11,361	$11,788	$12,016
1/31/26	$11,690	$11,959	$12,385
2/28/26	$11,922	$11,868	$12,603
3/31/26	$11,188	$11,277	$11,783
4/30/26	$12,195	$12,460	$12,865
5/31/26	$12,709	$13,116	$13,416
6/30/26	$12,655	$12,991	$13,369

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 12/31/24
Class A (excluding sales charge)	22.61%	21.54%
Class A (including sales charge)	15.82%	17.05%
S&P 500 Index	22.32%	19.12%
S&P Target Date 2065+ Index	22.71%	21.42%

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,774,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,774
# of Portfolio Holdings	15
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$2
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.4%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard S&P 500 ETF	50.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.5%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term U.S. Government Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000255109
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2070 Fund
Class Name	Institutional Class
Trading Symbol	PAJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$1,000,000	$1,000,000	$1,000,000
1/31/25	$1,029,000	$1,027,847	$1,029,072
2/28/25	$1,029,000	$1,014,436	$1,024,023
3/31/25	$995,000	$957,278	$990,228
4/30/25	$998,000	$950,787	$996,987
5/31/25	$1,049,000	$1,010,634	$1,047,231
6/30/25	$1,094,000	$1,062,027	$1,089,495
7/31/25	$1,104,000	$1,085,862	$1,102,036
8/31/25	$1,136,000	$1,107,875	$1,132,655
9/30/25	$1,172,972	$1,148,312	$1,166,449
10/31/25	$1,193,023	$1,175,198	$1,185,830
11/30/25	$1,198,036	$1,178,079	$1,191,124
12/31/25	$1,207,535	$1,178,800	$1,201,628
1/31/26	$1,244,564	$1,195,893	$1,238,518
2/28/26	$1,269,249	$1,186,804	$1,260,342
3/31/26	$1,191,120	$1,127,707	$1,178,339
4/30/26	$1,299,309	$1,246,033	$1,286,482
5/31/26	$1,353,920	$1,311,615	$1,341,612
6/30/26	$1,349,354	$1,299,125	$1,336,889

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	Since Inception 12/31/24
Institutional Class	23.34%	22.18%
S&P 500 Index	22.32%	19.12%
S&P Target Date 2065+ Index	22.71%	21.42%

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 7,774,000
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,774
# of Portfolio Holdings	15
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$2
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	92.4%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard S&P 500 ETF	50.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.5%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	11.0%
Vanguard Small-Cap Index Fund 'Admiral'	5.5%
PIMCO Real Return Fund	1.1%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.7%
PIMCO Long-Term Real Return Fund	0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.4%
PIMCO Long-Term U.S. Government Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150033
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend Income Fund
Class Name	Class A
Trading Symbol	PBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/16	$9,447	$10,000	$10,000
7/31/16	$9,676	$10,369	$10,140
8/31/16	$9,695	$10,383	$10,143
9/30/16	$9,743	$10,385	$10,166
10/31/16	$9,638	$10,196	$10,064
11/30/16	$9,571	$10,573	$10,009
12/31/16	$9,678	$10,782	$10,089
1/31/17	$9,803	$10,987	$10,170
2/28/17	$9,987	$11,423	$10,287
3/31/17	$10,010	$11,436	$10,311
4/30/17	$10,107	$11,554	$10,397
5/31/17	$10,214	$11,716	$10,478
6/30/17	$10,239	$11,790	$10,495
7/31/17	$10,385	$12,032	$10,599
8/31/17	$10,463	$12,069	$10,644
9/30/17	$10,535	$12,318	$10,711
10/31/17	$10,633	$12,605	$10,788
11/30/17	$10,730	$12,992	$10,876
12/31/17	$10,841	$13,136	$10,950
1/31/18	$11,047	$13,888	$11,081
2/28/18	$10,781	$13,377	$10,888
3/31/18	$10,762	$13,037	$10,863
4/30/18	$10,732	$13,087	$10,864
5/31/18	$10,752	$13,402	$10,942
6/30/18	$10,742	$13,484	$10,938
7/31/18	$10,861	$13,986	$11,044
8/31/18	$10,890	$14,442	$11,132
9/30/18	$10,865	$14,524	$11,108
10/31/18	$10,498	$13,531	$10,784
11/30/18	$10,588	$13,807	$10,873
12/31/18	$10,343	$12,560	$10,672
1/31/19	$10,785	$13,567	$11,021
2/28/19	$10,896	$14,003	$11,130
3/31/19	$11,063	$14,275	$11,267
4/30/19	$11,195	$14,853	$11,402
5/31/19	$11,084	$13,909	$11,265
6/30/19	$11,414	$14,889	$11,586
7/31/19	$11,444	$15,103	$11,626
8/31/19	$11,566	$14,864	$11,679
9/30/19	$11,609	$15,142	$11,737
10/31/19	$11,721	$15,470	$11,851
11/30/19	$11,834	$16,031	$11,960
12/31/19	$12,002	$16,515	$12,095
1/31/20	$12,128	$16,509	$12,162
2/29/20	$11,877	$15,150	$11,914
3/31/20	$10,851	$13,279	$11,286
4/30/20	$11,500	$14,981	$11,830
5/31/20	$11,814	$15,694	$12,061
6/30/20	$12,065	$16,006	$12,210
7/31/20	$12,494	$16,909	$12,499
8/31/20	$12,787	$18,124	$12,655
9/30/20	$12,599	$17,436	$12,543
10/31/20	$12,473	$16,972	$12,448
11/30/20	$13,259	$18,830	$12,960
12/31/20	$13,606	$19,554	$13,161
1/31/21	$13,574	$19,356	$13,121
2/28/21	$13,596	$19,890	$13,128
3/31/21	$13,654	$20,761	$13,165
4/30/21	$14,019	$21,869	$13,386
5/31/21	$14,185	$22,022	$13,470
6/30/21	$14,323	$22,536	$13,568
7/31/21	$14,479	$23,071	$13,681
8/31/21	$14,624	$23,773	$13,773
9/30/21	$14,274	$22,667	$13,564
10/31/21	$14,576	$24,255	$13,754
11/30/21	$14,453	$24,087	$13,669
12/31/21	$14,753	$25,167	$13,833
1/31/22	$14,281	$23,864	$13,463
2/28/22	$13,981	$23,150	$13,319
3/31/22	$13,935	$24,009	$13,207
4/30/22	$13,163	$21,916	$12,668
5/31/22	$13,129	$21,956	$12,712
6/30/22	$12,403	$20,144	$12,245
7/31/22	$12,958	$22,001	$12,675
8/31/22	$12,553	$21,104	$12,380
9/30/22	$11,624	$19,160	$11,758
10/31/22	$11,856	$20,711	$11,957
11/30/22	$12,600	$21,869	$12,439
12/31/22	$12,319	$20,609	$12,288
1/31/23	$12,973	$21,904	$12,745
2/28/23	$12,593	$21,369	$12,517
3/31/23	$12,884	$22,154	$12,761
4/30/23	$12,980	$22,500	$12,860
5/31/23	$12,776	$22,598	$12,736
6/30/23	$13,096	$24,091	$12,964
7/31/23	$13,300	$24,865	$13,125
8/31/23	$13,012	$24,469	$12,968
9/30/23	$12,546	$23,302	$12,626
10/31/23	$12,232	$22,812	$12,400
11/30/23	$13,004	$24,895	$13,071
12/31/23	$13,600	$26,026	$13,559
1/31/24	$13,551	$26,464	$13,574
2/29/24	$13,661	$27,877	$13,661
3/31/24	$13,900	$28,774	$13,874
4/30/24	$13,456	$27,599	$13,561
5/31/24	$13,850	$28,967	$13,878
6/30/24	$14,001	$30,006	$14,030
7/31/24	$14,338	$30,372	$14,304
8/31/24	$14,588	$31,108	$14,530
9/30/24	$14,878	$31,773	$14,754
10/31/24	$14,463	$31,485	$14,452
11/30/24	$14,740	$33,333	$14,689
12/31/24	$14,336	$32,538	$14,446
1/31/25	$14,604	$33,444	$14,655
2/28/25	$14,872	$33,008	$14,817
3/31/25	$14,655	$31,148	$14,679
4/30/25	$14,617	$30,937	$14,760
5/31/25	$14,835	$32,884	$14,975
6/30/25	$15,257	$34,556	$15,309
7/31/25	$15,283	$35,332	$15,360
8/31/25	$15,578	$36,048	$15,613
9/30/25	$15,927	$37,364	$15,864
10/31/25	$16,146	$38,239	$16,018
11/30/25	$16,211	$38,333	$16,086
12/31/25	$16,205	$38,356	$16,130
1/31/26	$16,444	$38,912	$16,325
2/28/26	$16,802	$38,616	$16,565
3/31/26	$16,098	$36,694	$16,034
4/30/26	$16,802	$40,544	$16,575
5/31/26	$17,148	$42,678	$16,860
6/30/26	$17,139	$42,271	$16,843

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.33%	3.65%	6.14%
Class A (including sales charge)	6.16%	2.48%	5.54%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date Retirement Income Index	10.02%	4.42%	5.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 589,372,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 64,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$589,372
# of Portfolio Holdings	22
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$64
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	38.1%
Short-Term Instruments	0.2%
Affiliated Investments	61.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	22.4%
PIMCO Total Return Fund	18.3%
PIMCO Income Fund	10.5%
Vanguard Developed Markets Index Fund 'Institutional'	9.1%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Real Return Fund	6.1%
PIMCO Long-Term U.S. Government Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000150029
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend Income Fund
Class Name	Institutional Class
Trading Symbol	PBRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/16	$1,000,000	$1,000,000	$1,000,000
7/31/16	$1,024,194	$1,036,869	$1,013,990
8/31/16	$1,027,218	$1,038,324	$1,014,328
9/30/16	$1,032,207	$1,038,521	$1,016,553
10/31/16	$1,022,097	$1,019,577	$1,006,400
11/30/16	$1,015,020	$1,057,337	$1,000,938
12/31/16	$1,025,829	$1,078,236	$1,008,868
1/31/17	$1,041,201	$1,098,687	$1,016,970
2/28/17	$1,059,647	$1,142,311	$1,028,685
3/31/17	$1,063,173	$1,143,643	$1,031,081
4/30/17	$1,073,445	$1,155,389	$1,039,663
5/31/17	$1,085,772	$1,171,648	$1,047,834
6/30/17	$1,088,532	$1,178,961	$1,049,491
7/31/17	$1,105,056	$1,203,204	$1,059,895
8/31/17	$1,113,318	$1,206,887	$1,064,352
9/30/17	$1,121,117	$1,231,783	$1,071,104
10/31/17	$1,132,526	$1,260,527	$1,078,834
11/30/17	$1,143,934	$1,299,187	$1,087,560
12/31/17	$1,156,570	$1,313,632	$1,095,044
1/31/18	$1,178,570	$1,388,843	$1,108,136
2/28/18	$1,150,285	$1,337,654	$1,088,807
3/31/18	$1,149,237	$1,303,660	$1,086,281
4/30/18	$1,146,094	$1,308,662	$1,086,373
5/31/18	$1,149,237	$1,340,177	$1,094,202
6/30/18	$1,148,600	$1,348,426	$1,093,848
7/31/18	$1,161,222	$1,398,606	$1,104,397
8/31/18	$1,164,377	$1,444,180	$1,113,170
9/30/18	$1,162,593	$1,452,400	$1,110,793
10/31/18	$1,124,510	$1,353,128	$1,078,381
11/30/18	$1,134,031	$1,380,703	$1,087,343
12/31/18	$1,108,623	$1,256,038	$1,067,232
1/31/19	$1,155,844	$1,356,691	$1,102,084
2/28/19	$1,167,650	$1,400,252	$1,112,982
3/31/19	$1,186,782	$1,427,462	$1,126,696
4/30/19	$1,201,873	$1,485,259	$1,140,179
5/31/19	$1,190,016	$1,390,874	$1,126,479
6/30/19	$1,225,549	$1,488,897	$1,158,569
7/31/19	$1,229,895	$1,510,296	$1,162,560
8/31/19	$1,242,932	$1,486,372	$1,167,923
9/30/19	$1,248,488	$1,514,183	$1,173,695
10/31/19	$1,260,524	$1,546,980	$1,185,128
11/30/19	$1,273,654	$1,603,134	$1,196,038
12/31/19	$1,291,301	$1,651,519	$1,209,498
1/31/20	$1,305,886	$1,650,872	$1,216,221
2/29/20	$1,278,960	$1,514,974	$1,191,377
3/31/20	$1,168,561	$1,327,855	$1,128,621
4/30/20	$1,240,404	$1,498,077	$1,182,999
5/31/20	$1,275,202	$1,569,428	$1,206,067
6/30/20	$1,301,033	$1,600,639	$1,220,968
7/31/20	$1,348,221	$1,690,892	$1,249,900
8/31/20	$1,380,803	$1,812,434	$1,265,484
9/30/20	$1,361,603	$1,743,567	$1,254,261
10/31/20	$1,348,089	$1,697,199	$1,244,827
11/30/20	$1,433,681	$1,882,981	$1,296,037
12/31/20	$1,471,596	$1,955,379	$1,316,063
1/31/21	$1,469,252	$1,935,638	$1,312,125
2/28/21	$1,471,596	$1,989,013	$1,312,790
3/31/21	$1,479,388	$2,076,123	$1,316,475
4/30/21	$1,519,854	$2,186,923	$1,338,609
5/31/21	$1,537,706	$2,202,197	$1,347,029
6/30/21	$1,553,107	$2,253,607	$1,356,760
7/31/21	$1,571,138	$2,307,141	$1,368,086
8/31/21	$1,587,968	$2,377,291	$1,377,283
9/30/21	$1,550,230	$2,266,724	$1,356,379
10/31/21	$1,584,062	$2,425,535	$1,375,402
11/30/21	$1,570,771	$2,408,729	$1,366,918
12/31/21	$1,603,861	$2,516,678	$1,383,308
1/31/22	$1,552,885	$2,386,448	$1,346,289
2/28/22	$1,521,803	$2,314,994	$1,331,928
3/31/22	$1,516,706	$2,400,949	$1,320,736
4/30/22	$1,432,099	$2,191,581	$1,266,802
5/31/22	$1,429,610	$2,195,602	$1,271,209
6/30/22	$1,351,557	$2,014,369	$1,224,500
7/31/22	$1,412,821	$2,200,103	$1,267,453
8/31/22	$1,369,061	$2,110,378	$1,238,050
9/30/22	$1,268,276	$1,916,015	$1,175,845
10/31/22	$1,293,415	$2,071,139	$1,195,738
11/30/22	$1,375,118	$2,186,882	$1,243,883
12/31/22	$1,345,632	$2,060,886	$1,228,750
1/31/23	$1,417,742	$2,190,380	$1,274,507
2/28/23	$1,376,536	$2,136,937	$1,251,739
3/31/23	$1,409,369	$2,215,393	$1,276,092
4/30/23	$1,419,751	$2,249,972	$1,285,996
5/31/23	$1,397,689	$2,259,751	$1,273,632
6/30/23	$1,432,726	$2,409,065	$1,296,379
7/31/23	$1,456,170	$2,486,456	$1,312,513
8/31/23	$1,426,213	$2,446,868	$1,296,770
9/30/23	$1,375,432	$2,330,206	$1,262,578
10/31/23	$1,341,341	$2,281,210	$1,240,047
11/30/23	$1,426,568	$2,489,543	$1,307,128
12/31/23	$1,491,965	$2,602,645	$1,355,868
1/31/24	$1,487,965	$2,646,380	$1,357,403
2/29/24	$1,499,965	$2,787,685	$1,366,087
3/31/24	$1,527,389	$2,877,377	$1,387,418
4/30/24	$1,477,685	$2,759,852	$1,356,056
5/31/24	$1,523,359	$2,896,698	$1,387,792
6/30/24	$1,538,756	$3,000,638	$1,402,999
7/31/24	$1,576,884	$3,037,163	$1,430,402
8/31/24	$1,605,481	$3,110,834	$1,452,998
9/30/24	$1,638,571	$3,177,273	$1,475,400
10/31/24	$1,593,322	$3,148,460	$1,445,178
11/30/24	$1,623,488	$3,333,278	$1,468,906
12/31/24	$1,580,259	$3,253,818	$1,444,554
1/31/25	$1,610,944	$3,344,429	$1,465,496
2/28/25	$1,640,234	$3,300,790	$1,481,685
3/31/25	$1,618,017	$3,114,810	$1,467,863
4/30/25	$1,613,814	$3,093,688	$1,476,047
5/31/25	$1,637,629	$3,288,420	$1,497,514
6/30/25	$1,685,644	$3,455,644	$1,530,887
7/31/25	$1,688,458	$3,533,199	$1,536,000
8/31/25	$1,722,227	$3,604,823	$1,561,258
9/30/25	$1,761,882	$3,736,399	$1,586,434
10/31/25	$1,785,920	$3,823,882	$1,601,762
11/30/25	$1,794,405	$3,833,254	$1,608,596
12/31/25	$1,794,665	$3,835,601	$1,613,000
1/31/26	$1,822,298	$3,891,218	$1,632,475
2/28/26	$1,861,565	$3,861,645	$1,656,502
3/31/26	$1,783,988	$3,669,354	$1,603,385
4/30/26	$1,862,822	$4,054,367	$1,657,456
5/31/26	$1,902,239	$4,267,759	$1,686,029
6/30/26	$1,901,788	$4,227,117	$1,684,281

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.82%	4.13%	6.64%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Target Date Retirement Income Index	10.02%	4.42%	5.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 589,372,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 64,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$589,372
# of Portfolio Holdings	22
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$64
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mutual Funds	38.1%
Short-Term Instruments	0.2%
Affiliated Investments	61.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
Vanguard Institutional Index Fund 'Institutional Plus'	22.4%
PIMCO Total Return Fund	18.3%
PIMCO Income Fund	10.5%
Vanguard Developed Markets Index Fund 'Institutional'	9.1%
PIMCO Long-Term Real Return Fund	7.3%
PIMCO Real Return Fund	6.1%
PIMCO Long-Term U.S. Government Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	5.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2026, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).